UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2025

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 98.0%
Brazil | 8.2%
Automob Participacoes SA (*)	477,071	$20,901
Dexco SA	534,208	503,647
MercadoLibre, Inc. (*)	923	1,800,653
Pagseguro Digital Ltd., Class A (*)	82,129	626,644
PRIO SA (*)	167,700	1,169,634
Rumo SA	222,244	631,706
TOTVS SA	337,000	1,970,698
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	414,452	318,840
		7,042,723
China | 26.5%
Airtac International Group	33,765	855,419
Alibaba Group Holding Ltd.	203,000	3,365,870
Baidu, Inc., Class A (*)	42,800	493,951
BYD Co. Ltd., Class H	25,000	1,263,672
Contemporary Amperex Technology Co. Ltd., Class A	18,600	651,893
Foxconn Industrial Internet Co. Ltd., Class A	411,600	1,142,466
Fuyao Glass Industry Group Co. Ltd., Class H (#)	98,800	706,790
Lenovo Group Ltd.	1,122,000	1,523,016
Ping An Insurance Group Co. of China Ltd., Class H	204,500	1,220,111
Shenzhen Inovance Technology Co. Ltd., Class A	115,290	1,086,711
Sungrow Power Supply Co. Ltd., Class A	67,488	647,558
Tencent Holdings Ltd.	84,800	5,404,518
Trip.com Group Ltd.	15,200	970,182
Xiaomi Corp., Class B (#), (*)	183,200	1,163,455
Yadea Group Holdings Ltd. (#)	662,000	1,288,259
ZTO Express Cayman, Inc.	46,700	929,415
		22,713,286
Hong Kong | 1.5%
Techtronic Industries Co. Ltd.	108,502	1,306,785
Hungary | 1.4%
Richter Gedeon Nyrt.	43,872	1,208,975
India | 11.0%
Bajaj Finance Ltd.	12,139	1,266,282
HDFC Bank Ltd. ADR	38,234	2,540,267
Description	Shares	Fair Value
ICICI Bank Ltd. ADR	61,762	$1,946,738
MakeMyTrip Ltd. (*)	9,900	970,101
Mphasis Ltd.	33,709	977,302
Reliance Industries Ltd.	62,067	923,152
UPL Ltd.	106,436	788,788
		9,412,630
Indonesia | 3.2%
Bank Central Asia Tbk. PT	2,240,600	1,141,112
Bank Rakyat Indonesia Persero Tbk. PT	6,756,049	1,634,091
		2,775,203
Macau | 0.8%
Sands China Ltd.	355,600	716,130
Mexico | 2.7%
Arca Continental SAB de CV	76,600	800,942
Grupo Financiero Banorte SAB de CV, Class O	219,557	1,522,721
		2,323,663
Peru | 1.0%
Credicorp Ltd.	4,813	895,988
Philippines | 3.5%
BDO Unibank, Inc.	834,182	2,233,878
International Container Terminal Services, Inc.	130,319	809,002
		3,042,880
Poland | 1.7%
InPost SA (*)	96,475	1,419,819
South Africa | 5.6%
Capitec Bank Holdings Ltd.	10,938	1,858,274
Foschini Group Ltd.	89,743	609,416
Shoprite Holdings Ltd.	43,985	654,573
Standard Bank Group Ltd.	128,823	1,685,594
		4,807,857
South Korea | 8.1%
CJ Logistics Corp.	10,240	603,612
Samsung Electronics Co. Ltd.	88,685	3,512,080

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
SK Hynix, Inc.	21,503	$2,851,560
		6,967,252
Taiwan | 19.3%
ASE Technology Holding Co. Ltd.	333,289	1,460,477
Bizlink Holding, Inc.	56,078	861,114
Chroma ATE, Inc.	59,000	516,427
Hiwin Technologies Corp.	93,714	688,762
King Yuan Electronics Co. Ltd.	186,000	499,318
Lotes Co. Ltd.	18,687	788,049
MediaTek, Inc.	40,000	1,686,678
RichWave Technology Corp. (*)	104,000	496,848
Sercomm Corp.	246,000	871,904
Taiwan Semiconductor Manufacturing Co. Ltd.	311,000	8,669,998
		16,539,575
Turkey | 0.7%
BIM Birlesik Magazalar AS	52,796	636,838
United States | 2.8%
EPAM Systems, Inc. (*)	3,801	641,761
SharkNinja, Inc. (*)	12,198	1,017,435
Tenaris SA ADR	18,393	719,350
		2,378,546
Total Common Stocks (Cost $59,668,160)		84,188,150

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.1%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $1,843,000 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $1,795,357) Proceeds of $1,760,214 (Cost $1,760,000)	$1,760	$1,760,000
Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $93,983)	93,983	$93,983
Total Investments | 100.2% (Cost $61,522,143)		$86,042,133
Liabilities in Excess of Cash and Other Assets | (0.2)%		(163,692)
Net Assets | 100.0%		$85,878,441

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 99.7%
Brazil | 3.4%
Banco BTG Pactual SA	217,396	$1,283,853
Itau Unibanco Holding SA ADR	296,157	1,628,864
MercadoLibre, Inc. (*)	587	1,145,161
		4,057,878
China | 27.0%
Alibaba Group Holding Ltd. ADR	43,586	5,763,377
China Merchants Bank Co. Ltd., Class H	830,000	4,883,865
Contemporary Amperex Technology Co. Ltd., Class A	47,600	1,668,285
Full Truck Alliance Co. Ltd. ADR	71,683	915,392
Innovent Biologics, Inc. (#), (*)	232,500	1,403,156
Lenovo Group Ltd.	986,000	1,338,408
NetEase, Inc. ADR	14,887	1,532,170
PDD Holdings, Inc. ADR (*)	9,108	1,077,932
Shenzhen Inovance Technology Co. Ltd., Class A	170,399	1,606,162
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	32,700	1,060,277
Tencent Holdings Ltd.	98,992	6,309,010
Trip.com Group Ltd. ADR	28,815	1,832,058
Weichai Power Co. Ltd., Class H	686,000	1,445,009
Yum China Holdings, Inc.	30,707	1,598,606
		32,433,707
Ghana | 0.7%
Kosmos Energy Ltd. (*)	343,810	783,887
Greece | 2.5%
GEK Terna SA	44,962	936,412
National Bank of Greece SA	205,004	2,112,310
		3,048,722
Hong Kong | 1.4%
AIA Group Ltd.	221,200	1,672,098
India | 17.3%
Bharti Airtel Ltd.	123,691	2,502,404
HDFC Bank Ltd. ADR	46,735	3,105,073
Hindalco Industries Ltd.	148,723	1,185,386
Description	Shares	Fair Value
ICICI Bank Ltd. ADR	83,240	$2,623,725
InterGlobe Aviation Ltd. (#), (*)	28,412	1,697,062
ITC Hotels Ltd. (*)	29,290	67,941
ITC Ltd.	182,152	872,415
Larsen & Toubro Ltd.	25,710	1,044,977
Macrotech Developers Ltd. (#)	117,921	1,645,200
MakeMyTrip Ltd. (*)	11,974	1,173,332
Reliance Industries Ltd.	149,923	2,229,877
Supreme Industries Ltd.	31,395	1,247,171
Tata Consultancy Services Ltd.	32,407	1,361,898
		20,756,461
Indonesia | 1.8%
Bank Central Asia Tbk. PT	2,449,200	1,247,350
Bank Mandiri Persero Tbk. PT	2,957,500	925,871
		2,173,221
Mexico | 3.6%
Arca Continental SAB de CV	94,845	991,714
Corp. Inmobiliaria Vesta SAB de CV ADR	34,707	791,667
Grupo Financiero Banorte SAB de CV, Class O	208,177	1,443,796
Kimberly-Clark de Mexico SAB de CV, Class A	684,974	1,122,963
		4,350,140
Peru | 0.9%
Credicorp Ltd.	5,970	1,111,375
Philippines | 2.1%
BDO Unibank, Inc.	392,899	1,052,155
International Container Terminal Services, Inc.	234,530	1,455,928
		2,508,083
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (¢)	213,889	0
		0
Saudi Arabia | 3.1%
Saudi Arabian Oil Co. (#)	310,436	2,210,165
Saudi National Bank	160,954	1,537,051
		3,747,216

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
South Africa | 4.1%
Anglo American PLC	47,660	$1,337,927
Bidvest Group Ltd.	73,906	952,721
Capitec Bank Holdings Ltd.	7,792	1,323,795
Shoprite Holdings Ltd.	86,594	1,288,670
		4,903,113
South Korea | 9.3%
Coway Co. Ltd.	21,926	1,209,539
Kia Corp.	33,003	2,084,061
Samsung Electronics Co. Ltd.	90,033	3,565,463
Shinhan Financial Group Co. Ltd.	60,139	1,920,261
SK Hynix, Inc.	18,130	2,404,259
		11,183,583
Taiwan | 13.7%
ASE Technology Holding Co. Ltd.	296,000	1,297,076
Chailease Holding Co. Ltd.	255,464	897,651
MediaTek, Inc.	58,000	2,445,683
Taiwan Semiconductor Manufacturing Co. Ltd.	224,000	6,244,629
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	33,233	5,516,678
		16,401,717
Thailand | 0.8%
CP ALL PCL (‡)	670,400	978,181
Turkey | 0.8%
Akbank TAS	656,141	902,394
United Arab Emirates | 4.1%
Abu Dhabi Ports Co. PJSC (*)	638,551	754,912
ADNOC Drilling Co. PJSC	573,328	801,894
Adnoc Gas PLC	2,277,563	1,985,865
Emaar Properties PJSC	393,265	1,432,713
		4,975,384
United Kingdom | 1.6%
Unilever PLC ADR	32,528	1,937,042
Description	Shares	Fair Value
United States | 1.5%
Freeport-McMoRan, Inc.	48,655	$1,842,078
Total Common Stocks (Cost $94,522,677)		119,766,280

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 0.4%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $459,800 United States Treasury Bonds, 4.375% to 4.750%, 08/15/43 to 11/15/43, with a fair value of $459,101) Proceeds of $450,055 (Cost $450,000)	$450	$450,000

Description	Shares	Fair Value
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $30,067)	30,067	$30,067
Total Investments | 100.1% (Cost $95,002,744)		$120,246,347
Liabilities in Excess of Cash and Other Assets | (0.1)%		(97,119)
Net Assets | 100.0%		$120,149,228

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 97.3%
Argentina | 0.3%
Vista Energy SAB de CV ADR (*)	18,623	$867,087
Brazil | 2.2%
Banco do Brasil SA	208,700	1,030,983
BB Seguridade Participacoes SA	350,200	2,473,177
BRF SA	78,300	270,035
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,800	175,170
Cia De Sanena Do Parana	129,000	609,910
Energisa SA	26,300	184,353
Klabin SA	51,810	169,418
PRIO SA (*)	49,700	346,636
Telefonica Brasil SA	25,100	219,179
		5,478,861
Chile | 0.1%
Enel Chile SA ADR	90,887	297,200
China | 31.8%
Alibaba Group Holding Ltd.	496,700	8,235,605
Aluminum Corp. of China Ltd., Class H	354,000	222,520
Anker Innovations Technology Co. Ltd., Class A	20,880	297,548
Atour Lifestyle Holdings Ltd. ADR	11,647	330,192
Bank of Changsha Co. Ltd., Class A	199,000	252,166
Bank of China Ltd., Class H	1,658,000	1,003,299
Bank of Hangzhou Co. Ltd., Class A	374,300	746,218
BeiGene Ltd. ADR (*)	940	255,840
Beijing New Building Materials PLC, Class A	74,800	300,576
Bilibili, Inc., Class Z (*)	18,040	346,128
Bluestar Adisseo Co., Class A	169,600	248,013
BOC Aviation Ltd. (#)	25,100	196,439
BYD Co. Ltd., Class H	54,500	2,754,804
BYD Electronic International Co. Ltd.	38,500	201,345
China Construction Bank Corp., Class H	4,817,000	4,273,761
China Hongqiao Group Ltd.	287,000	593,067
China Life Insurance Co. Ltd., Class H	161,000	312,006
China Merchants Bank Co. Ltd., Class H	219,500	1,291,576
China Nonferrous Mining Corp. Ltd.	259,000	187,699
China Pacific Insurance Group Co. Ltd., Class H	204,800	646,505
China Resources Land Ltd.	52,000	173,722
Description	Shares	Fair Value
China Resources Mixc Lifestyle Services Ltd. (#)	69,200	$306,417
China Tower Corp. Ltd., Class H (#)	359,700	484,514
Contemporary Amperex Technology Co. Ltd., Class A	17,180	602,125
DingDong Cayman Ltd. ADR (*)	54,084	146,027
East Money Information Co. Ltd., Class A	150,500	471,517
ENN Natural Gas Co. Ltd., Class A	243,400	657,547
Espressif Systems Shanghai Co. Ltd., Class A	12,354	393,401
Geely Automobile Holdings Ltd.	229,000	494,410
Great Wall Motor Co. Ltd., Class H	140,000	245,385
Guangdong TCL Smart Home Appliances Co. Ltd. (*)	141,200	225,987
Guotai Junan Securities Co. Ltd., Class H (#)	231,200	335,055
H World Group Ltd. ADR	8,224	304,370
Haidilao International Holding Ltd. (#)	72,000	163,395
Haier Smart Home Co. Ltd., Class H	74,000	239,522
Hisense Home Appliances Group Co. Ltd., Class H	73,000	245,128
Huaneng Power International, Inc., Class H	442,000	256,194
HUTCHMED China Ltd. (*)	52,000	160,348
Industrial & Commercial Bank of China Ltd., Class H	793,000	566,586
Innovent Biologics, Inc. (#), (*)	39,500	238,386
JD Logistics, Inc. (#), (*)	522,100	850,179
JD.com, Inc., Class A	120,204	2,480,591
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	253,000	243,270
Jinan Acetate Chemical Co. Ltd.	9,000	234,587
Kanzhun Ltd. ADR (*)	20,350	390,109
KE Holdings, Inc. ADR	36,989	743,109
Kingdee International Software Group Co. Ltd. (*)	157,000	268,277
Kingsoft Corp. Ltd.	107,400	521,008
Kuaishou Technology (#), (*)	181,500	1,282,448
Kunlun Energy Co. Ltd.	590,000	575,644
Lenovo Group Ltd.	840,000	1,140,226
LexinFintech Holdings Ltd. ADR	37,764	381,039
Li Auto, Inc. ADR (*)	16,240	409,248
Meitu, Inc. (#)	308,500	217,968
Meituan, Class B (#), (*)	202,070	4,085,575
Midea Group Co. Ltd., Class A	145,000	1,572,167
NetEase, Inc.	98,900	2,038,295
Ningbo Boway Alloy Material Co. Ltd., Class A	84,400	234,922
PDD Holdings, Inc. ADR (*)	22,056	2,610,328
People’s Insurance Co. Group of China Ltd., Class H	851,000	440,339
PetroChina Co. Ltd., Class H	1,032,000	836,283
Ping An Insurance Group Co. of China Ltd., Class H	328,500	1,959,935
Pop Mart International Group Ltd. (#)	77,600	1,567,374
Qifu Technology, Inc. ADR	21,097	947,466
Shanghai Zijiang Enterprise Group Co. Ltd., Class A	262,500	254,178

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Shenyang Jinbei Automotive Co. Ltd., Class A (*)	255,200	$215,351
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	65,800	292,508
Sieyuan Electric Co. Ltd., Class A	23,300	244,576
Sunny Optical Technology Group Co. Ltd.	73,600	680,315
Tencent Holdings Ltd.	193,800	12,351,363
Trip.com Group Ltd. ADR	12,695	807,148
Uni-President China Holdings Ltd.	252,000	290,158
Vipshop Holdings Ltd. ADR	47,375	742,840
Xiaomi Corp., Class B (#), (*)	673,800	4,279,128
XPeng, Inc., A Shares (*)	23,200	240,959
Yankershop Food Co. Ltd., Class A	96,860	846,436
Yutong Bus Co. Ltd., Class A	221,500	810,914
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	120,500	417,129
Zhejiang NHU Co. Ltd., Class A	229,000	707,659
		78,616,392
Colombia | 0.1%
Bancolombia SA ADR	5,524	222,065
Egypt | 0.3%
Commercial International Bank - Egypt (CIB) GDR	489,851	739,675
Greece | 0.8%
Alpha Services & Holdings SA	274,502	660,095
Danaos Corp.	3,192	249,072
National Bank of Greece SA	72,043	742,313
Piraeus Financial Holdings SA	58,234	320,638
		1,972,118
Hungary | 1.1%
OTP Bank Nyrt	41,071	2,767,284
India | 16.9%
ABB India Ltd.	3,640	234,877
Adani Ports & Special Economic Zone Ltd.	35,673	490,498
Ajanta Pharma Ltd.	13,466	411,751
Alkem Laboratories Ltd.	5,383	306,537
Axis Bank Ltd. GDR	11,063	699,354
Bajaj Finance Ltd.	8,411	877,395
Bank of Baroda	454,627	1,210,257
Bank of India	775,944	965,997
Bharat Electronics Ltd.	127,431	445,332
Description	Shares	Fair Value
Bharti Airtel Ltd.	13,285	$268,770
Britannia Industries Ltd.	15,825	912,975
BSE Ltd.	22,034	1,405,192
Canara Bank	374,769	387,519
Cipla Ltd.	78,615	1,323,382
Godawari Power & Ispat Ltd.	232,550	488,297
HBL Engineering Ltd.	30,518	166,817
HCL Technologies Ltd.	76,555	1,418,929
HDFC Bank Ltd. ADR	6,311	419,303
Hero MotoCorp Ltd.	14,740	641,158
Hindalco Industries Ltd.	92,926	740,660
Hindustan Aeronautics Ltd.	23,724	1,154,582
Hindustan Unilever Ltd.	20,664	545,818
ICICI Bank Ltd. ADR	34,270	1,080,190
IndiaMart InterMesh Ltd. (#)	6,185	149,643
Indus Towers Ltd. (*)	323,307	1,256,877
Infosys Ltd.	121,052	2,214,049
Jindal Saw Ltd.	64,766	203,635
Jio Financial Services Ltd. (*)	30,626	81,088
Karur Vysya Bank Ltd.	145,322	353,233
Larsen & Toubro Ltd. GDR (*)	452	18,170
LIC Housing Finance Ltd.	138,442	910,465
Life Insurance Corp. of India	24,012	223,885
Lupin Ltd.	56,823	1,348,549
Manappuram Finance Ltd.	196,717	533,835
Motilal Oswal Financial Services Ltd.	22,771	163,435
National Aluminium Co. Ltd.	96,514	196,536
Nava Ltd.	40,190	242,920
Oberoi Realty Ltd.	34,427	656,871
Oil & Natural Gas Corp. Ltd.	102,794	294,706
Oracle Financial Services Software Ltd.	1,569	143,369
Page Industries Ltd.	2,644	1,318,695
Rail Vikas Nigam Ltd.	64,546	264,501
REC Ltd.	86,041	430,131
Reliance Industries Ltd. GDR (#)	28,964	1,699,688
State Bank of India GDR	27,888	2,476,890
Sun Pharmaceutical Industries Ltd.	97,433	1,975,078
Tata Consultancy Services Ltd.	42,645	1,792,149
Tata Motors Ltd.	114,631	902,335
Torrent Pharmaceuticals Ltd.	40,361	1,517,095
Trent Ltd.	5,117	317,514
Union Bank of India Ltd.	370,335	542,977
Vedanta Ltd.	365,047	1,966,253
Wipro Ltd.	319,350	973,186
		41,763,348

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Indonesia | 1.4%
Astra International Tbk. PT	839,700	$248,741
Bank Mandiri Persero Tbk. PT	5,061,900	1,584,673
Bank Rakyat Indonesia Persero Tbk. PT	2,732,400	660,888
Indofood Sukses Makmur Tbk. PT	980,400	418,475
Sumber Alfaria Trijaya Tbk. PT	3,057,600	377,298
Telkom Indonesia Persero Tbk. PT ADR	8,595	126,948
		3,417,023
Malaysia | 1.2%
CIMB Group Holdings Bhd.	890,700	1,401,778
IJM Corp. Bhd.	256,200	120,398
My EG Services Bhd.	1,362,700	277,480
Scientex Bhd.	90,200	72,080
SP Setia Bhd. Group	617,500	163,634
Tenaga Nasional Bhd.	217,500	655,950
YTL Corp. Bhd.	583,800	260,457
		2,951,777
Mexico | 1.7%
Arca Continental SAB de CV	79,400	830,219
Coca-Cola Femsa SAB de CV ADR	22,595	2,062,698
Gentera SAB de CV	392,400	604,577
Grupo Financiero Inbursa SAB de CV, Class O (*)	124,700	280,239
Grupo Mexico SAB de CV Series B	38,700	193,495
Southern Copper Corp.	1,608	150,284
		4,121,512
Peru | 0.6%
Cia de Minas Buenaventura SAA ADR	20,822	325,448
Credicorp Ltd.	5,690	1,059,250
		1,384,698
Philippines | 0.9%
International Container Terminal Services, Inc.	258,870	1,607,028
Metropolitan Bank & Trust Co.	276,510	352,984
SM Investments Corp.	17,030	234,479
		2,194,491
Poland | 1.6%
Budimex SA	1,341	197,379
KGHM Polska Miedz SA	57,249	1,879,203
Description	Shares	Fair Value
LPP SA	129	$589,519
Orange Polska SA	162,368	368,639
ORLEN SA	25,653	453,858
Powszechna Kasa Oszczednosci Bank Polski SA	11,709	228,840
Powszechny Zaklad Ubezpieczen SA	25,780	374,805
		4,092,243
Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0
Saudi Arabia | 2.4%
ACWA Power Co.	2,982	271,410
Alinma Bank	33,867	276,520
Almarai Co. JSC	43,785	647,556
Arab National Bank	40,633	250,118
Astra Industrial Group Co.	8,755	363,290
Banque Saudi Fransi	118,671	586,268
Electrical Industries Co.	484,977	780,196
Etihad Etisalat Co.	63,523	1,032,259
National Agriculture Development Co. (*)	48,460	323,182
Saudi Arabian Mining Co. (*)	12,109	149,008
Saudi Arabian Oil Co. (#)	69,329	493,591
Saudi Awwal Bank	38,284	380,897
Saudi Basic Industries Corp.	8,465	143,370
Yanbu National Petrochemical Co.	34,941	322,761
		6,020,426
South Africa | 2.2%
AVI Ltd.	72,995	352,459
Capitec Bank Holdings Ltd.	1,450	246,343
FirstRand Ltd.	91,146	357,827
Gold Fields Ltd. ADR	29,283	646,862
Harmony Gold Mining Co. Ltd. ADR	108,439	1,601,644
Investec Ltd.	57,260	356,304
Naspers Ltd., N Shares	1,923	477,690
Nedbank Group Ltd.	15,106	212,465
Old Mutual Ltd.	358,003	232,543
Sappi Ltd.	219,476	433,256
Standard Bank Group Ltd.	23,174	303,222
Tiger Brands Ltd.	15,589	236,577
		5,457,192

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
South Korea | 10.1%
BNK Financial Group, Inc.	37,667	$263,471
Chong Kun Dang Pharmaceutical Corp.	4,616	244,822
CJ CheilJedang Corp.	968	162,813
Hana Financial Group, Inc.	67,509	2,747,396
Hanmi Pharm Co. Ltd.	848	130,520
Hanwha Aerospace Co. Ltd.	894	380,641
HD Hyundai Co. Ltd.	3,414	168,771
HD Hyundai Electric Co. Ltd.	1,552	312,969
HD Hyundai Heavy Industries Co. Ltd.	1,142	218,488
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,930	676,688
Hyundai Marine & Fire Insurance Co. Ltd. (*)	10,606	158,178
Hyundai Mobis Co. Ltd.	4,749	844,723
Hyundai Rotem Co. Ltd.	10,311	741,883
JB Financial Group Co. Ltd.	19,701	234,283
KB Financial Group, Inc.	26,111	1,403,522
KCC Corp.	729	126,076
Kia Corp.	23,598	1,490,157
KIWOOM Securities Co. Ltd.	1,962	170,427
Korea Electric Power Corp.	81,733	1,211,044
Krafton, Inc. (*)	835	190,481
LIG Nex1 Co. Ltd.	1,549	262,283
LS Electric Co. Ltd.	1,453	177,057
Meritz Financial Group, Inc.	9,569	797,521
Mirae Asset Securities Co. Ltd.	76,567	479,680
NAVER Corp.	1,704	222,306
Samsung Electronics Co. Ltd. GDR	5,854	5,713,371
Samsung Life Insurance Co. Ltd.	3,831	217,077
SK Hynix, Inc.	15,447	2,048,461
SK Telecom Co. Ltd.	41,286	1,557,007
Woori Financial Group, Inc.	140,867	1,577,297
		24,929,413
Taiwan | 16.8%
Accton Technology Corp.	34,000	600,885
Advancetek Enterprise Co. Ltd.	105,000	258,738
Asia Cement Corp.	659,000	929,937
Asia Optical Co., Inc.	49,000	205,831
Asia Vital Components Co. Ltd.	31,000	431,880
ASMedia Technology, Inc.	4,000	213,753
Bizlink Holding, Inc.	27,000	414,602
Chicony Power Technology Co. Ltd.	41,000	141,032
China Airlines Ltd.	305,000	207,365
Description	Shares	Fair Value
CyberPower Systems, Inc.	22,000	$186,147
Delta Electronics, Inc.	281,000	3,097,393
Eva Airways Corp.	862,000	1,057,950
Far Eastern New Century Corp.	183,000	181,681
Genius Electronic Optical Co. Ltd.	24,000	285,519
Global Unichip Corp.	4,000	129,170
Hon Hai Precision Industry Co. Ltd.	125,000	558,555
Hwang Chang General Contractor Co. Ltd.	103,930	260,054
International Games System Co. Ltd., Class C	52,000	1,216,139
KGI Financial Holding Co. Ltd.	1,156,000	600,841
Lotes Co. Ltd.	16,000	674,736
MediaTek, Inc.	98,000	4,132,362
Nan Pao Resins Chemical Co. Ltd.	20,000	218,677
Novatek Microelectronics Corp.	33,000	544,615
PharmaEssentia Corp. (*)	15,000	236,409
President Chain Store Corp.	232,000	1,756,199
Realtek Semiconductor Corp.	92,000	1,459,432
Silicon Motion Technology Corp. ADR	4,878	246,632
Sunonwealth Electric Machine Industry Co. Ltd.	55,000	146,933
Taiwan Semiconductor Manufacturing Co. Ltd.	731,000	20,378,677
Tong Yang Industry Co. Ltd.	51,000	198,186
Voltronic Power Technology Corp.	9,000	416,587
Wistron Corp.	75,000	218,744
		41,605,661
Thailand | 1.8%
Bangkok Bank PCL (‡)	191,200	831,304
Bangkok Dusit Medical Services PCL NVDR	1,120,800	722,865
Krung Thai Bank PCL NVDR	2,129,700	1,517,561
PTT Exploration & Production PCL (‡)	406,400	1,395,596
		4,467,326
Turkey | 0.9%
Akbank TAS	658,884	906,166
Turk Hava Yollari AO (*)	28,127	230,305
Turkcell Iletisim Hizmetleri AS	142,437	359,228
Turkiye Garanti Bankasi AS	168,083	522,073
Turkiye Is Bankasi AS, C Shares	571,622	184,474
		2,202,246
United Arab Emirates | 1.8%
Abu Dhabi Islamic Bank PJSC	147,862	646,175
ADNOC Drilling Co. PJSC	700,321	979,514
ADNOC Logistics & Services	260,016	349,140

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Aldar Properties PJSC	168,929	$387,507
Emaar Development PJSC	164,649	549,664
Emaar Properties PJSC	408,338	1,487,626
		4,399,626
United Kingdom | 0.1%
Anglogold Ashanti PLC	8,809	326,990
United States | 0.2%
Titan Cement International SA	11,344	521,454
Total Common Stocks (Cost $221,551,473)		240,816,108
Preferred Stocks | 0.8%
Brazil | 0.8%
Petroleo Brasileiro SA CDI (Cost $1,868,722)	297,739	$1,938,856

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.4%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $3,696,400 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $3,600,776) Proceeds of $3,530,429 (Cost $3,530,000)	$3,530	$3,530,000
Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $190,155)	190,155	$190,155
Total Investments | 99.6% (Cost $227,140,350)		$246,475,119
Cash and Other Assets in Excess of Liabilities | 0.4%		1,014,216
Net Assets | 100.0%		$247,489,335

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 96.2%
Brazil | 11.3%
Banco do Brasil SA	12,699,252	$62,734,610
BB Seguridade Participacoes SA	10,876,017	76,808,433
CCR SA	14,426,817	29,427,779
Engie Brasil Energia SA	4,013,500	27,148,420
Petroleo Brasileiro SA ADR	4,331,353	62,111,602
PRIO SA (*)	4,886,100	34,078,417
Rede D’Or Sao Luiz SA (#)	3,469,300	17,144,505
Vale SA ADR	4,545,159	45,360,687
Vibra Energia SA	10,776,300	33,576,499
		388,390,952
Chile | 0.6%
Sociedad Quimica y Minera de Chile SA ADR	482,612	19,174,175
China | 27.3%
Alibaba Group Holding Ltd. ADR	513,885	67,951,014
Anhui Conch Cement Co. Ltd., Class H	14,314,951	40,472,117
China Construction Bank Corp., Class H	117,809,224	104,523,244
China Medical System Holdings Ltd.	33,378,000	31,963,169
China Merchants Bank Co. Ltd., Class H	10,018,494	58,950,564
DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,127,417	32,021,515
ENN Natural Gas Co. Ltd., Class A	12,054,615	32,565,643
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,985,576	24,996,920
Hengan International Group Co. Ltd.	11,156,500	31,282,033
Huayu Automotive Systems Co. Ltd., Class A	11,699,548	29,176,887
JD.com, Inc. ADR	886,986	36,472,864
Lenovo Group Ltd.	23,118,000	31,380,652
Midea Group Co. Ltd., Class A	4,218,099	45,734,866
NetEase, Inc. ADR	701,709	72,219,890
Ping An Insurance Group Co. of China Ltd., Class H	8,315,500	49,612,895
Sinopharm Group Co. Ltd., Class H	22,986,814	53,524,261
Tencent Holdings Ltd.	532,500	33,937,569
Tingyi Cayman Islands Holding Corp.	40,690,000	68,309,492
Want Want China Holdings Ltd.	50,652,000	31,985,197
Weichai Power Co. Ltd., Class H	27,270,288	57,442,870
		934,523,662
Egypt | 0.7%
Commercial International Bank - Egypt (CIB) GDR	17,038,841	25,737,284
Description	Shares	Fair Value
Greece | 3.1%
Metlen Energy & Metals SA	706,268	$31,189,818
National Bank of Greece SA	4,626,863	47,674,025
OPAP SA	1,453,754	28,917,227
		107,781,070
Hong Kong | 0.7%
ASMPT Ltd.	3,519,900	24,716,136
Hungary | 3.1%
MOL Hungarian Oil & Gas PLC	4,622,622	36,409,644
OTP Bank Nyrt	1,011,166	68,130,391
		104,540,035
India | 4.8%
Axis Bank Ltd.	2,097,803	27,011,563
Indus Towers Ltd. (*)	17,056,443	66,308,016
Tata Consultancy Services Ltd.	641,418	26,955,480
UPL Ltd.	5,947,865	44,079,083
		164,354,142
Indonesia | 4.1%
Astra International Tbk. PT	118,930,300	35,230,305
Bank Mandiri Persero Tbk. PT	140,370,084	43,944,096
Telkom Indonesia Persero Tbk. PT ADR	2,641,991	39,022,207
United Tractors Tbk. PT	15,752,600	22,321,059
		140,517,667
Mexico | 7.3%
America Movil SAB de CV ADR	2,777,952	39,502,477
Cemex SAB de CV ADR	6,738,565	37,803,350
Grupo Aeroportuario del Pacifico SAB de CV ADR	225,082	41,754,962
Grupo Financiero Banorte SAB de CV, Class O	7,455,537	51,707,316
Grupo Mexico SAB de CV Series B	4,690,385	23,451,352
Kimberly-Clark de Mexico SAB de CV, Class A	17,888,995	29,327,654
Ternium SA ADR	879,458	27,403,911
		250,951,022
Peru | 0.7%
Credicorp Ltd.	135,488	25,222,446

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (continued)
Philippines | 0.0%
International Container Terminal Services, Inc.	30	$186
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (¢)	13,596,421	13
		18
South Africa | 7.5%
Bidvest Group Ltd.	2,956,093	38,106,961
Life Healthcare Group Holdings Ltd.	30,248,912	22,810,032
Nedbank Group Ltd.	3,799,236	53,435,994
Sanlam Ltd.	9,689,474	43,603,880
Standard Bank Group Ltd.	4,027,721	52,700,995
Vodacom Group Ltd.	6,652,681	45,480,017
		256,137,879
South Korea | 9.4%
Coway Co. Ltd.	582,736	32,146,400
Hyundai Mobis Co. Ltd.	164,404	29,243,168
KB Financial Group, Inc.	1,007,628	54,162,158
Kia Corp.	458,643	28,962,212
KT Corp.	1,037,717	34,909,132
KT&G Corp.	317,284	21,886,947
Shinhan Financial Group Co. Ltd.	1,462,157	46,687,232
SK Hynix, Inc.	547,640	72,623,744
		320,620,993
Taiwan | 11.2%
ASE Technology Holding Co. Ltd.	13,802,000	60,480,539
Globalwafers Co. Ltd.	2,600,000	25,180,287
MediaTek, Inc.	1,504,000	63,419,100
Novatek Microelectronics Corp.	2,678,000	44,196,306
Taiwan Semiconductor Manufacturing Co. Ltd.	4,431,913	123,552,013
Wiwynn Corp.	594,000	29,797,697
Yageo Corp.	2,469,769	36,147,368
		382,773,310
Thailand | 1.7%
Kasikornbank PCL	6,943,354	33,117,803
Description	Shares	Fair Value
PTT Exploration & Production PCL (‡)	6,841,000	$23,492,307
		56,610,110
Turkey | 0.6%
BIM Birlesik Magazalar AS	1,837,255	22,161,404
United Kingdom | 1.3%
Unilever PLC	736,090	43,845,613
United States | 0.8%
Schlumberger NV	619,011	25,874,660
Total Common Stocks (Cost $2,899,959,878)		3,293,932,764

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 3.4%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $122,679,800 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $119,503,240) Proceeds of $117,174,222 (Cost $117,160,000)	$117,160	$117,160,000

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $6,172,545)	6,172,545	$6,172,545
Total Investments | 99.8% (Cost $3,023,292,423)		$3,417,265,309
Cash and Other Assets in Excess of Liabilities | 0.2%		5,286,572
Net Assets | 100.0%		$3,422,551,881

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 95.2%
France | 3.9%
Edenred SE	140,828	$4,595,235
FDJ UNITED (#)	39,453	1,240,224
		5,835,459
Germany | 2.9%
Fresenius Medical Care AG	89,246	4,407,591
Israel | 1.4%
Nice Ltd. ADR (*)	13,195	2,034,273
Italy | 13.1%
Nexi SpA (#), (*)	1,680,082	8,946,327
Snam SpA	1,427,323	7,404,751
Terna - Rete Elettrica Nazionale	341,412	3,090,271
		19,441,349
Japan | 3.9%
Secom Co. Ltd.	170,210	5,795,172
Luxembourg | 3.1%
SES SA	776,959	4,590,296
Switzerland | 1.0%
SGS SA	14,841	1,473,172
United Kingdom | 20.1%
National Grid PLC	554,439	7,223,377
Rentokil Initial PLC	1,960,330	8,858,881
Severn Trent PLC	211,997	6,940,334
United Utilities Group PLC	529,451	6,904,714
		29,927,306
United States | 45.8%
Baxter International, Inc.	171,157	5,858,704
Cognizant Technology Solutions Corp., Class A	50,282	3,846,573
Dentsply Sirona, Inc.	447,143	6,680,316
Description	Shares	Fair Value
Ferrovial SE	139,121	$6,227,279
Fiserv, Inc. (*)	20,021	4,421,238
H&R Block, Inc.	168,814	9,269,577
Henry Schein, Inc. (*)	83,192	5,697,820
International Game Technology PLC	534,720	8,694,547
Omnicom Group, Inc.	109,326	9,064,219
Scotts Miracle-Gro Co.	48,656	2,670,728
Visa, Inc., A Shares	16,366	5,735,628
		68,166,629
Total Common Stocks (Cost $145,620,627)		141,671,247

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 5.7%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $9,427,800 United States Treasury Bond, 3.875%, 05/15/43, with a fair value of $8,690,401) Proceeds of $8,521,034 (Cost $8,520,000)	$8,520	$8,520,000

Description	Shares	Fair Value
Short-Term Investments | 0.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $456,523)	456,523	$456,523
Total Investments | 101.2% (Cost $154,597,150)		$150,647,770
Liabilities in Excess of Cash and Other Assets | (1.2)%		(1,853,868)
Net Assets | 100.0%		$148,793,902

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 98.5%
Australia | 1.2%
Computershare Ltd.	40,890	$1,005,914
Canada | 3.0%
Dollarama, Inc.	14,757	1,577,990
Toromont Industries Ltd.	12,374	968,475
		2,546,465
China | 2.5%
NXP Semiconductors NV	5,374	1,021,382
Tencent Holdings Ltd.	17,723	1,129,532
		2,150,914
Denmark | 1.3%
Carlsberg AS, Class B	4,630	589,733
Zealand Pharma AS (*)	6,492	488,610
		1,078,343
Finland | 0.9%
Kone OYJ, Class B	14,061	778,008
France | 3.2%
EssilorLuxottica SA	2,934	844,067
Legrand SA	6,635	702,542
LVMH Moet Hennessy Louis Vuitton SE	1,363	850,952
Pernod Ricard SA	3,988	396,132
		2,793,693
Hong Kong | 1.6%
AIA Group Ltd.	81,783	618,215
Techtronic Industries Co. Ltd.	66,500	800,918
		1,419,133
India | 1.2%
HDFC Bank Ltd. ADR	15,714	1,044,038
Description	Shares	Fair Value
Ireland | 2.6%
Accenture PLC, Class A	7,059	$2,202,690
Japan | 5.4%
FANUC Corp.	27,100	739,596
Mizuho Financial Group, Inc.	54,000	1,470,716
Nintendo Co. Ltd.	6,300	429,719
Sanrio Co. Ltd.	42,400	1,963,680
		4,603,711
Netherlands | 3.7%
Argenx SE ADR (*)	1,201	710,830
ASM International NV	1,701	779,361
Wolters Kluwer NV	10,808	1,678,761
		3,168,952
Spain | 1.2%
Industria de Diseno Textil SA	21,017	1,048,374
Sweden | 1.7%
Assa Abloy AB, Class B	19,630	589,855
Hexagon AB, B Shares	83,226	891,798
		1,481,653
Switzerland | 3.2%
ABB Ltd.	32,287	1,670,891
Partners Group Holding AG	778	1,103,997
		2,774,888
Taiwan | 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,282	2,204,812
United Kingdom | 8.5%
AstraZeneca PLC	9,350	1,366,452
Coca-Cola Europacific Partners PLC	15,491	1,348,182
Diageo PLC	38,744	1,010,706
RELX PLC	39,065	1,956,879
Unilever PLC	26,955	1,605,809
		7,288,028

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
United States | 54.7%
Adobe, Inc. (*)	2,681	$1,028,244
Alphabet, Inc., Class A	5,727	885,623
Amazon.com, Inc. (*)	13,147	2,501,348
Amphenol Corp., Class A	21,995	1,442,652
Aon PLC, Class A	5,042	2,012,212
Apple, Inc.	16,923	3,759,106
Avery Dennison Corp.	3,371	599,937
Bank of America Corp.	26,073	1,088,026
Booz Allen Hamilton Holding Corp.	11,274	1,179,035
Charles Schwab Corp.	24,735	1,936,256
Coca-Cola Co.	21,774	1,559,454
Corpay, Inc. (*)	1,908	665,358
Danaher Corp.	6,342	1,300,110
Equifax, Inc.	4,107	1,000,301
HealthEquity, Inc. (*)	8,220	726,401
Intercontinental Exchange, Inc.	11,022	1,901,295
IQVIA Holdings, Inc. (*)	7,099	1,251,554
Marvell Technology, Inc.	8,218	505,982
McDonald's Corp.	3,761	1,174,824
Meta Platforms, Inc., Class A	1,266	729,672
Microsoft Corp.	7,641	2,868,355
Motorola Solutions, Inc.	3,091	1,353,271
NIKE, Inc., Class B	7,611	483,146
Procter & Gamble Co.	8,113	1,382,617
PTC, Inc. (*)	6,997	1,084,185
Rockwell Automation, Inc.	3,307	854,463
S&P Global, Inc.	3,283	1,668,092
Salesforce, Inc.	6,849	1,837,998
Sysco Corp.	7,901	592,891
Texas Instruments, Inc.	7,009	1,259,517
Thermo Fisher Scientific, Inc.	3,181	1,582,866
UnitedHealth Group, Inc.	2,099	1,099,351
Visa, Inc., A Shares	6,602	2,313,737
Warner Music Group Corp., Class A	12,950	405,982
Zoetis, Inc.	5,964	981,973
		47,015,834
Total Common Stocks (Cost $57,213,736)		84,605,450
Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.3%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $1,204,200 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $1,173,039) Proceeds of $1,150,140 (Cost $1,150,000)	$1,150	$1,150,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $64,448)	64,448	$64,448
Total Investments | 99.9% (Cost $58,428,184)		$85,819,898
Cash and Other Assets in Excess of Liabilities | 0.1%		116,450
Net Assets | 100.0%		$85,936,348

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 95.7%
Australia | 6.7%
Atlas Arteria Ltd. (^)	83,962,746	$255,612,036
Transurban Group	42,045,599	353,316,689
		608,928,725
Canada | 2.4%
Algonquin Power & Utilities Corp. (^)	41,860,578	214,967,980
France | 5.2%
Eutelsat Communications SACA (*)	11,305,144	53,895,209
Vinci SA	3,348,948	423,200,139
		477,095,348
Germany | 1.2%
Fraport AG Frankfurt Airport Services Worldwide (*)	1,763,240	110,511,908
Hong Kong | 5.9%
CK Infrastructure Holdings Ltd.	36,772,472	220,224,692
Power Assets Holdings Ltd.	52,800,430	316,189,327
		536,414,019
Italy | 18.4%
Hera SpA	71,933,603	311,250,023
Italgas SpA (^)	42,354,790	304,023,428
Snam SpA	121,226,042	628,903,686
Terna - Rete Elettrica Nazionale	49,046,199	443,938,813
		1,688,115,950
Luxembourg | 1.4%
SES SA (^)	21,121,589	124,786,960
New Zealand | 1.3%
Auckland International Airport Ltd.	26,019,782	120,794,677
Portugal | 0.9%
REN - Redes Energeticas Nacionais SGPS SA	29,065,003	86,341,142
Description	Shares	Fair Value
Spain | 4.5%
Aena SME SA (#)	1,766,245	$414,027,961
Switzerland | 1.6%
Flughafen Zurich AG	623,027	148,004,891
United Kingdom | 19.3%
National Grid PLC	57,873,262	753,988,106
Pennon Group PLC (^)	26,547,011	153,381,633
Severn Trent PLC	13,654,271	447,011,985
United Utilities Group PLC	32,037,200	417,805,778
		1,772,187,502
United States | 26.9%
American Electric Power Co., Inc.	4,020,998	439,374,451
CSX Corp.	14,320,869	421,463,175
Exelon Corp.	9,649,469	444,647,532
Ferrovial SE	16,282,454	728,828,736
Norfolk Southern Corp.	1,831,384	433,763,300
		2,468,077,194
Total Common Stocks (Cost $7,728,319,929)		8,770,254,257

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 3.6%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $357,241,300 United States Treasury Bonds, 3.875% to 4.375%, 05/15/43 to 08/15/43, with a fair value of $336,640,883) Proceeds of $330,080,063 (Cost $330,040,000)	$330,040	$330,040,000

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio (continued)
Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $17,370,541)	17,370,541	$17,370,541
Total Investments | 99.5% (Cost $8,075,730,470) (»)		$9,117,664,798
Cash and Other Assets in Excess of Liabilities | 0.5%		48,057,279
Net Assets | 100.0%		$9,165,722,077

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HKD	689,732,298	USD	88,836,709	SCB	06/26/25	$—	$30,014
USD	59,461,424	AUD	93,788,696	BNP	06/26/25	816,137	—
USD	106,656,058	AUD	168,234,120	CIT	06/26/25	1,460,671	—
USD	147,731,987	AUD	233,019,427	HSB	06/26/25	2,026,890	—
USD	163,090,415	AUD	257,241,133	MSC	06/26/25	2,239,688	—
USD	115,730,925	AUD	182,563,928	SSB	06/26/25	1,575,229	—
USD	5,565,048	CAD	7,936,858	BNP	06/26/25	26,430	—
USD	59,924,361	CAD	85,457,915	CIT	06/26/25	288,832	—
USD	55,569,749	CAD	79,251,297	HSB	06/26/25	265,416	—
USD	54,880,650	CAD	78,269,669	MSC	06/26/25	261,332	—
USD	19,013,291	CAD	27,105,509	SCB	06/26/25	98,117	—
USD	21,247,433	CAD	30,304,755	SCB	06/26/25	99,713	—
USD	38,645,589	CHF	33,628,905	BNP	06/26/25	250,538	—
USD	58,483,266	CHF	50,891,360	SCB	06/26/25	379,191	—
USD	63,080,860	CHF	54,890,662	SSB	06/26/25	410,672	—
USD	338,453,119	EUR	311,045,214	BNP	06/26/25	508,856	—
USD	547,791,730	EUR	503,570,209	BNY	06/26/25	672,999	—
USD	438,272,966	EUR	402,598,695	CAN	06/26/25	857,718	—
USD	572,226,233	EUR	525,606,995	CIT	06/26/25	1,164,984	—
USD	164,992,219	EUR	152,341,056	HSB	06/26/25	—	523,222
USD	380,184,720	EUR	349,403,399	HSB	06/26/25	565,074	—
USD	596,277,550	EUR	547,731,051	RBC	06/26/25	1,178,966	—
USD	576,969,260	EUR	530,083,385	SSB	06/26/25	1,044,505	—
USD	265,361,108	GBP	204,788,073	CAN	06/26/25	846,156	—
USD	503,997,590	GBP	388,831,225	HSB	06/26/25	1,762,907	—
USD	351,538,195	GBP	271,126,642	MSC	06/26/25	1,336,888	—
USD	106,908,246	GBP	82,678,424	RBC	06/26/25	116,483	—
USD	307,661,568	GBP	237,462,812	RBC	06/26/25	942,220	—
USD	191,442,043	GBP	147,764,943	SSB	06/26/25	581,139	—
USD	90,104,220	HKD	699,287,435	BNP	06/26/25	67,250	—
USD	80,123,587	HKD	621,831,145	HSB	06/26/25	59,525	—
USD	102,146,706	HKD	792,781,015	MSC	06/26/25	71,941	—
USD	218,394,195	HKD	1,694,848,150	SCB	06/26/25	173,497	—
USD	135,318,896	HKD	1,050,223,487	SSB	06/26/25	97,046	—
USD	20,131,449	NZD	35,148,675	HSB	06/26/25	133,763	—
USD	93,519,612	NZD	161,507,142	HSB	06/26/25	1,630,822	—
USD	7,888,792	NZD	13,621,657	RBC	06/26/25	138,809	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$24,150,404	$553,236

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 97.9%
Argentina | 0.2%
Vista Energy SAB de CV ADR (*)	1,689	$78,640
Australia | 3.9%
AGL Energy Ltd.	14,110	92,591
Aristocrat Leisure Ltd.	2,155	87,029
Brambles Ltd.	23,765	298,953
Evolution Mining Ltd.	27,623	123,551
Inghams Group Ltd.	14,559	28,599
Northern Star Resources Ltd.	9,793	113,076
Perseus Mining Ltd.	33,456	70,411
Qantas Airways Ltd.	47,397	270,291
Ramelius Resources Ltd.	31,882	47,436
REA Group Ltd.	1,627	225,313
Westgold Resources Ltd.	30,741	56,028
		1,413,278
Belgium | 0.2%
Anheuser-Busch InBev SA	608	37,438
Colruyt Group NV	504	20,733
		58,171
Brazil | 0.7%
BB Seguridade Participacoes SA	27,500	194,210
Vale SA	5,700	56,636
		250,846
Burkina Faso | 0.1%
IAMGOLD Corp. (*)	7,149	44,611
Canada | 7.6%
Brookfield Corp.	1,237	64,736
Canadian Natural Resources Ltd.	8,769	269,825
Centerra Gold, Inc.	10,833	68,730
CGI, Inc.	1,637	163,421
Dollarama, Inc.	2,545	272,141
Empire Co. Ltd., Class A	3,672	123,119
Fairfax Financial Holdings Ltd.	282	407,571
Finning International, Inc.	3,489	98,169
Description	Shares	Fair Value
Hudbay Minerals, Inc.	7,438	$56,390
iA Financial Corp., Inc.	1,085	103,037
Kinross Gold Corp.	8,175	102,993
Loblaw Cos. Ltd.	981	137,472
Manulife Financial Corp.	7,358	229,271
Metro, Inc.	1,364	94,851
Parex Resources, Inc.	7,205	67,191
Shopify, Inc., Class A (*)	947	90,090
Suncor Energy, Inc.	8,097	313,516
Thomson Reuters Corp.	182	31,407
Torex Gold Resources, Inc. (*)	3,895	107,860
		2,801,790
China | 10.3%
361 Degrees International Ltd.	66,000	37,659
Alibaba Group Holding Ltd. ADR	873	115,437
Alibaba Group Holding Ltd.	27,500	455,968
Bank of China Ltd., Class H	249,000	150,676
BOC Hong Kong Holdings Ltd.	39,000	157,885
BYD Co. Ltd., Class H	1,000	50,547
BYD Electronic International Co. Ltd.	6,500	33,993
China Construction Bank Corp., Class H	137,000	121,550
China Life Insurance Co. Ltd., Class H	17,000	32,945
China Merchants Bank Co. Ltd., Class H	6,500	38,247
China Tower Corp. Ltd., Class H (#)	27,000	36,369
Haidilao International Holding Ltd. (#)	35,000	79,428
JD.com, Inc., Class A	12,800	264,147
Kanzhun Ltd. ADR (*)	1,887	36,174
KE Holdings, Inc. ADR	2,738	55,006
Kuaishou Technology (#), (*)	18,100	127,891
Kunlun Energy Co. Ltd.	48,000	46,832
Meituan, Class B (#), (*)	12,000	242,623
Midea Group Co. Ltd.	26,500	269,701
NetEase, Inc.	10,900	224,645
PDD Holdings, Inc. ADR (*)	670	79,294
PetroChina Co. Ltd., Class H	68,000	55,104
Ping An Insurance Group Co. of China Ltd., Class H	32,500	193,905
Qifu Technology, Inc. ADR	759	34,087
Sunny Optical Technology Group Co. Ltd.	2,900	26,806
Tencent Holdings Ltd.	8,600	548,100
Xiaomi Corp., Class B (#), (*)	18,400	116,854
Yangzijiang Shipbuilding Holdings Ltd.	87,000	151,899
		3,783,772

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Denmark | 1.1%
Novo Nordisk AS, Class B	5,887	$408,042
France | 5.1%
BNP Paribas SA	5,331	443,980
Cie de Saint-Gobain SA	875	86,977
L'Oreal SA	682	253,233
Societe Generale SA	3,485	157,340
TotalEnergies SE	6,831	441,493
Unibail-Rodamco-Westfield REIT	395	33,302
Valeo SE	2,972	28,048
Vinci SA	3,388	428,135
		1,872,508
Germany | 4.4%
BASF SE	3,080	153,078
Commerzbank AG	4,085	92,734
CTS Eventim AG & Co. KGaA	904	90,316
Deutsche Bank AG	16,357	386,289
Deutsche Boerse AG	825	243,156
Infineon Technologies AG	1,404	46,367
IONOS Group SE (*)	1,401	38,697
Knorr-Bremse AG	1,337	121,125
Mercedes-Benz Group AG	588	34,482
Rheinmetall AG	108	154,894
SAP SE	67	17,788
Siemens Energy AG (*)	1,643	95,935
Traton SE	800	26,942
TUI AG (*)	17,435	118,831
		1,620,634
Greece | 0.5%
Alpha Services & Holdings SA	36,050	86,689
National Bank of Greece SA	8,394	86,490
		173,179
Hong Kong | 1.6%
AIA Group Ltd.	5,600	42,331
Techtronic Industries Co. Ltd.	3,000	36,132
WH Group Ltd. (#)	566,500	520,902
		599,365
Description	Shares	Fair Value
India | 3.2%
GAIL India Ltd. GDR	3,605	$44,359
Infosys Ltd. ADR	15,324	279,663
Larsen & Toubro Ltd. GDR	968	38,914
Mahindra & Mahindra Ltd. GDR	1,591	49,321
Reliance Industries Ltd. GDR (#)	900	52,830
State Bank of India GDR	5,208	462,470
Wipro Ltd. ADR	81,007	247,881
		1,175,438
Indonesia | 0.2%
Indofood Sukses Makmur Tbk. PT	142,400	60,782
Ireland | 0.3%
AerCap Holdings NV	687	70,191
AIB Group PLC	5,713	37,085
		107,276
Israel | 0.4%
Nova Ltd. (*)	142	26,175
Wix.com Ltd. (*)	811	132,501
		158,676
Italy | 2.7%
Buzzi SpA	1,050	50,704
Ferrari NV	1,198	510,973
Leonardo SpA	2,359	115,134
Telecom Italia SpA (*)	169,293	57,240
UniCredit SpA	4,318	242,358
		976,409
Japan | 14.1%
Advantest Corp.	800	35,584
Bandai Namco Holdings, Inc.	1,300	43,572
Canon, Inc.	6,700	208,910
Central Japan Railway Co.	1,400	26,664
Chugai Pharmaceutical Co. Ltd.	2,400	109,617
Credit Saison Co. Ltd.	1,400	33,144
Dai-ichi Life Holdings, Inc.	7,200	54,812
Daiichi Sankyo Co. Ltd.	10,500	246,392
Daito Trust Construction Co. Ltd.	600	61,366

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Daiwa Securities Group, Inc.	21,600	$144,115
Denso Corp.	35,800	444,169
East Japan Railway Co.	1,400	27,600
FANUC Corp.	1,300	35,479
Glory Ltd.	3,800	66,773
Hachijuni Bank Ltd.	4,100	29,052
Hyakugo Bank Ltd.	7,000	34,560
Japan Post Holdings Co. Ltd.	62,100	620,336
Kaneka Corp.	2,400	61,167
KDDI Corp.	13,200	208,311
Kyoto Financial Group, Inc.	16,100	245,402
Kyushu Electric Power Co., Inc.	6,700	58,482
Lasertec Corp.	600	51,470
Mitsubishi Electric Corp.	35,800	653,652
Mitsubishi Heavy Industries Ltd.	2,500	42,723
Mitsui Mining & Smelting Co. Ltd.	2,100	61,252
MS&AD Insurance Group Holdings, Inc.	12,400	268,610
NGK Insulators Ltd.	3,600	44,280
Nippon Telegraph & Telephone Corp.	84,000	81,135
Nissan Chemical Corp.	6,700	199,196
ORIX Corp.	2,700	55,861
SoftBank Corp.	55,800	77,762
Sony Group Corp.	10,800	275,092
Sumitomo Electric Industries Ltd.	2,200	36,715
Sumitomo Mitsui Financial Group, Inc.	4,700	119,924
Suzuki Motor Corp.	5,700	69,498
Tokyo Electron Ltd.	2,200	299,993
Tokyu Fudosan Holdings Corp.	6,700	44,652
		5,177,322
Malaysia | 0.3%
Sime Darby Property Bhd.	177,400	53,111
Tenaga Nasional Bhd.	14,100	42,523
		95,634
Mexico | 0.4%
Coca-Cola Femsa SAB de CV ADR	1,688	154,098
Netherlands | 3.7%
ASML Holding NV	634	419,516
EXOR NV	3,487	317,294
Koninklijke Ahold Delhaize NV	6,217	232,427
Description	Shares	Fair Value
Wolters Kluwer NV	2,538	$394,217
		1,363,454
Norway | 1.0%
Kongsberg Gruppen ASA	2,457	360,236
Philippines | 0.4%
International Container Terminal Services, Inc.	21,460	133,221
Poland | 0.6%
KGHM Polska Miedz SA	3,479	114,198
LPP SA	12	54,839
ORLEN SA	3,088	54,634
		223,671
Saudi Arabia | 0.6%
Almarai Co. JSC	1,832	27,094
Electrical Industries Co.	51,986	83,631
Etihad Etisalat Co.	4,656	75,661
Riyadh Cables Group Co.	1,083	36,674
		223,060
Singapore | 0.9%
Oversea-Chinese Banking Corp. Ltd.	2,600	33,226
Sea Ltd. ADR (*)	311	40,583
United Overseas Bank Ltd.	8,900	250,661
		324,470
South Africa | 0.9%
Harmony Gold Mining Co. Ltd. ADR	16,185	239,052
Old Mutual Ltd.	51,287	33,314
Vodacom Group Ltd.	6,388	43,671
		316,037
South Korea | 3.5%
Hana Financial Group, Inc.	6,649	270,593
Hanmi Pharm Co. Ltd.	335	51,562
KB Financial Group, Inc.	775	41,658
Kia Corp.	2,038	128,695
Korea Electric Power Corp.	1,890	28,004
LG Electronics, Inc.	384	20,321

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
LG H&H Co. Ltd.	90	$19,152
Meritz Financial Group, Inc.	1,387	115,598
Samsung Electronics Co. Ltd.	9,528	377,325
Samsung Life Insurance Co. Ltd.	368	20,852
SK Hynix, Inc.	1,683	223,186
		1,296,946
Spain | 3.8%
Banco Bilbao Vizcaya Argentaria SA	13,020	177,479
Banco Santander SA	61,090	411,469
Iberdrola SA	48,935	791,103
		1,380,051
Sweden | 1.5%
Betsson AB, Class B	3,800	59,031
Boliden AB	5,420	177,462
Essity AB, Class B	7,304	207,597
SKF AB, B Shares	2,514	51,049
Thule Group AB (#)	1,086	31,320
Volvo AB, B Shares	752	22,116
Volvo Car AB, Class B (*)	9,504	18,348
		566,923
Switzerland | 2.0%
ABB Ltd.	5,095	263,672
Givaudan SA	50	214,862
Logitech International SA	1,693	143,984
UBS Group AG	3,117	95,510
		718,028
Taiwan | 4.8%
Accton Technology Corp.	3,000	53,019
CyberPower Systems, Inc.	4,000	33,845
Da-Li Development Co. Ltd.	24,000	34,775
Delta Electronics, Inc.	22,000	242,500
Eva Airways Corp.	28,000	34,365
Hon Hai Precision Industry Co. Ltd.	10,000	44,684
International Games System Co. Ltd., Class C	1,000	23,387
Lotes Co. Ltd.	1,000	42,171
MediaTek, Inc.	10,000	421,670
Realtek Semiconductor Corp.	2,000	31,727
Taiwan Semiconductor Manufacturing Co. Ltd.	28,000	780,579
		1,742,722
Description	Shares	Fair Value
Thailand | 0.4%
Bangkok Dusit Medical Services PCL NVDR	63,200	$40,761
PTT Exploration & Production PCL (‡)	33,600	115,384
		156,145
Turkey | 0.3%
Akbank TAS	37,911	52,139
Turkiye Garanti Bankasi AS	12,964	40,267
		92,406
United Arab Emirates | 0.6%
ADNOC Drilling Co. PJSC	26,491	37,052
Emaar Properties PJSC	52,938	192,860
		229,912
United Kingdom | 8.4%
Anglogold Ashanti PLC	1,310	48,627
AstraZeneca PLC ADR	5,383	395,651
Barclays PLC	77,103	289,529
Drax Group PLC	3,482	26,345
Global Ship Lease, Inc., Class A	1,346	30,756
Harbour Energy PLC	9,670	26,236
HSBC Holdings PLC	9,154	103,794
Imperial Brands PLC	8,076	298,658
International Consolidated Airlines Group SA	55,555	187,974
J Sainsbury PLC	7,287	22,162
Johnson Service Group PLC	33,937	58,567
Marks & Spencer Group PLC	32,171	148,047
NatWest Group PLC	102,068	598,000
RELX PLC	3,724	187,061
Rolls-Royce Holdings PLC (*)	19,412	187,686
Standard Chartered PLC	26,542	393,379
Unilever PLC	953	56,774
Vodafone Group PLC	35,627	33,340
		3,092,586
United States | 7.2%
GSK PLC	38,586	736,950
Novartis AG	6,460	718,595
Roche Holding AG	1,824	599,736
Sanofi SA	336	37,232
Schneider Electric SE	1,309	303,011

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Spotify Technology SA (*)	368	$202,411
Titan Cement International SA	825	37,923
		2,635,858
Total Common Stocks (Cost $33,119,834)		35,866,197
Preferred Stocks | 0.8%
Brazil | 0.7%
Petroleo Brasileiro SA CDI	42,100	274,152
Germany | 0.1%
Volkswagen AG CDI	451	45,677
Total Preferred Stocks (Cost $340,955)		319,829
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40i (*), (¢) (Cost $0)	26	0

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.8%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $719,300 United States Treasury Bond, 3.875%, 05/15/43, with a fair value of $663,079) Proceeds of $650,079 (Cost $650,000)	$650	$650,000
Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $37,480)	37,480	$37,480
Total Investments | 100.6% (Cost $34,148,269)		$36,873,506
Liabilities in Excess of Cash and Other Assets | (0.6)%		(232,548)
Net Assets | 100.0%		$36,640,958

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 94.4%
Australia | 1.2%
Rio Tinto PLC	200,779	$12,003,058
Belgium | 1.2%
KBC Group NV	131,410	12,018,661
Brazil | 0.8%
TOTVS SA	1,344,500	7,862,325
Canada | 2.4%
Gildan Activewear, Inc.	333,266	14,733,597
Suncor Energy, Inc.	249,121	9,645,962
		24,379,559
China | 2.5%
Contemporary Amperex Technology Co. Ltd., Class A	190,900	6,690,665
Li Ning Co. Ltd.	4,530,500	9,303,316
Tencent Holdings Ltd.	154,600	9,853,048
		25,847,029
Denmark | 0.7%
Novo Nordisk AS, Class B	98,334	6,815,762
Finland | 1.1%
Fortum OYJ	674,730	11,061,538
France | 12.9%
Air Liquide SA	88,078	16,761,390
Bureau Veritas SA	535,274	16,183,517
Capgemini SE	87,884	13,141,756
Cie de Saint-Gobain SA	67,982	6,757,559
Engie SA	905,408	17,642,594
Orange SA	1,338,275	17,352,334
Pernod Ricard SA	69,032	6,857,017
Societe Generale SA	248,477	11,218,192
Thales SA	90,492	24,296,224
		130,210,583

Description	Shares	Fair Value
Germany | 9.5%
Brenntag SE	154,266	$9,967,045
Continental AG	162,193	11,337,033
Merck KGaA	94,463	12,933,323
MTU Aero Engines AG	40,340	13,971,814
Puma SE	303,095	7,339,598
Rheinmetall AG	11,452	16,424,538
Siemens AG	65,324	14,987,201
Siemens Healthineers AG (#)	165,723	8,891,845
		95,852,397
Greece | 1.7%
National Bank of Greece SA	1,658,045	17,084,076
Hong Kong | 2.6%
AIA Group Ltd.	1,790,400	13,534,012
Techtronic Industries Co. Ltd.	1,094,000	13,176,006
		26,710,018
Israel | 0.9%
Wix.com Ltd. (*)	56,509	9,232,440
Italy | 2.6%
Ryanair Holdings PLC ADR	254,430	10,780,199
UniCredit SpA	278,521	15,632,661
		26,412,860
Japan | 18.0%
Bandai Namco Holdings, Inc.	358,600	12,019,301
FANUC Corp.	456,000	12,444,869
Hitachi Ltd.	381,600	8,834,451
Kokusai Electric Corp.	526,500	8,657,703
MatsukiyoCocokara & Co.	931,500	14,578,732
Mitsui Fudosan Co. Ltd.	992,300	8,858,869
Mizuho Financial Group, Inc.	611,700	16,659,939
NEC Corp.	891,500	18,919,776
Nippon Sanso Holdings Corp.	402,000	12,147,712
Nitori Holdings Co. Ltd.	91,900	9,099,146
Otsuka Holdings Co. Ltd.	132,500	6,877,706
Renesas Electronics Corp.	562,703	7,643,458
Resona Holdings, Inc.	1,271,800	11,007,745

Description	Shares	Fair Value
Lazard International Equity Portfolio (continued)
Shimadzu Corp.	433,200	$10,834,827
Suzuki Motor Corp.	1,192,400	14,538,412
Toyo Suisan Kaisha Ltd.	142,800	8,406,949
		181,529,595
Mexico | 1.0%
Arca Continental SAB de CV	944,412	9,874,919
Netherlands | 3.3%
ASML Holding NV	26,606	17,605,113
ING Groep NV Series N	792,516	15,514,777
		33,119,890
Singapore | 2.4%
DBS Group Holdings Ltd.	430,212	14,764,641
Singapore Telecommunications Ltd.	3,835,700	9,725,001
		24,489,642
South Korea | 0.7%
SK Hynix, Inc.	52,183	6,920,102
Spain | 2.4%
Bankinter SA	1,324,231	14,733,517
Industria de Diseno Textil SA	190,669	9,510,988
		24,244,505
Sweden | 2.2%
Hexagon AB, B Shares	1,203,890	12,900,135
Sandvik AB	446,991	9,429,553
		22,329,688
Switzerland | 2.8%
ABB Ltd.	315,864	16,346,346
Cie Financiere Richemont SA, Class A	71,122	12,419,722
		28,766,068
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,396	10,855,736
Description	Shares	Fair Value
United Kingdom | 13.3%
3i Group PLC	392,581	$18,390,410
AstraZeneca PLC	72,168	10,546,969
Coca-Cola Europacific Partners PLC	123,780	10,805,015
Compass Group PLC	445,061	14,693,865
Croda International PLC	308,645	11,696,652
JD Sports Fashion PLC	4,193,131	3,687,579
RELX PLC	745,470	37,445,868
Unilever PLC	457,715	27,267,777
		134,534,135
United States | 7.1%
Aon PLC, Class A	41,669	16,629,681
Chubb Ltd.	32,027	9,671,834
CRH PLC	98,349	8,651,762
Experian PLC	332,277	15,400,189
ICON PLC (*)	24,471	4,282,180
Roche Holding AG	53,889	17,718,839
		72,354,485
Total Common Stocks (Cost $746,147,483)		954,509,071
Preferred Stocks | 1.0%
Brazil | 1.0%
Itau Unibanco Holding SA (Cost $7,792,319)	1,755,050	9,660,318

Description	Principal Amount (000)	Fair Value
Lazard International Equity Portfolio (concluded)
Repurchase Agreements | 3.4%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $36,177,800 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $35,241,078) Proceeds of $34,554,194 (Cost $34,550,000)	$34,550	$34,550,000

Description	Shares	Fair Value
Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $1,819,641)	1,819,641	$1,819,641
Total Investments | 99.0% (Cost $790,309,443)		$1,000,539,030
Cash and Other Assets in Excess of Liabilities | 1.0%		10,282,097
Net Assets | 100.0%		$1,010,821,127

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 93.4%
Belgium | 1.6%
KBC Group NV	9,568	$875,082
Brazil | 0.8%
TOTVS SA	71,800	419,870
Canada | 2.3%
Gildan Activewear, Inc.	14,884	658,017
Suncor Energy, Inc.	14,001	542,119
		1,200,136
China | 5.2%
Contemporary Amperex Technology Co. Ltd., Class A	13,700	480,158
Li Ning Co. Ltd.	245,500	504,131
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,465	436,594
Tencent Holdings Ltd.	21,000	1,338,383
		2,759,266
Denmark | 1.6%
Novo Nordisk AS, Class B	11,985	830,709
Finland | 1.3%
Sampo OYJ, A Shares	70,615	676,309
France | 9.6%
Air Liquide SA	4,472	851,029
Bureau Veritas SA	31,040	938,466
Capgemini SE	4,604	688,460
Engie SA	46,923	914,332
Pernod Ricard SA	3,580	355,605
Thales SA	5,045	1,354,534
		5,102,426
Germany | 8.0%
adidas AG	2,938	687,991
Continental AG	865	60,462
Merck KGaA	3,496	478,652
Description	Shares	Fair Value
MTU Aero Engines AG	2,626	$909,519
Puma SE	5,942	143,888
SAP SE	2,757	731,959
Siemens AG	3,477	797,724
Siemens Healthineers AG (#)	8,463	454,081
		4,264,276
Greece | 2.1%
Piraeus Financial Holdings SA	198,173	1,091,147
Hong Kong | 2.6%
AIA Group Ltd.	98,600	745,338
Techtronic Industries Co. Ltd.	50,500	608,216
		1,353,554
India | 2.9%
Bharti Airtel Ltd.	28,692	580,470
ICICI Bank Ltd. ADR	30,479	960,698
		1,541,168
Indonesia | 1.0%
Bank Mandiri Persero Tbk. PT	1,776,000	555,992
Italy | 1.3%
Ryanair Holdings PLC ADR	16,068	680,801
Japan | 14.2%
FANUC Corp.	26,100	712,305
Hoya Corp.	5,700	642,985
Keyence Corp.	1,200	471,009
Kokusai Electric Corp.	24,200	397,942
Mitsubishi Electric Corp.	34,300	626,264
Mitsui Fudosan Co. Ltd.	56,000	499,946
Mizuho Financial Group, Inc.	30,600	833,405
Nitori Holdings Co. Ltd.	3,500	346,540
Nomura Research Institute Ltd.	19,300	626,319
Recruit Holdings Co. Ltd.	8,300	431,188
Renesas Electronics Corp.	31,300	425,162
Resona Holdings, Inc.	76,900	665,589
Shin-Etsu Chemical Co. Ltd.	13,700	390,322

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (continued)
Suzuki Motor Corp.	38,200	$465,756
		7,534,732
Mexico | 1.3%
Grupo Financiero Banorte SAB de CV, Class O	100,300	695,623
Netherlands | 6.0%
ASM International NV	635	290,943
ASML Holding NV	1,479	978,650
IMCD NV	4,458	593,377
ING Groep NV Series N	29,926	585,850
Universal Music Group NV	26,583	732,672
		3,181,492
Singapore | 1.4%
DBS Group Holdings Ltd.	22,040	756,401
South Korea | 0.9%
SK Hynix, Inc.	3,419	453,401
Spain | 1.6%
Bankinter SA	74,293	826,591
Sweden | 1.3%
Hexagon AB, B Shares	63,269	677,951
Switzerland | 2.9%
ABB Ltd.	17,544	907,924
Cie Financiere Richemont SA, Class A	3,632	634,240
		1,542,164
Taiwan | 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	69,000	1,923,569
United Kingdom | 11.6%
3i Group PLC	9,025	422,775
Compass Group PLC	34,105	1,125,990
Croda International PLC	13,241	501,791
Diploma PLC	6,624	330,877
Description	Shares	Fair Value
InterContinental Hotels Group PLC	2,188	$235,482
London Stock Exchange Group PLC	2,772	411,065
RELX PLC	31,224	1,568,420
Unilever PLC	26,622	1,585,971
		6,182,371
United States | 8.3%
Aon PLC, Class A	3,294	1,314,602
Chubb Ltd.	1,808	545,998
CRH PLC	4,050	356,279
Experian PLC	17,620	816,642
ICON PLC (*)	1,357	237,461
James Hardie Industries PLC CDI (*)	15,067	357,432
Roche Holding AG	2,415	794,058
		4,422,472
Total Common Stocks (Cost $41,131,803)		49,547,503
Preferred Stocks | 1.5%
Brazil | 1.5%
Itau Unibanco Holding SA (Cost $693,177)	146,850	808,306

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.1%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $1,183,300 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $1,152,721) Proceeds of $1,130,137 (Cost $1,130,000)	$1,130	$1,130,000

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $61,378)	61,378	$61,378
Total Investments | 97.1% (Cost $43,016,358)		$51,547,187
Cash and Other Assets in Excess of Liabilities | 2.9%		1,534,752
Net Assets | 100.0%		$53,081,939

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 97.2%
Australia | 2.2%
Computershare Ltd.	321,588	$7,911,220
Brazil | 1.6%
TOTVS SA	994,708	5,816,822
Canada | 4.6%
Dollarama, Inc.	97,831	10,461,231
Toromont Industries Ltd.	80,332	6,287,337
		16,748,568
China | 2.9%
Tencent Holdings Ltd.	163,700	10,433,014
Denmark | 1.6%
Coloplast AS, Class B	53,342	5,608,901
France | 7.3%
EssilorLuxottica SA	46,720	13,440,639
LVMH Moet Hennessy Louis Vuitton SE	14,151	8,834,787
Pernod Ricard SA	41,832	4,155,214
		26,430,640
Germany | 5.4%
SAP SE	46,374	12,311,884
Scout24 SE (#)	69,686	7,263,589
		19,575,473
Hong Kong | 3.8%
AIA Group Ltd.	599,600	4,532,503
Hong Kong Exchanges & Clearing Ltd.	209,500	9,319,627
		13,852,130
India | 2.9%
HDFC Bank Ltd. ADR	157,656	10,474,665
Description	Shares	Fair Value
Ireland | 2.7%
Accenture PLC, Class A	31,343	$9,780,270
Israel | 2.8%
Check Point Software Technologies Ltd. (*)	44,703	10,188,708
Japan | 9.0%
Hoya Corp.	56,300	6,350,885
Keyence Corp.	15,600	6,123,114
M3, Inc.	514,700	5,893,603
Recruit Holdings Co. Ltd.	127,500	6,623,668
SMS Co. Ltd.	365,300	2,757,693
Toei Animation Co. Ltd.	233,500	4,845,017
		32,593,980
Netherlands | 8.2%
ASML Holding NV	15,284	10,113,378
IMCD NV	41,344	5,503,047
Universal Music Group NV	253,746	6,993,667
Wolters Kluwer NV	44,738	6,948,966
		29,559,058
Norway | 1.6%
Gjensidige Forsikring ASA	249,648	5,743,647
South Africa | 2.1%
Clicks Group Ltd.	417,406	7,730,384
Spain | 2.3%
Industria de Diseno Textil SA	165,103	8,235,700
Sweden | 4.2%
Assa Abloy AB, Class B	299,554	9,001,186
Hexagon AB, B Shares	572,565	6,135,250
		15,136,436
Switzerland | 4.7%
Partners Group Holding AG	8,546	12,126,936

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio (concluded)
VAT Group AG (#)	13,954	$5,042,382
		17,169,318
Taiwan | 4.2%
Lotes Co. Ltd.	79,000	3,331,507
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	70,346	11,677,436
		15,008,943
United Kingdom | 17.3%
Diageo PLC	249,448	6,507,293
Diploma PLC	104,155	5,202,677
Halma PLC	292,774	9,791,789
InterContinental Hotels Group PLC	57,354	6,172,692
London Stock Exchange Group PLC	89,064	13,207,457
RELX PLC	238,095	11,926,867
Unilever PLC	163,534	9,740,994
		62,549,769
United States | 5.8%
Aon PLC, Class A	30,894	12,329,486
Experian PLC	183,158	8,488,905
		20,818,391
Total Common Stocks (Cost $324,955,011)		351,366,037
Preferred Stocks | 1.3%
Germany | 1.3%
Sartorius AG NVDR (Cost $6,650,942)	19,102	$4,418,302
Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.3%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $5,089,000 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $4,957,258) Proceeds of $4,860,590 (Cost $4,860,000)	$4,860	$4,860,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $264,340)	264,340	$264,340
Total Investments | 99.9% (Cost $336,730,293)		$360,908,679
Cash and Other Assets in Excess of Liabilities | 0.1%		535,894
Net Assets | 100.0%		$361,444,573

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 96.6%
Australia | 3.4%
ALS Ltd.	10,212	$99,009
Amotiv Ltd.	16,106	89,860
AUB Group Ltd.	5,867	113,653
		302,522
Austria | 1.8%
BAWAG Group AG (#)	1,556	160,795
Canada | 1.5%
Descartes Systems Group, Inc. (*)	572	57,583
Toromont Industries Ltd.	940	73,571
		131,154
Denmark | 1.8%
Ascendis Pharma AS ADR (*)	484	75,436
Zealand Pharma AS (*)	1,162	87,456
		162,892
Finland | 1.1%
Kemira OYJ	4,722	102,943
France | 7.0%
Exosens SAS	4,541	166,560
Gaztransport Et Technigaz SA	1,007	152,595
Planisware SA	3,802	96,147
Robertet SA	137	121,019
Virbac SACA	288	91,792
		628,113
Germany | 5.2%
CTS Eventim AG & Co. KGaA	930	92,913
Hensoldt AG	1,992	133,480
IONOS Group SE (*)	5,148	142,194
Sirius Real Estate Ltd. REIT	95,870	104,655
		473,242
Greece | 3.0%
Jumbo SA	4,637	126,799
Description	Shares	Fair Value
National Bank of Greece SA	14,217	$146,488
		273,287
Ireland | 2.5%
Glenveagh Properties PLC (#), (*)	73,198	120,136
Greencore Group PLC	45,957	101,089
		221,225
Israel | 2.4%
Phoenix Financial Ltd.	11,730	218,197
Italy | 7.0%
BFF Bank SpA (#)	11,927	98,450
Lottomatica Group SpA	8,476	170,697
Maire SpA	11,980	115,142
RAI Way SpA (#)	16,715	105,002
Sanlorenzo SpA	456	14,226
SOL SpA	3,263	131,787
		635,304
Japan | 27.7%
Asics Corp.	6,500	138,048
BayCurrent, Inc.	2,900	125,868
Hulic Co. Ltd.	16,100	154,498
Jeol Ltd.	3,200	99,063
Kokusai Electric Corp.	6,200	101,952
Kotobuki Spirits Co. Ltd.	8,400	136,852
Minebea Mitsumi, Inc.	6,300	91,989
Nakanishi, Inc.	7,000	100,252
Nihon Kohden Corp.	6,000	80,444
Nippon Gas Co. Ltd.	7,300	108,965
Nippon Sanso Holdings Corp.	4,800	145,047
Open Up Group, Inc.	9,300	117,398
Organo Corp.	3,900	167,528
Sanwa Holdings Corp.	4,600	147,161
SBI Sumishin Net Bank Ltd.	7,300	199,263
Sega Sammy Holdings, Inc.	5,000	96,528
Sumitomo Forestry Co. Ltd.	3,300	99,910
Tokyo Century Corp.	9,900	96,877
Toyo Suisan Kaisha Ltd.	2,600	153,068
USS Co. Ltd.	15,100	140,512
		2,501,223

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (continued)
Jersey | 1.8%
JTC PLC (#)	13,520	$159,454
Mexico | 1.5%
Arca Continental SAB de CV	13,100	136,976
Netherlands | 4.0%
Arcadis NV	1,790	91,442
CTP NV (#)	10,524	188,620
IMCD NV	641	85,320
		365,382
Spain | 1.3%
Merlin Properties Socimi SA REIT	11,156	119,784
Sweden | 4.1%
Asker Healthcare Group AB	18,265	146,276
Catena AB	3,086	133,571
Swedish Orphan Biovitrum AB (*)	3,173	90,867
		370,714
Switzerland | 3.9%
Burckhardt Compression Holding AG	132	89,179
R&S Group Holding AG	5,548	116,365
Swissquote Group Holding SA	350	151,010
		356,554
Taiwan | 1.0%
Gold Circuit Electronics Ltd.	15,000	92,220
Turkey | 0.7%
BIM Birlesik Magazalar AS	4,874	58,791
United Kingdom | 11.8%
Ashtead Technology Holdings PLC	15,482	106,437
Beazley PLC	16,024	192,793
ConvaTec Group PLC (#)	31,526	105,184
Diploma PLC	1,734	86,616
Description	Shares	Fair Value
DiscoverIE Group PLC	13,215	$92,825
Ferrari Group PLC	10,448	89,250
Genuit Group PLC	13,661	63,657
IMI PLC	4,393	108,042
Volution Group PLC	15,550	108,273
Weir Group PLC	3,579	108,066
		1,061,143
United States | 2.1%
Reliance Worldwide Corp. Ltd.	26,511	74,426
Titan Cement International SA	2,539	116,711
		191,137
Total Common Stocks (Cost $7,894,166)		8,723,052
Preferred Stocks | 1.1%
Italy | 1.1%
Danieli & C Officine Meccaniche SpA (Cost $112,617)	4,002	$103,153

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.4%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $132,800 United States Treasury Bond, 3.875%, 05/15/43, with a fair value of $122,426) Proceeds of $120,015 (Cost $120,000)	$120	$120,000

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $11,350)	11,350	$11,350
Total Investments | 99.2% (Cost $8,138,133)		$8,957,555
Cash and Other Assets in Excess of Liabilities | 0.8%		69,310
Net Assets | 100.0%		$9,026,865

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 100.1%
Canada | 3.7%
Canadian Pacific Kansas City Ltd.	483,446	$33,927,390
Element Fleet Management Corp.	1,683,707	33,474,068
Suncor Energy, Inc.	430,616	16,673,447
		84,074,905
China | 1.0%
Alibaba Group Holding Ltd. ADR	163,747	21,652,266
Denmark | 4.8%
Carlsberg AS, Class B	377,795	48,120,535
Novo Nordisk AS, Class B	859,065	59,543,823
		107,664,358
Finland | 2.1%
Sampo OYJ, A Shares	4,842,777	46,381,244
France | 4.6%
Cie de Saint-Gobain SA	283,466	28,177,137
Engie SA	1,619,367	31,554,652
Societe Generale SA	947,556	42,780,077
		102,511,866
Germany | 6.6%
Deutsche Boerse AG	73,177	21,567,806
Douglas AG (*)	355,133	4,113,345
Merck KGaA	271,214	37,133,039
MTU Aero Engines AG	132,215	45,792,846
Rheinmetall AG	27,157	38,948,758
		147,555,794
Greece | 2.6%
Piraeus Financial Holdings SA	10,529,171	57,973,987
Hong Kong | 2.4%
AIA Group Ltd.	3,575,200	27,025,692
Techtronic Industries Co. Ltd.	2,327,500	28,032,134
		55,057,826
Description	Shares	Fair Value
India | 1.1%
HDFC Bank Ltd.	1,178,942	$25,111,380
Israel | 6.2%
Bank Leumi Le-Israel BM	5,192,747	69,800,668
Phoenix Financial Ltd.	2,304,696	42,871,139
Wix.com Ltd. (*)	158,515	25,898,180
		138,569,987
Italy | 6.3%
BFF Bank SpA (#)	2,260,348	18,657,840
Davide Campari-Milano NV	3,483,441	20,451,805
Lottomatica Group SpA	1,409,716	28,390,079
Ryanair Holdings PLC ADR	616,534	26,122,546
UniCredit SpA	855,556	48,020,138
		141,642,408
Japan | 18.5%
BayCurrent, Inc.	834,800	36,232,578
Hoya Corp.	348,200	39,278,478
Keyence Corp.	79,600	31,243,579
Kobe Bussan Co. Ltd.	1,058,400	24,869,066
Mizuho Financial Group, Inc.	1,854,100	50,497,291
NEC Corp.	1,783,500	37,850,163
Nippon Sanso Holdings Corp.	653,900	19,759,674
OBIC Business Consultants Co. Ltd.	587,700	28,587,388
Renesas Electronics Corp.	2,480,000	33,686,999
Sanrio Co. Ltd.	1,119,800	51,861,530
Shimadzu Corp.	887,800	22,204,893
Suzuki Motor Corp.	1,962,088	23,922,881
Ulvac, Inc.	446,000	15,295,926
		415,290,446
Mexico | 1.7%
Arca Continental SAB de CV	3,601,300	37,655,754
Netherlands | 4.0%
Argenx SE (*)	42,587	24,898,033
ASML Holding NV	98,437	65,135,476
		90,033,509

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Portugal | 1.1%
Banco Comercial Portugues SA, Class R	41,251,112	$24,921,334
South Korea | 0.9%
Samsung Electronics Co. Ltd.	526,111	20,834,908
Sweden | 2.3%
Hexagon AB, B Shares	2,498,580	26,773,226
Saab AB, Class B	635,744	24,977,015
		51,750,241
Switzerland | 2.9%
ABB Ltd.	853,625	44,176,131
Partners Group Holding AG	15,337	21,763,493
		65,939,624
Taiwan | 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	739,000	20,601,699
United Kingdom | 18.5%
Allfunds Group PLC	2,515,435	14,392,245
Coca-Cola Europacific Partners PLC	574,667	50,163,884
Compass Group PLC	1,526,701	50,404,637
Informa PLC	4,141,618	41,429,806
London Stock Exchange Group PLC	341,104	50,582,912
National Grid PLC	2,805,234	36,547,328
RELX PLC	1,541,459	77,429,367
Unilever PLC	955,193	56,904,383
Weir Group PLC	1,213,945	36,654,556
		414,509,118
United States | 7.9%
Aon PLC, Class A	166,220	66,336,740
CRH PLC	403,714	35,514,721
Experian PLC	699,675	32,428,146
ICON PLC (*)	192,968	33,767,470
Description	Shares	Fair Value
James Hardie Industries PLC CDI (*)	379,101	$8,993,339
		177,040,416
Total Common Stocks (Cost $1,746,057,821)		2,246,773,070
Short-Term Investments | 0.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $11,458,728)	11,458,728	11,458,728
Total Investments | 100.6% (Cost $1,757,516,549)		$2,258,231,798
Liabilities in Excess of Cash and Other Assets | (0.6)%		(12,908,201)
Net Assets | 100.0%		$2,245,323,597

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 98.6%
Aerospace & Defense | 5.3%
Boeing Co. (*)	14,783	$2,521,241
Automobiles | 4.8%
Thor Industries, Inc.	30,188	2,288,552
Biotechnology | 2.6%
Vaxcyte, Inc. (*)	32,491	1,226,860
Broadline Retail | 9.7%
Amazon.com, Inc. (*)	24,101	4,585,456
Capital Markets | 14.9%
Charles Schwab Corp.	52,074	4,076,353
Intercontinental Exchange, Inc.	17,181	2,963,722
		7,040,075
Electrical Equipment | 3.6%
Rockwell Automation, Inc.	6,573	1,698,332
Electronic Equipment, Instruments & Components | 6.5%
Coherent Corp. (*)	47,234	3,067,376
Financial Services | 5.1%
Corpay, Inc. (*)	6,869	2,395,358
Hotels, Restaurants & Leisure | 4.3%
First Watch Restaurant Group, Inc. (*)	121,952	2,030,501
Insurance | 6.0%
First American Financial Corp.	43,009	2,822,681
IT Services | 4.4%
DigitalOcean Holdings, Inc. (*)	61,883	2,066,273
Description	Shares	Fair Value
Life Sciences Tools & Services | 2.8%
Avantor, Inc. (*)	82,421	$1,336,044
Media | 2.3%
Trade Desk, Inc., Class A (*)	20,256	1,108,408
Pharmaceuticals | 4.4%
Zoetis, Inc.	12,613	2,076,730
Semiconductors & Semiconductor Equipment | 13.5%
Marvell Technology, Inc.	67,630	4,163,979
Onto Innovation, Inc. (*)	18,488	2,243,334
		6,407,313
Software | 4.7%
Microsoft Corp.	5,925	2,224,186
Specialized REITs | 3.7%
CubeSmart	41,470	1,771,184
Total Common Stocks (Cost $50,113,384)		46,666,570

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 0.7%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $356,100 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $346,959) Proceeds of $340,041 (Cost $340,000)	$340	$340,000

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio (concluded)
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $28,367)	28,367	$28,367
Total Investments | 99.4% (Cost $50,481,751)		$47,034,937
Cash and Other Assets in Excess of Liabilites | 0.6%		275,229
Net Assets | 100.0%		$47,310,166

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 99.6%
Banks | 3.3%
Bank of America Corp.	64,087	$2,674,351
Biotechnology | 0.8%
Vertex Pharmaceuticals, Inc. (*)	1,387	672,445
Broadline Retail | 6.6%
Amazon.com, Inc. (*)	28,156	5,356,961
Capital Markets | 11.5%
Blackstone, Inc.	12,278	1,716,219
Goldman Sachs Group, Inc.	6,241	3,409,396
Intercontinental Exchange, Inc.	24,306	4,192,785
		9,318,400
Commercial Services & Supplies | 3.7%
Waste Management, Inc.	12,899	2,986,248
Electrical Equipment | 1.6%
Rockwell Automation, Inc.	4,854	1,254,177
Financial Services | 4.8%
Visa, Inc., A Shares	11,030	3,865,574
Ground Transportation | 2.0%
Old Dominion Freight Line, Inc.	9,954	1,646,889
Health Care Equipment & Supplies | 2.2%
Medtronic PLC	19,279	1,732,411
Health Care Providers & Services | 3.1%
UnitedHealth Group, Inc.	4,715	2,469,481
Description	Shares	Fair Value
Hotels, Restaurants & Leisure | 3.7%
McDonald's Corp.	9,570	$2,989,381
Insurance | 4.5%
Marsh & McLennan Cos., Inc.	14,978	3,655,081
Interactive Media & Services | 4.4%
Alphabet, Inc., Class A	23,024	3,560,431
IT Services | 2.0%
Accenture PLC, Class A	5,026	1,568,313
Life Sciences Tools & Services | 4.4%
Danaher Corp.	17,338	3,554,290
Machinery | 2.4%
Nordson Corp.	9,709	1,958,499
Oil, Gas & Consumable Fuels | 3.0%
ConocoPhillips	23,023	2,417,875
Pharmaceuticals | 2.1%
Eli Lilly & Co.	2,016	1,665,035
Professional Services | 4.6%
Equifax, Inc.	7,629	1,858,119
Jacobs Solutions, Inc.	15,529	1,877,301
		3,735,420
Real Estate Management & Development | 2.6%
CBRE Group, Inc., Class A (*)	16,091	2,104,381
Semiconductors & Semiconductor Equipment | 9.3%
Advanced Micro Devices, Inc. (*)	11,375	1,168,667
Analog Devices, Inc.	13,177	2,657,406
Applied Materials, Inc.	12,066	1,751,018

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio (concluded)
Broadcom, Inc.	11,687	$1,956,754
		7,533,845
Software | 9.4%
Microsoft Corp.	20,220	7,590,386
Technology Hardware, Storage & Peripherals | 7.6%
Apple, Inc.	27,740	6,161,886
Total Common Stocks (Cost $54,155,187)		80,471,760

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 0.8%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $741,400 United States Treasury Bond, 3.875%, 05/15/43, with a fair value of $683,422) Proceeds of $670,081 (Cost $670,000)	$670	$670,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $44,522)	44,522	$44,522
Total Investments | 100.5% (Cost $54,869,709)		$81,186,282
Liabilities in Excess of Cash and Other Assets | (0.5)%		(400,788)
Net Assets | 100.0%		$80,785,494

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio
Common Stocks | 97.9%
Aerospace & Defense | 0.8%
Standardaero, Inc.	10,364	$276,097
Automobile Components | 1.0%
Gentherm, Inc. (*)	12,158	325,105
Automobiles | 1.3%
Thor Industries, Inc.	5,849	443,413
Banks | 7.9%
BankUnited, Inc.	23,677	815,436
Commerce Bancshares, Inc.	8,055	501,263
Home BancShares, Inc.	21,495	607,663
Wintrust Financial Corp.	6,261	704,112
		2,628,474
Biotechnology | 5.4%
Arcutis Biotherapeutics, Inc. (*)	30,463	476,441
Aurinia Pharmaceuticals, Inc. (*)	63,562	511,038
Janux Therapeutics, Inc. (*)	6,104	164,808
Rhythm Pharmaceuticals, Inc. (*)	8,376	443,677
Vaxcyte, Inc. (*)	5,980	225,805
		1,821,769
Building Products | 2.0%
Hayward Holdings, Inc. (*)	22,658	315,399
Janus International Group, Inc. (*)	50,547	363,939
		679,338
Capital Markets | 6.0%
DigitalBridge Group, Inc.	47,188	416,198
Evercore, Inc., Class A	1,476	294,787
StepStone Group, Inc., Class A	13,695	715,290
Stifel Financial Corp.	6,072	572,347
		1,998,622
Commercial Services & Supplies | 3.8%
ABM Industries, Inc.	6,764	320,343
Casella Waste Systems, Inc., Class A (*)	5,376	599,478
Description	Shares	Fair Value
Driven Brands Holdings, Inc. (*)	20,247	$347,033
		1,266,854
Construction Materials | 1.2%
Eagle Materials, Inc.	1,744	387,046
Consumer Staples Distribution & Retail | 4.8%
BJ's Wholesale Club Holdings, Inc. (*)	6,186	705,823
Chefs' Warehouse, Inc. (*)	8,783	478,322
Guardian Pharmacy Services, Inc., Class A	19,180	407,767
		1,591,912
Containers & Packaging | 1.5%
Graphic Packaging Holding Co.	19,289	500,742
Electrical Equipment | 2.2%
EnerSys	4,477	410,003
Generac Holdings, Inc. (*)	2,655	336,256
		746,259
Electronic Equipment, Instruments & Components | 3.6%
Cognex Corp.	12,260	365,716
Coherent Corp. (*)	8,739	567,511
Mirion Technologies, Inc. (*)	17,992	260,884
		1,194,111
Energy Equipment & Services | 3.1%
Atlas Energy Solutions, Inc.	23,685	422,540
Cactus, Inc., Class A	4,623	211,872
Liberty Energy, Inc.	24,789	392,410
		1,026,822
Entertainment | 1.4%
Roku, Inc. (*)	6,451	454,408
Ground Transportation | 1.3%
Landstar System, Inc.	2,912	437,382
Health Care Equipment & Supplies | 5.7%
Enovis Corp. (*)	12,517	478,275

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio (continued)
Inspire Medical Systems, Inc. (*)	2,566	$408,712
Lantheus Holdings, Inc. (*)	5,388	525,869
RxSight, Inc. (*)	19,378	489,294
		1,902,150
Health Care Technology | 2.4%
Evolent Health, Inc., Class A (*)	40,136	380,088
Schrodinger, Inc. (*)	21,696	428,279
		808,367
Hotels, Restaurants & Leisure | 4.0%
First Watch Restaurant Group, Inc. (*)	28,832	480,053
Kura Sushi USA, Inc., Class A (*)	6,870	351,744
Wyndham Hotels & Resorts, Inc.	5,449	493,189
		1,324,986
Insurance | 6.3%
Abacus Global Management, Inc. (*)	47,170	353,303
First American Financial Corp.	12,073	792,351
Hanover Insurance Group, Inc.	1,752	304,761
Reinsurance Group of America, Inc.	3,337	657,055
		2,107,470
Interactive Media & Services | 1.3%
Cars.com, Inc. (*)	40,093	451,848
IT Services | 1.9%
DigitalOcean Holdings, Inc. (*)	18,946	632,607

Life Sciences Tools & Services | 0.6%
Maravai LifeSciences Holdings, Inc., Class A (*)	93,593	206,841
Machinery | 7.4%
Gates Industrial Corp. PLC (*)	27,571	507,582
Middleby Corp. (*)	3,927	596,825
Nordson Corp.	1,787	360,474
REV Group, Inc.	13,173	416,267
Toro Co.	7,953	578,581
		2,459,729
Description	Shares	Fair Value
Oil, Gas & Consumable Fuels | 2.6%
Antero Resources Corp. (*)	11,873	$480,144
Magnolia Oil & Gas Corp., Class A	15,062	380,466
		860,610
Pharmaceuticals | 1.0%
Axsome Therapeutics, Inc. (*)	2,937	342,542
Professional Services | 1.3%
Verra Mobility Corp. (*)	19,370	436,019
Retail REITs | 1.5%
Brixmor Property Group, Inc.	19,388	514,751
Semiconductors & Semiconductor Equipment | 5.0%
Allegro MicroSystems, Inc. (*)	17,815	447,691
Credo Technology Group Holding Ltd. (*)	5,918	237,667
MKS Instruments, Inc.	5,581	447,317
Onto Innovation, Inc. (*)	4,346	527,344
		1,660,019
Software | 2.7%
SPS Commerce, Inc. (*)	2,664	353,593
Zeta Global Holdings Corp., Class A (*)	41,046	556,584
		910,177
Specialized REITs | 2.2%
CubeSmart	17,017	726,796
Specialty Retail | 1.8%
RH (*)	1,451	340,129
Warby Parker, Inc., Class A (*)	14,070	256,496
		596,625
Textiles, Apparel & Luxury Goods | 1.9%
Crocs, Inc. (*)	5,949	631,784

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio (concluded)
Trading Companies & Distributors | 1.0%
Beacon Roofing Supply, Inc. (*)	2,853	$352,916
Total Common Stocks (Cost $31,031,430)		32,704,591
Total Investments | 97.9% (Cost $31,031,430)		$32,704,591
Cash and Other Assets in Excess of Liabilites | 2.1%		684,615
Net Assets | 100.0%		$33,389,206

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 98.2%
Banks | 2.0%
Commerce Bancshares, Inc.	2,901	$180,529
Biotechnology | 0.6%
Vertex Pharmaceuticals, Inc. (*)	112	54,300
Building Products | 2.8%
Carlisle Cos., Inc.	266	90,573
Trane Technologies PLC	482	162,395
		252,968
Capital Markets | 9.5%
Charles Schwab Corp.	3,671	287,366
Intercontinental Exchange, Inc.	1,937	334,133
S&P Global, Inc.	454	230,677
		852,176
Chemicals | 3.0%
Linde PLC	338	157,386
Sherwin-Williams Co.	311	108,598
		265,984
Commercial Services & Supplies | 3.3%
MSA Safety, Inc.	372	54,569
Waste Management, Inc.	1,038	240,307
		294,876
Consumer Finance | 1.3%
American Express Co.	443	119,189
Containers & Packaging | 1.0%
Avery Dennison Corp.	509	90,587
Electrical Equipment | 1.1%
Rockwell Automation, Inc.	377	97,409
Description	Shares	Fair Value
Electronic Equipment, Instruments & Components | 1.6%
Amphenol Corp., Class A	2,167	$142,134
Financial Services | 5.2%
Visa, Inc. A Shares	1,349	472,771
Ground Transportation | 1.0%
Old Dominion Freight Line, Inc.	560	92,652
Health Care Equipment & Supplies | 4.5%
Boston Scientific Corp. (*)	2,943	296,890
Medtronic PLC	1,239	111,336
		408,226
Health Care Providers & Services | 3.0%
UnitedHealth Group, Inc.	509	266,589
Hotels, Restaurants & Leisure | 1.1%
Starbucks Corp.	1,010	99,071
Household Products | 3.0%
Procter & Gamble Co.	1,566	266,878
Industrial REITs | 1.1%
Prologis, Inc.	918	102,623
Insurance | 1.6%
Chubb Ltd.	466	140,727
IT Services | 2.5%
Accenture PLC, Class A	711	221,860
Life Sciences Tools & Services | 5.9%
Danaher Corp.	1,070	219,350
IQVIA Holdings, Inc. (*)	503	88,679

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Thermo Fisher Scientific, Inc.	449	$223,422
		531,451
Machinery | 5.5%
Deere & Co.	389	182,577
Nordson Corp.	633	127,689
Watts Water Technologies, Inc., Class A	434	88,501
Xylem, Inc.	805	96,166
		494,933
Pharmaceuticals | 4.8%
Eli Lilly & Co.	169	139,579
Merck & Co., Inc.	1,261	113,187
Zoetis, Inc.	1,084	178,481
		431,247
Real Estate Management & Development | 1.1%
CBRE Group, Inc., Class A (*)	741	96,908
Semiconductors & Semiconductor Equipment | 8.6%
Analog Devices, Inc.	1,503	303,110
Applied Materials, Inc.	644	93,457
Broadcom, Inc.	1,186	198,572
Marvell Technology, Inc.	1,492	91,863
QUALCOMM, Inc.	582	89,401
		776,403
Software | 13.0%
Adobe, Inc. (*)	311	119,278
Cadence Design Systems, Inc. (*)	507	128,945
CyberArk Software Ltd. (*)	279	94,302
Microsoft Corp.	1,928	723,752
Salesforce, Inc.	399	107,076
		1,173,353
Specialty Retail | 3.3%
Home Depot, Inc.	805	295,024
Description	Shares	Fair Value
Technology Hardware, Storage & Peripherals | 6.8%
Apple, Inc.	2,769	$615,078
Total Common Stocks (Cost $6,233,154)		8,835,946

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.8%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $167,600 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $163,321) Proceeds of $160,019 (Cost $160,000)	$160	$160,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $13,430)	13,430	$13,430
Total Investments | 100.1% (Cost $6,406,584)		$9,009,376
Liabilities in Excess of Cash and Other Assets | (0.1)%		(7,466)
Net Assets | 100.0%		$9,001,910

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio
Closed-End Management Investment Companies | 0.4%
ASA Gold & Precious Metals Ltd.	1,719	$51,810
Kayne Anderson Energy Infrastructure Fund	11,513	147,712
Total Closed-End Management Investment Companies (Cost $148,977)		199,522
Common Stocks | 100.1%
Automobile Components | 1.5%
Autoliv, Inc.	1,005	88,892
BorgWarner, Inc.	2,582	73,974
Cooper-Standard Holdings, Inc. (*)	3,818	58,492
Dorman Products, Inc. (*)	467	56,292
Fox Factory Holding Corp. (*)	1,734	40,472
LCI Industries	1,347	117,768
Lear Corp.	1,069	94,307
Motorcar Parts of America, Inc. (*)	1,943	18,459
Visteon Corp. (*)	2,048	158,966
		707,622
Banks | 3.4%
ACNB Corp.	754	31,035
Amalgamated Financial Corp.	5,552	159,620
Bank of NT Butterfield & Son Ltd.	4,891	190,358
Cadence Bank	3,096	93,994
Capital City Bank Group, Inc.	577	20,749
Comerica, Inc.	1,417	83,688
Community Financial System, Inc.	1,436	81,651
Financial Institutions, Inc.	3,352	83,666
First BanCorp	4,548	87,185
First Busey Corp.	3,745	80,892
First Business Financial Services, Inc.	214	10,090
First United Corp.	767	23,025
Metrocity Bankshares, Inc.	778	21,449
Northeast Community Bancorp, Inc.	975	22,854
Northrim BanCorp, Inc.	436	31,924
OFG Bancorp	2,210	88,444
Popular, Inc.	917	84,703
Republic Bancorp, Inc., Class A	465	29,676
Sierra Bancorp	637	17,760
Southside Bancshares, Inc.	1,810	52,418
Trustmark Corp.	2,443	84,259
Description	Shares	Fair Value
UMB Financial Corp.	1,116	$112,828
Zions Bancorp NA	2,159	107,648
		1,599,916
Beverages | 0.0%
Coca-Cola Consolidated, Inc.	8	10,800
Biotechnology | 5.1%
ADMA Biologics, Inc. (*)	25,934	514,531
Alkermes PLC (*)	6,354	209,809
BioCryst Pharmaceuticals, Inc. (*)	16,319	122,393
Catalyst Pharmaceuticals, Inc. (*)	2,460	59,655
Emergent BioSolutions, Inc. (*)	5,240	25,466
Entrada Therapeutics, Inc. (*)	4,087	36,946
Exelixis, Inc. (*)	3,436	126,857
Halozyme Therapeutics, Inc. (*)	4,102	261,749
MiMedx Group, Inc. (*)	4,183	31,791
Neurocrine Biosciences, Inc. (*)	576	63,706
Organogenesis Holdings, Inc. (*)	35,841	154,833
Protagonist Therapeutics, Inc. (*)	2,564	123,995
Rigel Pharmaceuticals, Inc. (*)	9,959	179,162
Ultragenyx Pharmaceutical, Inc. (*)	2,309	83,609
United Therapeutics Corp. (*)	646	199,142
Veracyte, Inc. (*)	6,111	181,191
		2,374,835
Building Products | 1.7%
AZEK Co., Inc. (*)	4,176	204,165
Builders FirstSource, Inc. (*)	2,168	270,870
Hayward Holdings, Inc. (*)	12,389	172,455
Resideo Technologies, Inc. (*)	7,346	130,024
		777,514
Capital Markets | 1.8%
Affiliated Managers Group, Inc.	529	88,888
Bain Capital Specialty Finance, Inc.	5,616	93,226
Barings BDC, Inc.	9,732	92,843
CION Investment Corp.	8,381	86,743
Donnelley Financial Solutions, Inc. (*)	322	14,075
Golub Capital BDC, Inc.	5,892	89,205
Houlihan Lokey, Inc.	669	108,043
MarketAxess Holdings, Inc.	431	93,247
SEI Investments Co.	1,257	97,581

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
XP, Inc., Class A	5,831	$80,176
		844,027
Chemicals | 2.1%
AdvanSix, Inc.	6,176	139,886
Avient Corp.	2,993	111,220
Balchem Corp.	318	52,788
Cabot Corp.	2,192	182,243
ICL Group Ltd.	24,957	142,005
Methanex Corp.	4,627	162,362
Minerals Technologies, Inc.	2,346	149,135
Orion SA	3,521	45,527
		985,166
Commercial Services & Supplies | 4.4%
Brady Corp., Class A	4,812	339,920
BrightView Holdings, Inc. (*)	17,267	221,708
Civeo Corp.	5,588	128,524
Deluxe Corp.	2,379	37,612
Ennis, Inc.	1,022	20,532
Healthcare Services Group, Inc. (*)	8,673	87,424
HNI Corp.	2,628	116,552
Interface, Inc.	6,219	123,385
Liquidity Services, Inc. (*)	7,147	221,628
OPENLANE, Inc. (*)	12,995	250,543
Pursuit Attractions & Hospitality, Inc. (*)	1,589	56,235
Steelcase, Inc., Class A	15,059	165,047
Tetra Tech, Inc.	5,845	170,966
UniFirst Corp.	597	103,878
		2,043,954
Communications Equipment | 2.4%
Aviat Networks, Inc. (*)	4,624	88,642
Ceragon Networks Ltd. (*)	58,127	136,598
Gilat Satellite Networks Ltd. (*)	14,511	92,145
Harmonic, Inc. (*)	7,547	72,376
Ituran Location & Control Ltd.	3,897	140,916
NETGEAR, Inc. (*)	9,435	230,780
NetScout Systems, Inc. (*)	11,545	242,560
Ribbon Communications, Inc. (*)	24,439	95,801
		1,099,818
Construction & Engineering | 0.5%
Argan, Inc.	740	97,066
Description	Shares	Fair Value
Northwest Pipe Co. (*)	2,292	$94,659
WillScot Holdings Corp.	1,401	38,948
		230,673
Construction Materials | 0.1%
Smith-Midland Corp. (*)	1,553	48,252
Consumer Finance | 0.6%
Enova International, Inc. (*)	2,052	198,141
FirstCash Holdings, Inc.	711	85,548
		283,689
Consumer Staples Distribution & Retail | 0.3%
PriceSmart, Inc.	1,452	127,558
Containers & Packaging | 0.5%
Ardagh Metal Packaging SA	23,675	71,498
Graphic Packaging Holding Co.	1,835	47,637
Greif, Inc., Class A	1,696	93,263
		212,398
Distributors | 0.2%
Weyco Group, Inc.	2,585	78,791
Diversified Consumer Services | 3.1%
Adtalem Global Education, Inc. (*)	3,036	305,543
Afya Ltd., Class A	5,476	98,185
American Public Education, Inc. (*)	9,206	205,478
Graham Holdings Co., Class B	317	304,593
Grand Canyon Education, Inc. (*)	526	91,008
Laureate Education, Inc. (*)	9,631	196,954
Lincoln Educational Services Corp. (*)	4,165	66,098
Perdoceo Education Corp.	222	5,590
Strategic Education, Inc.	1,811	152,052
		1,425,501
Diversified REITs | 0.2%
Broadstone Net Lease, Inc.	5,473	93,260
Diversified Telecommunication Services | 0.6%
Bandwidth, Inc., Class A (*)	6,385	83,643

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Iridium Communications, Inc.	4,080	$111,466
Liberty Global Ltd., Class A (*)	6,606	76,035
		271,144
Electrical Equipment | 1.6%
Acuity, Inc.	871	229,378
Allient, Inc.	1,076	23,651
EnerSys	1,554	142,315
Generac Holdings, Inc. (*)	1,842	233,289
Preformed Line Products Co.	371	51,973
Thermon Group Holdings, Inc. (*)	2,080	57,928
		738,534
Electronic Equipment, Instruments & Components | 5.0%
Advanced Energy Industries, Inc.	224	21,350
Arrow Electronics, Inc. (*)	830	86,179
Avnet, Inc.	2,082	100,123
Bel Fuse, Inc., Class B	1,222	91,479
Belden, Inc.	635	63,659
Benchmark Electronics, Inc.	3,272	124,434
Celestica, Inc. (*)	40	3,152
Climb Global Solutions, Inc.	1,540	170,570
Coherent Corp. (*)	1,466	95,202
CTS Corp.	2,230	92,657
Daktronics, Inc. (*)	2,493	30,365
ePlus, Inc. (*)	2,123	129,567
Fabrinet (*)	481	95,002
IPG Photonics Corp. (*)	1,680	106,075
Itron, Inc. (*)	1,978	207,215
Kimball Electronics, Inc. (*)	6,652	109,426
OSI Systems, Inc. (*)	359	69,768
PC Connection, Inc.	3,670	229,081
Plexus Corp. (*)	1,777	227,687
ScanSource, Inc. (*)	2,713	92,269
TD SYNNEX Corp.	1,026	106,663
TTM Technologies, Inc. (*)	4,112	84,337
		2,336,260
Energy Equipment & Services | 0.1%
Enerflex Ltd.	6,171	47,702
North American Construction Group Ltd.	854	13,484
		61,186
Description	Shares	Fair Value
Entertainment | 0.1%
Atlanta Braves Holdings, Inc., Class C (*)	1,277	$51,093
Financial Services | 1.6%
Enact Holdings, Inc.	2,810	97,647
Euronet Worldwide, Inc. (*)	1,775	189,659
EVERTEC, Inc.	2,362	86,851
MGIC Investment Corp.	4,256	105,464
NMI Holdings, Inc., Class A (*)	5,222	188,253
Voya Financial, Inc.	1,280	86,733
		754,607
Food Products | 1.8%
Dole PLC	18,595	268,698
Lifeway Foods, Inc. (*)	8,234	201,321
Mission Produce, Inc. (*)	4,375	45,850
Nomad Foods Ltd.	12,935	254,173
Seneca Foods Corp., Class A (*)	896	79,780
		849,822
Ground Transportation | 0.1%
Covenant Logistics Group, Inc.	1,605	35,631

Health Care Equipment & Supplies | 3.4%
Bausch & Lomb Corp. (*)	6,324	91,698
Cerus Corp. (*)	58,454	81,251
ClearPoint Neuro, Inc. (*)	1,957	23,269
Electromed, Inc. (*)	8,256	196,988
Glaukos Corp. (*)	1,200	118,104
iRadimed Corp.	4,082	214,223
Lantheus Holdings, Inc. (*)	364	35,526
LeMaitre Vascular, Inc.	1,158	97,156
LivaNova PLC (*)	3,033	119,136
Omnicell, Inc. (*)	5,316	185,847
Penumbra, Inc. (*)	643	171,945
QuidelOrtho Corp. (*)	1,129	39,481
RxSight, Inc. (*)	3,027	76,432
Surmodics, Inc. (*)	130	3,969
Tactile Systems Technology, Inc. (*)	4,267	56,410
Varex Imaging Corp. (*)	7,373	85,527
		1,596,962

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Health Care Providers & Services | 1.7%
Chemed Corp.	152	$93,529
Encompass Health Corp.	1,519	153,844
Option Care Health, Inc. (*)	7,802	272,680
Progyny, Inc. (*)	10,503	234,637
Viemed Healthcare, Inc. (*)	3,850	28,028
		782,718
Health Care REITs | 0.6%
LTC Properties, Inc.	2,236	79,266
Omega Healthcare Investors, Inc.	2,793	106,358
Sabra Health Care REIT, Inc.	6,188	108,104
		293,728
Health Care Technology | 1.0%
Doximity, Inc., Class A (*)	3,598	208,792
HealthStream, Inc.	2,724	87,658
TruBridge, Inc. (*)	6,617	182,100
		478,550
Hotel & Resort REITs | 0.2%
DiamondRock Hospitality Co.	10,743	82,936
Hotels, Restaurants & Leisure | 1.2%
Accel Entertainment, Inc. (*)	17,947	178,034
Despegar.com Corp. (*)	9,809	184,311
Nathan’s Famous, Inc.	344	33,153
Sportradar Group AG, Class A (*)	7,800	168,636
		564,134
Household Durables | 3.9%
Cavco Industries, Inc. (*)	207	107,563
Cricut, Inc., Class A	26,706	137,536
Flexsteel Industries, Inc.	2,293	83,717
Green Brick Partners, Inc. (*)	3,143	183,268
Hamilton Beach Brands Holding Co., Class A	4,272	83,005
KB Home	4,468	259,680
La-Z-Boy, Inc.	6,272	245,173
M/I Homes, Inc. (*)	770	87,919
Meritage Homes Corp.	572	40,543
Taylor Morrison Home Corp. (*)	4,632	278,105
TopBuild Corp. (*)	326	99,414
Description	Shares	Fair Value
Tri Pointe Homes, Inc. (*)	6,939	$221,493
		1,827,416
Household Products | 1.2%
Central Garden & Pet Co., Class A (*)	7,473	244,591
Oil-Dri Corp. of America	2,459	112,917
Spectrum Brands Holdings, Inc.	2,448	175,155
		532,663
Independent Power & Renewable Electricity Producers | 0.2%
TransAlta Corp.	9,353	87,451
Industrial REITs | 0.7%
First Industrial Realty Trust, Inc.	1,361	73,440
LXP Industrial Trust	10,919	94,449
Rexford Industrial Realty, Inc.	2,416	94,586
STAG Industrial, Inc.	2,051	74,082
		336,557
Insurance | 2.3%
Assurant, Inc.	439	92,080
Axis Capital Holdings Ltd.	1,267	127,004
CNO Financial Group, Inc.	2,241	93,338
Enstar Group Ltd. (*)	313	104,035
Globe Life, Inc.	987	130,008
Hanover Insurance Group, Inc.	691	120,199
Mercury General Corp.	2,713	151,657
Primerica, Inc.	403	114,665
Unum Group	1,672	136,201
		1,069,187
Interactive Media & Services | 1.1%
Cargurus, Inc. (*)	5,728	166,857
Match Group, Inc.	3,865	120,588
VTEX, Class A (*)	9,131	46,294
Yelp, Inc. (*)	3,352	124,124
Ziff Davis, Inc. (*)	969	36,415
		494,278
IT Services | 1.6%
ASGN, Inc. (*)	1,438	90,623
Backblaze, Inc., Class A (*)	7,100	34,293
DXC Technology Co. (*)	5,367	91,507

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Hackett Group, Inc.	6,482	$189,404
Kyndryl Holdings, Inc. (*)	3,724	116,934
Okta, Inc. (*)	1,194	125,633
Unisys Corp. (*)	17,946	82,372
		730,766
Leisure Products | 0.4%
BRP, Inc.	1,120	37,867
JAKKS Pacific, Inc.	3,172	78,254
Smith & Wesson Brands, Inc.	8,538	79,574
		195,695
Life Sciences Tools & Services | 1.5%
Bruker Corp.	1,990	83,063
Charles River Laboratories International, Inc. (*)	310	46,661
CryoPort, Inc. (*)	6,029	36,656
Medpace Holdings, Inc. (*)	962	293,112
Mesa Laboratories, Inc.	870	103,234
Niagen Bioscience, Inc. (*)	5,625	38,813
Qiagen NV	2,575	103,386
		704,925
Machinery | 1.6%
Greenbrier Cos., Inc.	964	49,376
Hyster-Yale, Inc.	1,020	42,371
Kennametal, Inc.	3,873	82,495
Luxfer Holdings PLC	8,906	105,625
Mueller Industries, Inc.	4,751	361,741
Trinity Industries, Inc.	1,513	42,455
Worthington Enterprises, Inc.	1,417	70,977
		755,040
Marine Transportation | 0.9%
Euroseas Ltd.	4,978	152,576
Global Ship Lease, Inc., Class A	2,903	66,333
Matson, Inc.	1,387	177,772
Safe Bulkers, Inc.	1,287	4,749
		401,430
Media | 2.6%
EW Scripps Co., Class A (*)	26,088	77,220
Gambling.com Group Ltd. (*)	5,930	74,837
Gannett Co., Inc. (*)	32,057	92,645
Gray Media, Inc.	47,855	206,734
Description	Shares	Fair Value
John Wiley & Sons, Inc., Class A	504	$22,458
Liberty Broadband Corp., Class C (*)	1,737	147,732
Paramount Global, Class B	8,946	106,994
Sinclair, Inc.	11,920	189,886
TEGNA, Inc.	16,475	300,174
		1,218,680
Mortgage Real Estate Investment | 0.2%
Two Harbors Investment Corp.	7,535	100,668
Mortgage Real Estate Investment Trusts (REITs) | 0.0%
Angel Oak Mortgage REIT, Inc.	1,533	14,610
Office REITs | 0.2%
COPT Defense Properties	2,619	71,420
Oil, Gas & Consumable Fuels | 1.0%
Bw Lpg Ltd. (#)	12,037	130,963
Hafnia Ltd.	23,382	97,269
Permian Basin Royalty Trust	5,514	54,644
Sabine Royalty Trust	879	59,499
Sitio Royalties Corp., Class A	5,244	104,198
		446,573
Paper & Forest Products | 0.3%
Sylvamo Corp.	2,101	140,914
Passenger Airlines | 0.2%
Alaska Air Group, Inc. (*)	720	35,439
SkyWest, Inc. (*)	617	53,907
		89,346
Personal Care Products | 0.3%
Herbalife Ltd. (*)	13,148	113,467
USANA Health Sciences, Inc. (*)	1,490	40,186
		153,653
Professional Services | 7.8%
Barrett Business Services, Inc.	7,033	289,408
CACI International, Inc., Class A (*)	742	272,255
CSG Systems International, Inc.	4,042	244,420

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
ExlService Holdings, Inc. (*)	5,344	$252,290
Franklin Covey Co. (*)	5,941	164,090
Genpact Ltd.	6,002	302,381
Heidrick & Struggles International, Inc.	5,489	235,094
Huron Consulting Group, Inc. (*)	2,148	308,131
IBEX Holdings Ltd. (*)	4,472	108,893
KBR, Inc.	2,038	101,513
Kelly Services, Inc., Class A	11,662	153,588
Kforce, Inc.	2,025	99,002
Korn Ferry	2,356	159,807
ManpowerGroup, Inc.	3,982	230,478
Mistras Group, Inc. (*)	4,469	47,282
Skillsoft Corp. (*)	1,028	19,779
TELUS International CDA, Inc. (*)	18,181	48,907
Upwork, Inc. (*)	15,546	202,875
Willdan Group, Inc. (*)	4,074	165,893
WNS Holdings Ltd. (*)	3,442	211,649
		3,617,735
Real Estate Management & Development | 0.5%
FirstService Corp.	541	89,779
FRP Holdings, Inc. (*)	1,513	43,226
Marcus & Millichap, Inc.	1,819	62,665
RMR Group, Inc., Class A	1,905	31,718
		227,388
Residential REITs | 0.3%
Elme Communities	6,448	112,195
Retail REITs | 1.8%
Brixmor Property Group, Inc.	3,761	99,855
Federal Realty Investment Trust	649	63,485
Getty Realty Corp.	3,137	97,812
InvenTrust Properties Corp.	3,665	107,641
Kite Realty Group Trust	3,285	73,485
NNN REIT, Inc.	2,133	90,972
Phillips Edison & Co., Inc.	2,125	77,541
Tanger, Inc.	3,243	109,581
Whitestone REIT	6,759	98,479
		818,851
Semiconductors & Semiconductor Equipment | 1.7%
Cirrus Logic, Inc. (*)	1,823	181,671
Description	Shares	Fair Value
FormFactor, Inc. (*)	6,348	$179,585
MKS Instruments, Inc.	1,124	90,089
Rambus, Inc. (*)	5,640	292,011
Semtech Corp. (*)	1,290	44,376
Ultra Clean Holdings, Inc. (*)	356	7,622
		795,354
Software | 12.6%
A10 Networks, Inc.	9,694	158,400
ACI Worldwide, Inc. (*)	3,057	167,248
Adeia, Inc.	14,425	190,699
Agilysys, Inc. (*)	1,744	126,510
Alkami Technology, Inc. (*)	5,422	142,328
Appfolio, Inc., Class A (*)	897	197,250
Box, Inc., Class A (*)	3,300	101,838
Braze, Inc., Class A (*)	2,593	93,555
Clear Secure, Inc., Class A	2,420	62,702
Commvault Systems, Inc. (*)	1,641	258,884
Confluent, Inc., Class A (*)	3,912	91,697
Consensus Cloud Solutions, Inc. (*)	7,985	184,294
Docebo, Inc. (*)	4,631	132,956
Dolby Laboratories, Inc., Class A	4,045	324,854
DoubleVerify Holdings, Inc. (*)	7,949	106,278
Elastic NV (*)	1,617	144,075
Enfusion, Inc., Class A (*)	18,184	202,752
Freshworks, Inc., Class A (*)	14,026	197,907
Intapp, Inc. (*)	2,409	140,637
InterDigital, Inc.	1,396	288,623
JFrog Ltd. (*)	3,774	120,768
Karooooo Ltd.	1,133	48,198
Magic Software Enterprises Ltd.	1,776	23,070
Monday.com Ltd. (*)	704	171,185
N-Able, Inc. (*)	18,909	134,065
OneSpan, Inc.	11,441	174,475
Open Text Corp.	4,158	105,031
Pagaya Technologies Ltd., Class A (*)	8,978	94,089
Pegasystems, Inc.	2,675	185,966
Procore Technologies, Inc. (*)	1,269	83,779
Q2 Holdings, Inc. (*)	1,041	83,290
Radware Ltd. (*)	7,239	156,507
Red Violet, Inc.	3,160	118,784
Rimini Street, Inc. (*)	7,622	26,525
Sapiens International Corp. NV	3,180	86,146
SEMrush Holdings, Inc., Class A (*)	16,592	154,803
SentinelOne, Inc., Class A (*)	5,183	94,227

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
SimilarWeb Ltd. (*)	4,136	$34,205
SPS Commerce, Inc. (*)	253	33,581
Tenable Holdings, Inc. (*)	2,265	79,230
Teradata Corp. (*)	8,841	198,746
Verint Systems, Inc. (*)	8,005	142,889
Weave Communications, Inc. (*)	7,728	85,704
Workiva, Inc. (*)	1,332	101,112
		5,849,862
Specialized REITs | 0.8%
EPR Properties	1,642	86,386
Four Corners Property Trust, Inc.	3,734	107,166
PotlatchDeltic Corp.	2,020	91,142
Rayonier, Inc.	3,687	102,793
		387,487
Specialty Retail | 2.4%
Abercrombie & Fitch Co., Class A (*)	2,370	180,997
Asbury Automotive Group, Inc. (*)	659	145,534
AutoNation, Inc. (*)	1,147	185,722
Betterware de Mexico SAPI de CV	443	5,037
National Vision Holdings, Inc. (*)	4,721	60,334
Sonic Automotive, Inc., Class A	1,890	107,654
Urban Outfitters, Inc. (*)	5,174	271,118
Valvoline, Inc. (*)	4,865	169,351
		1,125,747
Technology Hardware, Storage & Peripherals | 0.5%
Diebold Nixdorf, Inc. (*)	2,211	96,665
Turtle Beach Corp. (*)	9,281	132,440
		229,105
Textiles, Apparel & Luxury Goods | 1.9%
Levi Strauss & Co., Class A	5,937	92,558
PVH Corp.	1,880	121,523
Skechers USA, Inc., Class A (*)	4,305	244,438
Steven Madden Ltd.	4,206	112,048
Superior Group of Cos., Inc.	6,328	69,228
Tapestry, Inc.	2,837	199,753
Wolverine World Wide, Inc.	3,598	50,048
		889,596
Trading Companies & Distributors | 2.2%
BlueLinx Holdings, Inc. (*)	594	44,538
Description	Shares	Fair Value
Boise Cascade Co.	1,656	$162,437
Distribution Solutions Group, Inc. (*)	1,492	41,776
DNOW, Inc. (*)	15,760	269,181
GATX Corp.	393	61,021
Herc Holdings, Inc.	353	47,397
Karat Packaging, Inc.	4,795	127,451
McGrath RentCorp	2,539	282,845
		1,036,646
Wireless Telecommunication Services | 0.5%
Millicom International Cellular SA	7,247	219,367
Total Common Stocks (Cost $43,926,703)		46,521,684
Rights | 0.0%
Biotechnology | 0.0%
Epizyme, Inc. CVR, Expires 2499 (*), (¢)	41,136	823
Radius Health, Inc. CVR, Expires 2499 (*), (¢)	7,231	578
		1,401
Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. CVR, Expires 2499 (*), (¢)	10,077	0
Pharmaceuticals | 0.0%
Adamas Pharmaceuticals, Inc. CVR, Expires 2499 (*), (¢)	1,139	0
Total Rights (Cost $15,200)		1,401

Description	Principal Amount (000)	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (concluded)
Repurchase Agreements | 0.4%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $188,500 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $183,638) Proceeds of $180,022 (Cost $180,000)	$180	$180,000

Description	Shares	Fair Value
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $15,252)	15,252	$15,252
Total Investments | 100.9% (Cost $44,286,132)		$46,917,859
Liabilities in Excess of Cash and Other Assets | (0.9)%		(419,242)
Net Assets | 100.0%		$46,498,617

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio
Convertible Corporate Bonds | 85.7%
Aerospace & Defense | 0.5%
Rocket Lab USA, Inc., 4.250%, 02/01/29 (#)	$19	$68,744
Automobiles | 3.2%
Ford Motor Co., 0.000%, 03/15/26	238	233,597
Lucid Group, Inc., 1.250%, 12/15/26 (#)	85	67,628
Rivian Automotive, Inc., 4.625%, 03/15/29	164	160,413
		461,638
Biotechnology | 5.8%
Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/27	80	92,320
Bridgebio Pharma, Inc., 2.500%, 03/15/27	76	87,078
Cytokinetics, Inc., 3.500%, 07/01/27	27	30,983
Guardant Health, Inc., 1.250%, 02/15/31	72	74,612
Halozyme Therapeutics, Inc., 0.250%, 03/01/27	209	222,193
Insmed, Inc., 0.750%, 06/01/28	26	61,698
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26	202	198,818
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	73	67,963
		835,665
Capital Markets | 1.3%
Core Scientific, Inc., 0.000%, 06/15/31 (#)	97	81,783
MARA Holdings, Inc., 0.000%, 03/01/30 (#)	148	105,265
		187,048
Description	Principal Amount (000)	Fair Value
Commercial Services & Supplies | 2.6%
Affirm Holdings, Inc., 0.750%, 12/15/29 (#)	$52	$46,072
Global Payments, Inc., 1.500%, 03/01/31	197	186,559
Shift4 Payments, Inc., 0.000%, 12/15/25	85	97,665
Stride, Inc., 1.125%, 09/01/27	18	43,929
		374,225
Construction & Engineering | 2.3%
Fluor Corp., 1.125%, 08/15/29	135	143,606
Granite Construction, Inc., 3.250%, 06/15/30 (#)	74	88,471
Meritage Homes Corp., 1.750%, 05/15/28 (#)	111	108,724
		340,801
Diversified REITs | 2.6%
Digital Realty Trust LP, 1.875%, 11/15/29 (#)	100	99,280
Welltower OP LLC, 2.750%, 05/15/28 (#)	166	270,995
		370,275
Diversified Telecommunication Services | 0.7%
Applied Digital Corp., 2.750%, 06/01/30 (#)	24	20,940
AST SpaceMobile, Inc., 4.250%, 03/01/32 (#)	25	29,394
InterDigital, Inc., 3.500%, 06/01/27	21	56,448
		106,782
Electric Utilities | 11.4%
Alliant Energy Corp., 3.875%, 03/15/26	84	90,006
CMS Energy Corp., 3.375%, 05/01/28	224	248,304

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
Evergy, Inc., 4.500%, 12/15/27	$62	$73,018
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	359	415,184
PG&E Corp., 4.250%, 12/01/27	351	371,709
Southern Co., 3.875%, 12/15/25	329	366,588
WEC Energy Group, Inc., 4.375%, 06/01/29 (#)	78	93,532
		1,658,341
Electronic Equipment, Instruments & Components | 0.7%
Itron, Inc., 1.375%, 07/15/30 (#)	94	98,406
Energy Equipment & Services | 0.3%
Sunrun, Inc., 4.000%, 03/01/30	69	49,439
Entertainment | 2.3%
Cinemark Holdings, Inc., 4.500%, 08/15/25	21	36,692
Live Nation Entertainment, Inc., 2.875%, 01/15/30 (#)	283	293,613
		330,305
Financial Services | 1.3%
Coinbase Global, Inc., 0.250%, 04/01/30 (#)	93	86,444
SoFi Technologies, Inc., 1.250%, 03/15/29 (#)	43	61,726
Upstart Holdings, Inc., 2.000%, 10/01/29 (#)	33	43,127
		191,297
Health Care Equipment & Supplies | 4.7%
Exact Sciences Corp., 0.375%, 03/01/28	310	272,800
Insulet Corp., 0.375%, 09/01/26	85	107,958
Integer Holdings Corp., 1.875%, 03/15/30 (#)	84	85,092
Description	Principal Amount (000)	Fair Value
iRhythm Technologies, Inc., 1.500%, 09/01/29	$96	$100,176
Lantheus Holdings, Inc., 2.625%, 12/15/27	43	60,791
Merit Medical Systems, Inc., 3.000%, 02/01/29 (#)	44	59,950
		686,767
Health Care Providers & Services | 1.2%
Teladoc Health, Inc., 1.250%, 06/01/27	188	173,148
Interactive Media & Services | 10.1%
Airbnb, Inc., 0.000%, 03/15/26	305	291,885
Booking Holdings, Inc., 0.750%, 05/01/25	37	91,085
Etsy, Inc., 0.125%, 10/01/26	143	137,816
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (#)	250	216,425
Palo Alto Networks, Inc., 0.375%, 06/01/25	25	85,787
Snap, Inc., 0.125%, 03/01/28	257	218,065
Uber Technologies, Inc., 0.000%, 12/15/25	274	291,125
Wayfair, Inc., 3.250%, 09/15/27	96	94,080
Zillow Group, Inc., 2.750%, 05/15/25	46	47,978
		1,474,246
Iron & Steel | 0.4%
U.S. Steel Corp., 5.000%, 11/01/26	16	50,672
IT Services | 5.9%
Lumentum Holdings, Inc., 0.500%, 06/15/28	260	240,890
Parsons Corp., 2.625%, 03/01/29	114	114,171

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
Seagate HDD Cayman, 3.500%, 06/01/28	$90	$107,386
Super Micro Computer, Inc., 3.500%, 03/01/29	129	125,130
Western Digital Corp., 3.000%, 11/15/28	125	161,062
Zscaler, Inc., 0.125%, 07/01/25	80	106,240
		854,879
Leisure Products | 1.9%
Carnival Corp., 5.750%, 12/01/27	63	105,273
NCL Corp. Ltd., 5.375%, 08/01/25	59	67,289
Peloton Interactive, Inc., 5.500%, 12/01/29 (#)	27	45,711
Royal Caribbean Cruises Ltd., 6.000%, 08/15/25	15	62,059
		280,332
Machinery | 1.8%
Axon Enterprise, Inc., 0.500%, 12/15/27	33	77,459
Bloom Energy Corp., 3.000%, 06/01/28	85	111,265
Middleby Corp., 1.000%, 09/01/25	66	79,708
		268,432
Media | 2.1%
Liberty Broadband Corp., 3.125%, 03/31/53 (#)	225	225,787
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	81,573
		307,360
Metals & Mining | 0.5%
MP Materials Corp., 3.000%, 03/01/30 (#)	50	69,127
Description	Principal Amount (000)	Fair Value
Oil, Gas & Consumable Fuels | 1.3%
CNX Resources Corp., 2.250%, 05/01/26	$36	$88,686
Northern Oil & Gas, Inc., 3.625%, 04/15/29	90	95,179
		183,865
Passenger Airlines | 1.0%
American Airlines Group, Inc., 6.500%, 07/01/25	120	120,225
JetBlue Airways Corp., 2.500%, 09/01/29 (#)	25	25,737
		145,962
Pharmaceuticals | 1.4%
Jazz Investments I Ltd., 2.000%, 06/15/26	200	207,750
Semiconductors & Semiconductor Equipment | 3.8%
Microchip Technology, Inc., 0.750%, 06/01/30 (#)	136	127,602
MKS Instruments, Inc., 1.250%, 06/01/30 (#)	157	141,614
ON Semiconductor Corp., 0.500%, 03/01/29	331	286,332
		555,548
Software | 14.6%
Akamai Technologies, Inc., 0.375%, 09/01/27	283	276,562
Bill Holdings, Inc., 0.000%, 04/01/30 (#)	188	153,596
Cloudflare, Inc., 0.000%, 08/15/26	126	126,724
Datadog, Inc., 0.000%, 12/01/29 (#)	236	206,146
Dropbox, Inc., 0.000%, 03/01/28	127	125,603
Five9, Inc., 1.000%, 03/15/29	156	133,614
Guidewire Software, Inc., 1.250%, 11/01/29 (#)	57	59,508

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (concluded)
HubSpot, Inc., 0.375%, 06/01/25	$23	$46,345
MicroStrategy, Inc.,
0.000%, 12/01/29 (#)	311	252,221
0.625%, 03/15/30	177	360,018
Nutanix, Inc., 0.250%, 10/01/27	88	117,524
Snowflake, Inc., 0.000%, 10/01/27 (#)	167	193,720
Tyler Technologies, Inc., 0.250%, 03/15/26	55	67,290
		2,118,871
Total Convertible Corporate Bonds (Cost $12,531,753)		12,449,925

Description	Shares	Fair Value
Preferred Stocks | 10.4%
Aerospace & Defense | 2.6%
Boeing Co.	6,368	$380,997
Banks | 4.4%
Bank of America Corp., Series L	380	469,137
Wells Fargo & Co., Class A, Series L	145	174,116
		643,253
Capital Markets | 1.2%
Ares Management Corp., Series B	1,346	64,891
KKR & Co., Inc., Series D	2,300	113,620
		178,511
Chemicals | 0.6%
Albemarle Corp.	2,636	93,973
Financial Services | 0.8%
Apollo Global Management, Inc.	1,652	120,745

Description	Shares	Fair Value
Machinery | 0.3%
Chart Industries, Inc., Series B	656	$35,929
Technology Hardware, Storage & Peripherals | 0.5%
Hewlett Packard Enterprise Co.	1,367	65,260
Total Preferred Stocks (Cost $1,543,231)		1,518,668

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 3.5%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $523,600 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $510,085) Proceeds of $500,061 (Cost $500,000)	$500	$500,000

Description	Shares	Fair Value
Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $33,435)	33,435	$33,435
Total Investments | 99.8% (Cost $14,608,419)		$14,502,028
Cash and Other Assets in Excess of Liabilites | 0.2%		29,359
Net Assets | 100.0%		$14,531,387

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio
Corporate Bonds | 97.4%
Aerospace & Defense | 3.1%
Bombardier, Inc., 8.750%, 11/15/30 (#)	$2,250	$2,372,175
TransDigm, Inc.,
4.625%, 01/15/29	500	474,736
6.750%, 08/15/28 (#)	1,000	1,014,604
		3,861,515
Automobile Components | 3.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,500	1,291,130
Goodyear Tire & Rubber Co.,
5.000%, 05/31/26	250	247,989
5.250%, 07/15/31	2,000	1,809,395
Tenneco, Inc., 8.000%, 11/17/28 (#)	1,500	1,430,616
		4,779,130
Automobiles | 1.4%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,750,652
Building Products | 2.8%
Griffon Corp., 5.750%, 03/01/28	1,750	1,712,905
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,738,933
		3,451,838
Chemicals | 3.5%
Methanex Corp., 5.125%, 10/15/27	1,750	1,715,782
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,672,399
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	965,810
		4,353,991
Description	Principal Amount (000)	Fair Value
Commercial Services & Supplies | 3.9%
ADT Security Corp., 4.125%, 08/01/29 (#)	$250	$234,718
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 07/15/27 (#)	2,000	1,929,332
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,421,437
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,303,868
		4,889,355
Containers & Packaging | 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	1,021,830
Diversified REITs | 1.3%
Iron Mountain, Inc.,
4.500%, 02/15/31 (#)	1,250	1,145,859
4.875%, 09/15/29 (#)	500	477,258
		1,623,117
Diversified Telecommunication Services | 4.6%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, 09/15/29 (#)	2,000	1,817,500
Frontier Communications Holdings LLC, 6.750%, 05/01/29 (#)	500	502,514
Level 3 Financing, Inc., 4.500%, 04/01/30 (#)	2,000	1,600,000
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	2,000	1,821,677
		5,741,691
Electric Utilities | 2.4%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,328,486
XPLR Infrastructure Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,630,600
		2,959,086

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Electrical Equipment | 1.3%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	$1,700	$1,627,553
Entertainment | 2.4%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,455,769
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 04/15/27	1,550	1,530,359
		2,986,128
Food Products | 6.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	2,000	1,840,615
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,683,248
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,811,381
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,575,355
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,424,482
		8,335,081
Gas Utilities | 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (#)	1,500	1,484,100
Health Care Equipment & Supplies | 1.7%
Bausch & Lomb Corp., 8.375%, 10/01/28 (#)	2,000	2,075,000
Health Care Providers & Services | 3.9%
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,732,905
LifePoint Health, Inc., 5.375%, 01/15/29 (#)	2,000	1,755,252
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,406,141
		4,894,298
Description	Principal Amount (000)	Fair Value
Hotel & Resort REITs | 2.4%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	$1,500	$1,399,986
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,655,566
		3,055,552
Hotels, Restaurants & Leisure | 3.9%
Boyd Gaming Corp., 4.750%, 06/15/31 (#)	2,000	1,844,562
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,572,412
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,397,759
		4,814,733
Household Durables | 1.3%
Somnigroup International, Inc., 4.000%, 04/15/29 (#)	1,750	1,625,254
Interactive Media & Services | 1.1%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,358,845
IT Services | 2.6%
NCR Atleos Corp., 9.500%, 04/01/29 (#)	1,500	1,626,457
NCR Voyix Corp., 5.125%, 04/15/29 (#)	1,750	1,666,724
		3,293,181
Leisure Products | 1.2%
Sabre GLBL, Inc.,
8.625%, 06/01/27 (#)	1,038	1,027,187
10.750%, 11/15/29 (#)	468	471,406
		1,498,593
Machinery | 1.5%
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,908,631

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Media | 15.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.750%, 03/01/30 (#)	$1,500	$1,391,163
5.125%, 05/01/27 (#)	500	492,469
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28 (#)	1,500	1,289,311
DISH Network Corp., 11.750%, 11/15/27 (#)	2,000	2,106,153
Gray Media, Inc., 7.000%, 05/15/27 (#)	1,500	1,470,039
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,340,647
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,477,690
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,000	785,187
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,649,375
Sirius XM Radio LLC,
3.875%, 09/01/31 (#)	1,000	857,077
5.000%, 08/01/27 (#)	1,750	1,709,818
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,624,365
Univision Communications, Inc., 6.625%, 06/01/27 (#)	1,750	1,735,525
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,759,239
		19,688,058
Oil, Gas & Consumable Fuels | 15.2%
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30 (#)	1,665	1,546,414
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,439,273
Civitas Resources, Inc., 8.750%, 07/01/31 (#)	2,000	2,053,889
Comstock Resources, Inc., 6.750%, 03/01/29 (#)	1,500	1,467,061
CVR Energy, Inc., 8.500%, 01/15/29 (#)	1,500	1,440,152
Genesis Energy LP/Genesis Energy Finance Corp., 8.000%, 01/15/27	1,500	1,530,138
Description	Principal Amount (000)	Fair Value
Kodiak Gas Services LLC, 7.250%, 02/15/29 (#)	$1,750	$1,783,866
Nabors Industries, Inc., 9.125%, 01/31/30 (#)	1,500	1,500,501
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,664,829
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	1,250	1,216,604
Transocean, Inc., 8.750%, 02/15/30 (#)	1,840	1,911,013
Vital Energy, Inc., 7.875%, 04/15/32 (#)	1,500	1,396,378
		18,950,118
Software | 1.6%
Cloud Software Group, Inc.,
6.500%, 03/31/29 (#)	1,000	972,065
9.000%, 09/30/29 (#)	1,000	997,390
		1,969,455
Specialty Retail | 6.0%
Asbury Automotive Group, Inc.,
4.500%, 03/01/28	987	950,258
5.000%, 02/15/32 (#)	750	680,160
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.625%, 01/15/29 (#)	500	460,503
6.750%, 01/15/30 (#)	1,500	1,296,896
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	941,008
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,601,984
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,579,940
		7,510,749
Total Corporate Bonds (Cost $127,306,730)		121,507,534

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (concluded)
Repurchase Agreements | 1.3%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $1,665,000 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $1,621,975) Proceeds of $1,590,193 (Cost $1,590,000)	$1,590	$1,590,000

Description	Shares	Fair Value
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $90,931)	90,931	$90,931
Total Investments | 98.7% (Cost $128,987,661)		$123,188,465
Cash and Other Assets in Excess of Liabilites | 1.3%		1,660,509
Net Assets | 100.0%		$124,848,974

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 10.5%
Financial Services | 6.7%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/37 (#)	$601	$589,465
Business Jet Securities LLC, Series 2022-1A, Class A, 4.455%, 06/15/37 (#)	565	551,217
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.530%, 03/15/61 (#)	471	450,401
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61 (#)	500	466,594
		2,057,677
Ground Transportation | 1.5%
TRP LLC, Series 2021-1, Class A, 2.070%, 06/19/51 (#)	503	473,943
Real Estate Management & Development | 2.3%
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 07/17/38 (#)	747	721,372
Total Asset-Backed Securities (Cost $3,097,951)		3,252,992
Corporate Bonds | 31.9%
Aerospace & Defense | 2.3%
Boeing Co., 2.196%, 02/04/26	725	709,341
Automobiles | 7.0%
American Honda Finance Corp., 5.250%, 07/07/26	800	807,237
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	675	652,079
General Motors Financial Co., Inc., 5.000%, 04/09/27	700	700,773
		2,160,089
Description	Principal Amount (000)	Fair Value
Banks | 11.8%
Bank of America Corp., 2.551% (SOFR+1.050%), 02/04/28 (§)	$1,050	$1,012,969
Citigroup, Inc., 3.887% (SOFR+1.825%), 01/10/28 (§)	1,025	1,012,357
JPMorgan Chase & Co., 1.045% (SOFR+0.800%), 11/19/26 (§)	1,050	1,027,098
Morgan Stanley, 1.593% (SOFR+0.879%), 05/04/27 (§)	625	605,277
		3,657,701
Diversified Telecommunication Services | 2.3%
T-Mobile USA, Inc., 2.625%, 04/15/26	725	710,639
Health Care Providers & Services | 2.2%
HCA, Inc., 4.500%, 02/15/27	675	672,675
Oil, Gas & Consumable Fuels | 2.1%
Energy Transfer LP, 5.500%, 06/01/27	650	659,888
Semiconductors & Semiconductor Equipment | 1.9%
Intel Corp., 3.750%, 08/05/27	600	587,547
Software | 2.3%
Oracle Corp., 2.500%, 04/01/25	700	700,000
Total Corporate Bonds (Cost $9,832,530)		9,857,880

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
Mortgage-Backed Securities | 4.5%
COMM Mortgage Trust, Series 2016-787S, Class A3.545%, 02/10/36 (#)	$700	$686,261
Manhattan West Mortgage Trust, Series 2020-1MW, Class A2.130%, 09/10/39 (#)	750	699,065
Total Mortgage-Backed Securities (Cost $1,367,909)		1,385,326
U.S. Government Securities | 3.3%
Federal Farm Credit Banks Funding Corp., 4.360%, 10/28/27 (Cost $1,003,695)	1,005	1,004,664
U.S. Treasury Securities | 48.6%
U.S. Treasury Notes,
4.500%, 11/15/25	1,900	1,903,785
4.000%, 12/15/27	1,315	1,318,853
4.250%, 01/15/28	11,685	11,794,547
Total U.S. Treasury Securities (Cost $14,891,356)		15,017,185
Repurchase Agreements | 0.2%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $73,300 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $71,404) Proceeds of $70,009 (Cost $70,000)	70	70,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $12,966)	12,966	$12,966
Total Investments | 99.1% (Cost $30,276,407)		$30,601,013
Cash and Other Assets in Excess of Liabilites | 0.9%		265,949
Net Assets | 100.0%		$30,866,962

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.8%
Canada | 0.0%
Rogers Sugar, Inc. (±)	321	$1,198
Shopify, Inc., Class A (*), (±)	80	7,631
SSR Mining, Inc. (*)	59	592
		9,421
China | 0.0%
PDD Holdings, Inc. ADR (*)	45	5,326
United States | 0.8%
Akamai Technologies, Inc. (*), (±)	27	2,173
Applied Optoelectronics, Inc. (*), (±)	51	783
Bentley Systems, Inc., Class B (±)	59	2,321
BigBear.ai Holdings, Inc. (*), (±)	11,374	32,530
Bitdeer Technologies Group, Class A (*), (±)	5,356	47,293
Bloom Energy Corp., Class A (*), (±)	316	6,212
Cloudflare, Inc., Class A (*), (±)	155	17,467
Datadog, Inc., Class A (*), (±)	225	22,322
DraftKings, Inc., Class A (*), (±)	6	199
Dynavax Technologies Corp. (*)	207	2,685
Exact Sciences Corp. (*), (±)	133	5,758
Expedia Group, Inc. (±)	75	12,607
Freshpet, Inc. (*)	95	7,901
Guardant Health, Inc. (*), (±)	235	10,011
Guidewire Software, Inc. (*)	2	375
Insulet Corp. (*), (±)	164	43,068
Integer Holdings Corp. (*), (±)	658	77,651
Ionis Pharmaceuticals, Inc. (*)	10	302
JetBlue Airways Corp. (*), (±)	297	1,431
MicroStrategy, Inc., Class A (*)	19	5,477
Mitek Systems, Inc. (*), (±)	133	1,097
ON Semiconductor Corp. (*), (±)	152	6,185
PagerDuty, Inc. (*), (±)	26	475
Penn Entertainment, Inc. (*), (±)	122	1,990
PROS Holdings, Inc. (*), (±)	142	2,702
PTC Therapeutics, Inc. (*)	85	4,332
Q2 Holdings, Inc. (*)	85	6,801
Repligen Corp. (*), (±)	9	1,145
Snowflake, Inc., Class A (*), (±)	43	6,285
SoFi Technologies, Inc. (*), (±)	1,036	12,049
Travere Therapeutics, Inc. (*), (±)	180	3,226
Description		Shares	Fair Value
Xometry, Inc., Class A (*)		201	$5,009
Zscaler, Inc. (*)		43	8,532
			358,394
Total Common Stocks (Cost $405,101)			373,141

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 51.9%
Australia | 1.3%
Flight Centre Travel Group Ltd.:
2.500%, 11/17/27 (**), (±)	AUD	200	$126,263
1.625%, 11/01/28 (**), (±)	AUD	800	489,408
			615,671
Austria | 0.2%
ams-OSRAM AG, 2.125%, 11/03/27 (**), (±)	EUR	100	93,648
Brazil | 0.1%
GOL Equity Finance SA, 0.000%, 07/15/24 (#), («)	USD	616	28,385
Canada | 0.7%
Rogers Sugar, Inc., 6.000%, 06/30/30	CAD	178	126,352
StorageVault Canada, Inc., 5.000%, 03/31/28 (#), (±)	CAD	342	230,599
			356,951
China | 1.2%
PDD Holdings, Inc., 0.000%, 12/01/25 (±)	USD	68	67,150
Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/29 (**), (±)	USD	200	241,000

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Qifu Technology, Inc., 0.500%, 04/01/30 (#), (±)	USD	238	$242,444
			550,594
Netherlands | 0.7%
Pharming Group NV, 4.500%, 04/25/29 (**), (±)	EUR	300	318,126
Singapore | 0.4%
Sea Ltd., 0.250%, 09/15/26 (±)	USD	222	207,459
United Kingdom | 0.9%
Immunocore Holdings PLC, 2.500%, 02/01/30 (±)	USD	119	100,494
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (**), (±)	EUR	300	318,677
			419,171
United States | 46.4%
A10 Networks, Inc., 2.750%, 04/01/30 (#), (±)	USD	271	265,887
Affirm Holdings, Inc.: 0.000%, 11/15/26 (±)	USD	283	261,616
0.750%, 12/15/29 (#), (±)	USD	3	2,658
Airbnb, Inc., 0.000%, 03/15/26 (±)	USD	198	189,486
Akamai Technologies, Inc.:
0.125%, 05/01/25 (±)	USD	474	473,052
0.375%, 09/01/27 (±)	USD	39	38,113
Alarm.com Holdings, Inc., 0.000%, 01/15/26 (±)	USD	108	103,734
Alkami Technology, Inc., 1.500%, 03/15/30 (#), (±)	USD	48	51,672
Alphatec Holdings, Inc.:
0.750%, 08/01/26 (±)	USD	242	240,976
0.750%, 03/15/30 (#), (±)	USD	555	528,792
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	193	193,362
Description	Security Currency	Principal Amount (000)	Fair Value
Amyris, Inc., 0.000%, 11/15/26 (¢), («)	USD	938	$0
Bandwidth, Inc., 0.500%, 04/01/28 (±)	USD	22	17,792
BigBear.ai Holdings, Inc., 6.000%, 12/15/29 (#), (±)	USD	42	45,628
BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27 (±)	USD	116	109,533
BlackLine, Inc., 0.000%, 03/15/26 (±)	USD	57	54,793
Block, Inc., 0.250%, 11/01/27 (±)	USD	111	98,096
Cheesecake Factory, Inc.:
0.375%, 06/15/26 (±)	USD	116	114,840
2.000%, 03/15/30 (#), (±)	USD	390	373,912
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	233	407,109
Cleanspark, Inc., 0.000%, 06/15/30 (#), (±)	USD	95	68,929
Cloudflare, Inc., 0.000%, 08/15/26 (±)	USD	16	16,092
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	367	361,494
Coinbase Global, Inc., 0.500%, 06/01/26 (±)	USD	111	108,724
Confluent, Inc., 0.000%, 01/15/27 (±)	USD	150	138,750
CONMED Corp., 2.250%, 06/15/27 (±)	USD	89	83,793
Core Scientific, Inc., 3.000%, 09/01/29 (#), (±)	USD	55	57,819
Cracker Barrel Old Country Store, Inc., 0.625%, 06/15/26 (±)	USD	611	594,197
CSG Systems International, Inc., 3.875%, 09/15/28 (±)	USD	3	3,249
Danimer Scientific, Inc., 0.000%, 12/15/26 (#), (±), («)	USD	300	3,000
Dexcom, Inc., 0.250%, 11/15/25 (±)	USD	1,401	1,366,325
DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	306	285,513
Dropbox, Inc., 0.000%, 03/01/26 (±)	USD	511	504,868

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Dynavax Technologies Corp., 2.000%, 03/15/30 (#), (±)	USD	134	$133,450
Enphase Energy, Inc., 0.000%, 03/01/26 (±)	USD	52	49,465
Envista Holdings Corp., 1.750%, 08/15/28 (±)	USD	40	36,125
Etsy, Inc.:
0.125%, 09/01/27 (±)	USD	102	89,887
0.250%, 06/15/28 (±)	USD	191	162,780
Evergy, Inc., 4.500%, 12/15/27 (±)	USD	8	9,422
Evolent Health, Inc., 1.500%, 10/15/25 (±)	USD	457	448,916
Exact Sciences Corp.:
0.375%, 03/15/27 (±)	USD	1	920
0.375%, 03/01/28 (±)	USD	15	13,200
Expedia Group, Inc., 0.000%, 02/15/26 (±)	USD	13	12,837
Fisker, Inc., 0.000%, 09/15/26 (#), (±), («)	USD	772	6,871
Five9, Inc., 0.500%, 06/01/25 (±)	USD	84	83,278
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	110	106,700
GameStop Corp., 0.000%, 04/01/30 (#)	USD	342	357,903
Guardant Health, Inc., 0.000%, 11/15/27 (±)	USD	51	45,310
Guess?, Inc., 3.750%, 04/15/28 (±)	USD	51	46,945
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	88	87,449
Hercules Capital, Inc., 4.750%, 09/01/28 (#), (±)	USD	16	15,760
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	421	140,783
Insulet Corp., 0.375%, 09/01/26 (±)	USD	754	957,645
Integer Holdings Corp., 1.875%, 03/15/30 (#), (±)	USD	90	91,170
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25 (±)	USD	1,029	1,011,250
Jamf Holding Corp., 0.125%, 09/01/26 (±)	USD	22	20,763
Description	Security Currency	Principal Amount (000)	Fair Value
Jazz Investments I Ltd., 2.000%, 06/15/26 (±)	USD	30	$31,162
JBT Marel Corp., 0.250%, 05/15/26 (±)	USD	179	179,430
Lantheus Holdings, Inc., 2.625%, 12/15/27 (±)	USD	21	29,689
LCI Industries:
1.125%, 05/15/26 (±)	USD	134	131,555
3.000%, 03/01/30 (#), (±)	USD	611	601,453
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	743	204,325
3.750%, 02/15/30 (±)	USD	1,079	280,435
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27 (±)	USD	1	1,217
Lumentum Holdings, Inc., 0.500%, 12/15/26 (±)	USD	136	141,576
Lyft, Inc., 1.500%, 05/15/25 (±)	USD	220	220,044
MARA Holdings, Inc.:
0.000%, 03/01/30 (#), (±)	USD	18	12,803
2.125%, 09/01/31 (#), (±)	USD	22	17,573
Marriott Vacations Worldwide Corp., 3.250%, 12/15/27 (±)	USD	57	52,868
Match Group Financeco 2, Inc., 0.875%, 06/15/26 (#), (±)	USD	77	73,975
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	304	296,781
MGP Ingredients, Inc., 1.875%, 11/15/41 (±)	USD	563	533,875
Microchip Technology, Inc., 0.750%, 06/01/30 (#), (±)	USD	73	68,492
MicroStrategy, Inc.:
0.000%, 03/01/30 (#), (±)	USD	22	21,022
0.625%, 03/15/30 (±)	USD	6	12,204
2.250%, 06/15/32 (#), (±)	USD	223	357,469
Nutanix, Inc.:
0.250%, 10/01/27 (±)	USD	1	1,336
0.500%, 12/15/29 (#), (±)	USD	44	46,597
Okta, Inc., 0.125%, 09/01/25 (±)	USD	903	888,101
ON Semiconductor Corp.:
0.000%, 05/01/27 (±)	USD	100	106,000
0.500%, 03/01/29 (±)	USD	25	21,626

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
OPKO Health, Inc., 3.750%, 01/15/29 (±)	USD	167	$268,974
Pacira BioSciences, Inc., 2.125%, 05/15/29 (#), (±)	USD	77	75,280
PAR Technology Corp., 1.000%, 01/15/30 (#), (±)	USD	44	41,602
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	162	151,794
Penguin Solutions, Inc., 2.000%, 08/15/30 (#), (±)	USD	3	2,761
Porch Group, Inc., 0.750%, 09/15/26 (#), (±)	USD	412	368,246
Q2 Holdings, Inc., 0.750%, 06/01/26 (±)	USD	19	20,835
RealReal, Inc., 1.000%, 03/01/28 (±)	USD	116	89,659
Redfin Corp., 0.500%, 04/01/27 (±)	USD	471	413,805
Repay Holdings Corp., 0.000%, 02/01/26 (#), (±)	USD	873	835,899
Rexford Industrial Realty LP, 4.375%, 03/15/27 (#), (±)	USD	11	10,995
Semtech Corp., 1.625%, 11/01/27 (±)	USD	162	200,070
Shift Technologies, Inc., 0.000%, 05/15/26 (#), (±), («)	USD	850	2,321
Shift4 Payments, Inc., 0.000%, 12/15/25 (±)	USD	313	359,637
Snap, Inc.:
0.000%, 05/01/27 (±)	USD	190	169,803
0.125%, 03/01/28 (±)	USD	126	106,911
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	457	438,192
Super Micro Computer, Inc., 3.500%, 03/01/29 (±)	USD	56	54,320
Teladoc Health, Inc., 1.250%, 06/01/27 (±)	USD	89	81,969
Terawulf, Inc., 2.750%, 02/01/30 (#), (±)	USD	22	15,202
Travere Therapeutics, Inc., 2.500%, 09/15/25 (±)	USD	275	269,938
Unity Software, Inc.:
0.000%, 11/15/26 (±)	USD	372	345,960
0.000%, 03/15/30 (#), (±)	USD	44	39,864
Description	Security Currency	Principal Amount (000)	Fair Value
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	550	$514,938
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	720	720,000
Verint Systems, Inc., 0.250%, 04/15/26 (±)	USD	424	403,224
Vertex, Inc., 0.750%, 05/01/29 (#), (±)	USD	73	87,098
Viavi Solutions, Inc., 1.625%, 03/15/26 (±)	USD	22	23,677
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	172	168,783
Western Digital Corp., 3.000%, 11/15/28 (±)	USD	61	78,598
Xometry, Inc., 1.000%, 02/01/27 (±)	USD	44	42,746
Ziff Davis, Inc., 1.750%, 11/01/26 (±)	USD	103	97,013
			21,924,355
Total Convertible Corporate Bonds (Cost $26,923,187)			24,514,360
Corporate Bonds | 0.1%
Colombia | 0.1%
ABRA Global Finance, 14.000%, 10/22/29 (#), (±) (Cost $62,722)	USD	65	61,748

Description		Shares	Fair Value
Preferred Stocks | 0.0%
United States | 0.0%
Microchip Technology, Inc. (±) (Cost $19,900)		398	$20,031

Description	Counterparty	Number of Contracts	Exercise Price	Notinoal Amount <	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Purchased Options | 0.0%
Call
Bitdeer Technologies Group, Expires 04/04/25	MSC	11	$11	$9,713	$110
Core Scientific, Inc., Expires 04/04/25	MSC	11	9	7,964	33
Semtech Corp., Expires 04/17/25	MSC	16	50	55,040	80
Xometry, Inc., Expires 04/17/25	MSC	11	30	27,412	55
Put
Inotiv, Inc., Expires 04/17/25	MSC	11	3	2,431	440
Total Purchased Options (Cost $3,314)					718

Description			Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | 41.7%
U.S. Treasury Bills:
0.000%, 04/03/25 (±)			USD	390	$389,908
0.000%, 04/10/25 (±)			USD	480	479,490
0.000%, 04/15/25 (±)			USD	4,105	4,098,227
0.000%, 05/06/25 (±)			USD	1,795	1,787,606
0.000%, 05/20/25 (±)			USD	4,515	4,489,005
0.000%, 06/05/25 (±)			USD	3,275	3,250,194
0.000%, 06/12/25 (±)			USD	3,300	3,272,346
0.000%, 06/26/25 (±)			USD	110	108,898
0.000%, 08/14/25 (±)			USD	710	698,964
U.S. Treasury Notes, 4.000%, 10/31/29 (±)			USD	1,118	1,120,489
Total U.S. Treasury Securities (Cost $19,683,209)					19,695,127
Description	Shares	Fair Value
Warrants | 0.0%
Singapore | 0.0%
Maxeon Solar Technologies Ltd., Expires 01/15/28 (*), (¢)	26,550	$0
United States | 0.0%
Danimer Scientific, Inc., Expires 07/15/25 (*), (±)	19,663	6
Total Warrants (Cost $2,353)		6
Short-Term Investments | 3.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $1,826,999)	1,826,999	1,826,999
Total Investments excluding Securities Sold Short | 98.4% (Cost $48,926,785)		$46,492,130
Securities Sold Short | (2.6)%
Common Stocks | (2.4)%
Australia | (0.1)%
Flight Centre Travel Group Ltd.	(7,328)	(63,618)
Canada | 0.0%
StorageVault Canada, Inc.	(3,932)	(10,683)
China | (0.4)%
Ping An Insurance Group Co. of China Ltd., Class H	(28,600)	(170,637)
Netherlands | (0.2)%
Pharming Group NV	(102,086)	(86,019)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
United States | (1.7)%
A10 Networks, Inc.	(5,452)	$(89,086)
Cinemark Holdings, Inc.	(16,072)	(400,032)
Cleanspark, Inc.	(4,543)	(30,529)
Core Scientific, Inc.	(3,750)	(27,150)
Evergy, Inc.	(86)	(5,930)
Ford Motor Co.	(1,983)	(19,889)
Hercules Capital, Inc.	(274)	(5,264)
Lantheus Holdings, Inc.	(130)	(12,688)
Liberty Media Corp.-Liberty Formula One, Class C	(8)	(720)
MARA Holdings, Inc.	(60)	(690)
Microchip Technology, Inc. (±)	(94)	(4,551)
Nutanix, Inc., Class A (±)	(319)	(22,269)
Pacira BioSciences, Inc.	(1,168)	(29,025)
Shift4 Payments, Inc., Class A	(1,126)	(92,005)
Summit Hotel Properties, Inc. (±)	(3,140)	(16,987)
Unity Software, Inc.	(806)	(15,790)
Western Digital Corp. (±)	(557)	(22,519)
		(795,124)
Total Common Stocks (Proceeds $1,204,618)		(1,126,081)
Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | (0.2)%
United States | (0.2)%
JetBlue Airways Corp., 0.500%, 04/01/26 (Proceeds $99,330)	USD	(116)	$(109,678)
Total Securities Sold Short (Proceeds $1,303,948)			(1,235,759)
Total Investments | 95.8% (Cost and short proceeds $47,622,837) (»)			$45,256,371
Cash and Other Assets in Excess of Liabilities | 4.2%			1,964,247
Net Assets | 100.0%			$47,220,618

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at March 31, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	502,396	AUD	800,000	SSB	06/26/25	$2,163	$—
USD	313,746	CAD	448,000	SSB	06/26/25	1,116	—
USD	630,868	EUR	580,000	SSB	06/26/25	710	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$3,989	$—

Total Return Swap Agreements open at March 31, 2025:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
Long Position Contract
USD	BNP	$333,785	11/17/25	Affirm Holdings, Inc., 0.000%, 11/15/26	4.33%	$—	$308
USD	BNP	2,682	11/17/25	Affirm Holdings, Inc., 0.750%, 12/15/29	4.33	—	30
USD	NIP	548,815	11/30/27	Akamai Technologies, Inc., 0.375%, 09/01/27	4.33	—	5,021
USD	NIP	227,055	11/30/27	Akamai Technologies, Inc., 1.125%, 02/15/29	4.33	—	247
USD	NIP	1,298,768	11/30/27	Alibaba Group Holding Ltd., 0.500%, 06/01/31	4.33	—	61,032
USD	NIP	122,770	11/30/27	Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	4.33	—	12,566
USD	BNP	770,297	11/17/25	ANI Pharmaceuticals, Inc., 2.250%, 09/01/29	4.33	64,289	—
USD	NIP	414,936	11/30/27	Applied Digital Corp., 2.750%, 06/01/30	4.33	—	126,001
USD	BNP	241,676	11/17/25	Applied Optoelectronics, Inc., 2.750%, 01/15/30	4.33	—	65,048

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$328,722	11/17/25	Astronics Corp., 5.500%, 03/15/30	4.33%	$63,292	$—
USD	BNP	60,462	11/17/25	B2Gold Corp., 2.750%, 02/01/30	4.33	4,215	—
USD	NIP	357,177	11/30/27	Bentley Systems, Inc., 0.375%, 07/01/27	4.33	—	2,421
USD	BNP	114,782	11/17/25	BigBear.ai Holdings, Inc., 6.000%, 12/15/29	4.33	—	50,092
USD	NIP	67,931	11/30/27	BigBear.ai Holdings, Inc., 6.000%, 12/15/29	4.33	2,420	—
USD	NIP	560,252	11/30/27	Bitdeer Technologies Group, 8.500%, 08/15/29	4.33	—	277,869
USD	NIP	333,365	11/30/27	Bitdeer Technologies Group, 5.250%, 12/01/29	4.33	—	81,122
USD	BNP	62,780	11/17/25	BlackLine, Inc., 1.000%, 06/01/29	4.33	478	—
USD	BNP	9,852	11/17/25	Blackstone Mortgage Trust, Inc., 5.500%, 03/15/27	4.33	—	154
USD	BNP	450,782	11/17/25	Bloom Energy Corp., 3.000%, 06/01/29	4.33	—	60,945
USD	BNP	780,796	11/17/25	Bloom Energy Corp., 3.000%, 06/01/28	4.33	—	100,846
USD	NIP	414,007	11/30/27	Box, Inc., 1.500%, 09/15/29	4.33	—	5,829
USD	NIP	358,330	11/30/27	Box, Inc., 0.000%, 01/15/26	4.33	—	21,861
USD	BNP	43,362	11/17/25	Capital Southwest Corp., 5.125%, 11/15/29	4.33	—	621
USD	NIP	616,735	11/30/27	Carnival Corp., 5.750%, 12/01/27	4.33	—	19,698
USD	BNP	32,349	11/17/25	Cheesecake Factory, Inc., 0.375%, 06/15/26	4.33	235	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$15,388	11/17/25	Chefs’ Warehouse, Inc., 2.375%, 12/15/28	4.33%	$—	$1,525
USD	NIP	796,407	11/30/27	Cloudflare, Inc., 0.000%, 08/15/26	4.33	—	45,009
USD	NIP	325,435	11/30/27	Coinbase Global, Inc., 0.500%, 06/01/26	4.33	—	4,844
USD	BNP	903,031	11/17/25	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	4.33	—	80,016
USD	BNP	485,367	11/17/25	Confluent, Inc., 0.000%, 01/15/27	4.33	6,502	—
USD	BNP	982,036	11/17/25	CONMED Corp., 2.250%, 06/15/27	4.33	1,473	—
USD	BNP	203,485	11/17/25	Core Scientific, Inc., 3.000%, 09/01/29	4.33	—	11,705
USD	BNP	66,732	11/17/25	CSG Systems International, Inc., 3.875%, 09/15/28	4.33	2,293	—
USD	BNP	72,171	11/17/25	Datadog, Inc., 0.125%, 06/15/25	4.33	—	436
USD	NIP	1,364,971	11/30/27	Datadog, Inc., 0.125%, 06/15/25	4.33	—	317,084
USD	BNP	1,257,517	11/17/25	Dayforce, Inc., 0.250%, 03/15/26	4.33	6	—
USD	BNP	22,524	11/17/25	Dexcom, Inc., 0.375%, 05/15/28	4.33	—	221
USD	BNP	987,121	11/17/25	DigitalOcean Holdings, Inc., 0.000%, 12/01/26	4.33	101,246	—
USD	BNP	19,085	11/17/25	DraftKings Holdings, Inc., 0.000%, 03/15/28	4.33	94	—
USD	BNP	168,692	11/17/25	Dropbox, Inc., 0.000%, 03/01/28	4.33	2,103	—
USD	BNP	379,068	11/17/25	Duke Energy Corp., 4.125%, 04/15/26	4.33	—	3,352
USD	BNP	515,301	11/17/25	Encore Capital Group, Inc., 3.250%, 10/01/25	4.33	—	89,527

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$801,981	11/17/25	Encore Capital Group, Inc., 4.000%, 03/15/29	4.33%	$—	$89,209
USD	BNP	30,738	11/17/25	Enovis Corp., 3.875%, 10/15/28	4.33	—	17
USD	BNP	362,261	11/17/25	Enphase Energy, Inc., 0.000%, 03/01/26	4.33	3,368	—
USD	BNP	18,209	11/17/25	Enphase Energy, Inc., 0.000%, 03/01/28	4.33	402	—
USD	BNP	39,106	11/17/25	Envista Holdings Corp., 1.750%, 08/15/28	4.33	—	289
USD	BNP	116,317	11/17/25	Etsy, Inc., 0.125%, 09/01/27	4.33	390	—
USD	NIP	195,633	11/30/27	Evergy, Inc., 4.500%, 12/15/27	4.33	887	—
USD	BNP	187,812	11/17/25	Evolent Health, Inc., 3.500%, 12/01/29	4.33	—	8,695
USD	NIP	582,007	11/30/27	Exact Sciences Corp., 0.375%, 03/01/28	4.33	—	6,749
USD	NIP	1,028,022	11/30/27	Exact Sciences Corp., 0.375%, 03/15/27	4.33	—	21,294
USD	BNP	692,847	11/17/25	Expedia Group, Inc., 0.000%, 02/15/26	4.33	—	12,172
USD	BNP	490,069	11/17/25	EZCORP, Inc., 3.750%, 12/15/29	4.33	62,267	—
USD	NIP	248,191	11/30/27	FARO Technologies, Inc., 5.500%, 02/01/28	4.33	—	15,025
USD	BNP	243,600	11/17/25	FirstEnergy Corp., 4.000%, 05/01/26	4.33	—	2,343
USD	BNP	19,482	11/17/25	Five9, Inc.	4.33	—	723
USD	NIP	721,402	11/30/27	Five9, Inc., 0.500%, 06/01/25	4.33	34,225	—
USD	BNP	1,054,646	11/17/25	Ford Motor Co., 0.000%, 03/15/26	4.33	7,208	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$183,036	11/17/25	Fortuna Mining Corp., 3.750%, 06/30/29	4.33%	$17,579	$—
USD	NIP	505,651	11/30/27	Freshpet, Inc., 3.000%, 04/01/28	4.33	—	19,551
USD	BNP	945,280	11/17/25	Greenbrier Cos., Inc., 2.875%, 04/15/28	4.33	—	24,579
USD	NIP	64,290	11/30/27	Groupon, Inc., 6.250%, 03/15/27	4.33	4,599	—
USD	BNP	1,054,904	11/17/25	Guardant Health, Inc., 0.000%, 11/15/27	4.33	10,340	—
USD	BNP	102,654	11/17/25	Guess?, Inc., 3.750%, 04/15/28	4.33	3,816	—
USD	NIP	17,980	11/30/27	Guidewire Software, Inc., 1.250%, 11/01/29	4.33	—	297
USD	NIP	181,690	11/30/27	H World Group Ltd., 3.000%, 05/01/26	4.33	—	5,783
USD	BNP	22,178	11/17/25	Halozyme Therapeutics, Inc., 0.250%, 03/01/27	4.33	1,116	—
USD	BNP	52,338	11/17/25	Halozyme Therapeutics, Inc., 1.000%, 08/15/28	4.33	8,941	—
USD	NIP	540,689	11/30/27	Health Catalyst, Inc.	4.33	29,613	—
USD	NIP	1,838,323	11/30/27	HubSpot, Inc., 0.375%, 06/01/25	4.33	—	5,747
USD	BNP	743,286	11/17/25	Innoviva, Inc., 2.125%, 03/15/28	4.33	—	14,465
USD	BNP	639,616	11/17/25	InterDigital, Inc., 3.500%, 06/01/27	4.33	24,298	—
USD	NIP	21,417	11/30/27	Ionis Pharmaceuticals, Inc., 1.750%, 06/15/28	4.33	—	110
USD	BNP	807,842	11/17/25	Jazz Investments I Ltd., 2.000%, 06/15/26	4.33	—	15,811

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$86,455	11/17/25	Jazz Investments I Ltd., 3.125%, 09/15/30	4.33%	$1,141	$—
USD	BNP	427,753	11/17/25	JD.com, Inc., 0.250%, 06/01/29	4.33	—	13,549
USD	BNP	65,568	11/17/25	JetBlue Airways Corp., 2.500%, 09/01/29	4.33	—	20,551
USD	BNP	676,998	11/17/25	Lantheus Holdings, Inc., 2.625%, 12/15/27	4.33	20,036	—
USD	BNP	108,033	11/17/25	Liberty Media Corp., 2.375%, 09/30/53	4.33	181	—
USD	BNP	157,876	11/17/25	Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	4.33	3,744	—
USD	BNP	89,951	11/17/25	LivaNova PLC	4.33	—	395
USD	BNP	152,034	11/17/25	Lumentum Holdings, Inc., 0.500%, 06/01/28	4.33	571	—
USD	BNP	1,046,708	11/17/25	Lumentum Holdings, Inc., 0.500%, 12/15/26	4.33	—	53,205
USD	BNP	116,124	11/17/25	Lumentum Holdings, Inc., 1.500%, 12/15/29	4.33	—	11,475
USD	BNP	24,892	11/17/25	Lyft, Inc.	4.33	—	1,718
USD	NIP	117,463	11/30/27	MACOM Technology Solutions Holdings, Inc., 0.000%, 12/15/29	4.33	—	5,827
USD	NIP	20,698	11/30/27	MACOM Technology Solutions Holdings, Inc., 0.250%, 03/15/26	4.33	—	357
USD	NIP	39,420	11/30/27	MARA Holdings, Inc., 0.000%, 03/01/30	4.33	—	11,123
USD	BNP	231,865	11/17/25	Marriott Vacations Worldwide Corp., 3.250%, 12/01/27	4.33	—	4,694

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$1,293,583	11/17/25	Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	4.33%	$1,796	$—
USD	BNP	1,131,319	11/17/25	Match Group Financeco 2, Inc., 0.875%, 06/15/26	4.33	17,647	—
USD	BNP	87,675	11/17/25	Match Group Financeco 3, Inc., 2.000%, 01/15/30	4.33	—	510
USD	BNP	28,516	11/17/25	Merit Medical Systems, Inc., 3.000%, 02/01/29	4.33	1,337	—
USD	NIP	65,759	11/30/27	Meritage Homes Corp., 1.750%, 05/15/28	4.33	—	3,326
USD	NIP	409,308	11/30/27	Microchip Technology, Inc., 0.750%, 06/01/30	4.33	—	600
USD	NIP	25,952	11/30/27	MicroStrategy, Inc., 2.250%, 06/15/32	4.33	—	6,817
USD	NIP	22,754	11/30/27	MicroStrategy, Inc., 0.625%, 03/01/30	4.33	13,770	—
USD	NIP	704,257	11/30/27	Middleby Corp., 1.000%, 09/01/25	4.33	—	18,048
USD	BNP	86,856	11/17/25	Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29	4.33	3,870	—
USD	BNP	542,559	11/17/25	Mitek Systems, Inc., 0.750%, 02/01/26	4.33	10,919	—
USD	BNP	22,826	11/17/25	MKS Instruments, Inc., 1.250%, 06/01/30	4.33	—	2,178
USD	BNP	282,045	11/17/25	NCL Corp. Ltd., 2.500%, 02/15/27	4.33	—	15,961
USD	BNP	329,241	11/17/25	NCL Corp. Ltd., 1.125%, 02/15/27	4.33	—	10,312
USD	BNP	538,794	11/17/25	NeoGenomics, Inc., 1.250%, 05/01/25	4.33	—	2,409
USD	BNP	205,675	11/17/25	Nutanix, Inc., 0.500%, 12/15/29	4.33	480	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$180,656	11/17/25	Nutanix, Inc., 0.250%, 10/01/27	4.33%	$—	$5,999
USD	BNP	162,015	11/17/25	ON Semiconductor Corp., 0.500%, 03/01/29	4.33	—	2,385
USD	BNP	681,279	11/17/25	ON Semiconductor Corp., 0.000%, 05/01/27	4.33	—	21,783
USD	BNP	70,806	11/17/25	Ormat Technologies, Inc., 2.500%, 07/15/27	4.33	—	767
USD	BNP	235,164	11/17/25	OSI Systems, Inc., 2.250%, 08/01/29	4.33	7,962	—
USD	BNP	206,836	11/17/25	Pacira BioSciences, Inc., 2.125%, 05/15/29	4.33	—	459
USD	BNP	484,124	11/17/25	Pacira BioSciences, Inc., 0.750%, 08/01/25	4.33	966	—
USD	BNP	155,766	11/17/25	Pagaya Technologies Ltd., 6.125%, 10/01/29	4.33	—	16,717
USD	BNP	57,131	11/17/25	PagerDuty, Inc., 1.500%, 10/15/28	4.33	444	—
USD	NIP	86,961	11/30/27	PAR Technology Corp., 1.500%, 10/15/27	4.33	—	3,686
USD	NIP	76,926	11/30/27	PAR Technology Corp., 2.875%, 04/15/26	4.33	—	16,260
USD	BNP	833,940	11/17/25	Parsons Corp., 0.250%, 08/15/25	4.33	—	319,412
USD	BNP	198,306	11/17/25	Parsons Corp., 2.625%, 03/01/29	4.33	—	427
USD	NIP	276,272	11/30/27	PDD Holdings, Inc., 0.000%, 12/01/25	4.33	—	1,527

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$718,040	11/17/25	Pebblebrook Hotel Trust, 1.750%, 12/15/26	4.33%	$—	$8,063
USD	BNP	613,785	11/17/25	Penguin Solutions, Inc., 2.000%, 02/01/29	4.33	—	47,213
USD	BNP	579,837	11/17/25	Penguin Solutions, Inc., 2.000%, 08/15/30	4.33	—	46,593
USD	NIP	168,086	11/30/27	Penn Entertainment, Inc., 2.750%, 05/15/26	4.33	—	12,640
USD	NIP	125,737	11/30/27	Pinnacle West Capital Corp., 4.750%, 06/15/27	4.33	12	—
USD	NIP	127,324	11/30/27	PPL Capital Funding, Inc., 2.875%, 03/15/28	4.33	2,558	—
USD	BNP	141,634	11/17/25	Progress Software Corp., 1.000%, 04/15/26	4.33	—	4,748
USD	BNP	431,117	11/17/25	Progress Software Corp., 3.500%, 03/01/30	4.33	—	11,175
USD	BNP	423,633	11/17/25	PROS Holdings, Inc., 2.250%, 09/15/27	4.33	—	16,332
USD	BNP	141,900	11/17/25	PTC Therapeutics, Inc., 1.500%, 09/15/26	4.33	—	9,760
USD	BNP	360,245	11/17/25	Q2 Holdings, Inc., 0.125%, 11/15/25	4.33	15,323	—
USD	BNP	960,191	11/17/25	Q2 Holdings, Inc., 0.750%, 06/01/26	4.33	—	130,780
USD	BNP	6,964	11/17/25	Redfin Corp., 0.500%, 04/01/27	4.33	935	—
USD	BNP	64,358	11/17/25	Repay Holdings Corp., 2.875%, 07/15/29	4.33	—	7,907
USD	NIP	181,120	11/30/27	Repligen Corp., 1.000%, 12/15/28	4.33	—	11,650

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$11,238	11/30/27	Rexford Industrial Realty LP, 4.375%, 03/15/27	4.33%	$—	$287
USD	BNP	1,417,756	11/17/25	Sea Ltd., 2.375%, 12/01/25	4.33	295,431	—
USD	BNP	34,137	11/17/25	Semler Scientific, Inc., 4.250%, 08/01/30	4.33	—	8,244
USD	NIP	628,000	11/30/27	Semtech Corp., 1.625%, 11/01/27	4.33	—	23,631
USD	BNP	236,634	11/17/25	Shift4 Payments, Inc., 0.500%, 08/01/27	4.33	—	4,527
USD	BNP	1,675,722	11/17/25	Shift4 Payments, Inc., 0.000%, 12/15/25	4.33	—	212,685
USD	BNP	1,094,128	11/17/25	Shopify, Inc., 0.125%, 11/01/25	4.33	—	41,921
USD	BNP	130,711	11/17/25	Silvercorp Metals, Inc., 4.750%, 12/15/29	4.33	19,775	—
USD	NIP	291,191	11/30/27	Sirius XM Holdings, Inc., 3.750%, 03/15/28	4.33	—	15,889
USD	BNP	1,234,040	11/17/25	Snowflake, Inc., 0.000%, 10/01/27	4.33	—	85,252
USD	BNP	563,798	11/17/25	Snowflake, Inc., 0.000%, 10/01/29	4.33	—	38,887
USD	BNP	61,048	11/17/25	SoFi Technologies, Inc., 0.000%, 10/15/26	4.33	—	6,282
USD	BNP	1,387,402	11/17/25	SoFi Technologies, Inc., 1.250%, 03/15/29	4.33	—	277,790
USD	BNP	21,312	11/17/25	SSR Mining, Inc., 2.500%, 04/01/39	4.33	889	—
USD	BNP	43,829	11/17/25	Summit Hotel Properties, Inc., 1.500%, 02/15/26	4.33	—	868
USD	BNP	127,442	11/17/25	Super Micro Computer, Inc., 2.250%, 07/15/28	4.33	—	12,203

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$138,144	11/17/25	Tandem Diabetes Care, Inc.	4.33%	$—	$34,119
USD	BNP	261,943	11/17/25	TransMedics Group, Inc., 1.500%, 06/01/28	4.33	—	1,323
USD	BNP	638,062	11/17/25	Transocean, Inc., 4.625%, 09/30/29	4.33	—	90,036
USD	NIP	6,719	11/30/27	Travere Therapeutics, Inc., 2.250%, 03/01/29	4.33	4,244	—
USD	BNP	670,936	11/17/25	Trip.com Group Ltd., 0.750%, 06/15/29	4.33	—	25,338
USD	NIP	114,683	11/30/27	Tyler Technologies, Inc., 0.250%, 03/15/26	4.33	2,641	—
USD	BNP	284,806	11/17/25	Uber Technologies, Inc., 0.875%, 12/01/28	4.33	—	3,288
USD	BNP	1,005,460	11/17/25	Uber Technologies, Inc., 0.000%, 12/15/25	4.33	—	21,980
USD	NIP	298,699	11/30/27	UGI Corp., 5.000%, 06/01/28	4.33	297	—
USD	BNP	150,850	11/17/25	Upstart Holdings, Inc., 1.000%, 11/15/30	4.33	—	45,017
USD	BNP	1,578,626	11/17/25	Upstart Holdings, Inc., 2.000%, 10/01/29	4.33	—	496,651
USD	BNP	30,907	11/17/25	Upstart Holdings, Inc., 0.250%, 08/01/26	4.33	—	143
USD	NIP	53,800	11/30/27	Varonis Systems, Inc., 1.000%, 09/15/29	4.33	—	428
USD	NIP	149,120	11/30/27	Varonis Systems, Inc., 1.250%, 08/15/25	4.33	—	63
USD	BNP	265,429	11/17/25	Veeco Instruments, Inc., 3.750%, 06/01/27	4.33	—	71,762

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$566,814	11/30/27	Veeco Instruments, Inc., 2.875%, 06/01/29	4.33%	$—	$84,764
USD	BNP	15,107	11/17/25	Verint Systems, Inc., 0.250%, 04/15/26	4.33	44	—
USD	NIP	110,213	11/30/27	Vertex, Inc., 0.750%, 05/01/29	4.33	1,805	—
USD	BNP	603,922	11/17/25	Vishay Intertechnology, Inc., 2.250%, 09/15/30	4.33	—	19,619
USD	BNP	232,606	11/17/25	Western Digital Corp., 3.000%, 11/15/28	4.33	—	9,897
USD	NIP	541,652	11/30/27	Western Digital Corp., 3.000%, 11/15/28	4.33	—	27,647
USD	BNP	20,170	11/17/25	Winnebago Industries, Inc., 3.250%, 01/01/30	4.33	—	908
USD	BNP	941,981	11/17/25	WisdomTree, Inc., 3.250%, 08/15/29	4.33	—	100,866
USD	NIP	56,832	11/30/27	Workiva, Inc., 1.250%, 08/15/28	4.33	—	4,819
USD	NIP	67,729	11/30/27	World Kinect Corp., 3.250%, 07/01/28	4.33	—	3,172
USD	BNP	614,126	11/17/25	Xometry, Inc., 1.000%, 02/01/27	4.33	—	6,609
USD	BNP	52,588	11/17/25	Ziff Davis, Inc., 3.625%, 03/01/28	4.33	—	298
USD	NIP	427,324	11/30/27	Zscaler, Inc., 0.125%, 07/01/25	4.33	2,747	—
Short Position Contract
USD	BNP	19,826	11/17/25	A10 Networks, Inc.	4.33	1,343	—
USD	BNP	8,357	11/17/25	Affirm Holdings, Inc.	4.33	819	—
USD	NIP	253,416	11/30/27	Akamai Technologies, Inc.	4.33	4,794	—
USD	NIP	971,585	11/30/27	Alibaba Group Holding Ltd.	4.33	42,186	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$39,496	11/17/25	Alkami Technology, Inc.	4.33%	$—	$3,032
USD	NIP	336,693	11/30/27	Alphatec Holdings, Inc.	4.33	38,496	—
USD	NIP	28,376	11/30/27	Amphastar Pharmaceuticals, Inc.	4.33	5,143	—
USD	BNP	435,384	11/17/25	ANI Pharmaceuticals, Inc.	4.33	—	66,259
USD	NIP	278,870	11/30/27	Applied Digital Corp.	4.33	120,033	—
USD	BNP	106,783	11/17/25	Applied Optoelectronics, Inc.	4.33	51,942	—
USD	NIP	3,680	11/30/27	Applied Optoelectronics, Inc.	4.33	1,353	—
USD	BNP	191,772	11/17/25	Astronics Corp.	4.33	—	57,836
USD	NIP	2,928	11/30/27	Astronics Corp.	4.33	—	930
USD	BNP	33,315	11/17/25	B2Gold Corp.	4.33	—	3,039
USD	NIP	26,803	11/30/27	Bentley Systems, Inc.	4.33	3,473	—
USD	BNP	92,174	11/17/25	BigBear.ai Holdings, Inc.	4.33	13,398	—
USD	BOA	23,305	03/10/26	BigBear.ai Holdings, Inc.	4.33	2,103	—
USD	NIP	51,978	11/30/27	BigBear.ai Holdings, Inc.	4.33	8,652	—
USD	BNP	10,585	11/17/25	BioMarin Pharmaceutical, Inc.	4.33	139	—
USD	NIP	741,856	11/30/27	Bitdeer Technologies Group	4.33	380,940	—
USD	BNP	26,384	11/17/25	BlackLine, Inc.	4.33	—	361
USD	BNP	472	11/17/25	Blackstone Mortgage Trust, Inc.	4.33	—	18
USD	BNP	845,633	11/17/25	Bloom Energy Corp.	4.33	166,920	—
USD	BNP	12,382	11/17/25	Box, Inc.	4.33	258	—
USD	NIP	381,469	11/30/27	Box, Inc.	4.33	26,157	—
USD	BNP	21,798	11/17/25	Capital Southwest Corp.	4.33	216	—
USD	NIP	453,043	11/30/27	Carnival Corp.	4.33	11,985	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$198,465	11/17/25	Cheesecake Factory, Inc.	4.33%	$16,246	$—
USD	NIP	11,965	11/30/27	Cheesecake Factory, Inc.	4.33	1,738	—
USD	BNP	11,603	11/17/25	Chefs’ Warehouse, Inc.	4.33	1,457	—
USD	NIP	2,085	11/30/27	Cinemark Holdings, Inc.	4.33	48	—
USD	NIP	1,690	11/30/27	Cleanspark, Inc.	4.33	394	—
USD	BNP	347	11/17/25	Cloudflare, Inc.	4.33	123	—
USD	NIP	204,465	11/30/27	Cloudflare, Inc.	4.33	48,872	—
USD	NIP	69,471	11/30/27	Coinbase Global, Inc.	4.33	6,733	—
USD	BNP	486,373	11/17/25	Collegium Pharmaceutical, Inc.	4.33	53,715	—
USD	BNP	24,313	11/17/25	Confluent, Inc.	4.33	6,612	—
USD	BNP	79,107	11/17/25	CONMED Corp.	4.33	6,889	—
USD	BNP	93,898	11/17/25	Core Scientific, Inc.	4.33	9,454	—
USD	BNP	27,545	11/17/25	CSG Systems International, Inc.	4.33	—	2,262
USD	BNP	49,439	11/17/25	Datadog, Inc.	4.33	—	166
USD	NIP	1,147,393	11/30/27	Datadog, Inc.	4.33	286,243	—
USD	BNP	4,077	11/17/25	Dexcom, Inc.	4.33	881	—
USD	BNP	3,355	11/17/25	DraftKings, Inc.	4.33	907	—
USD	BNP	137,253	11/17/25	Dropbox, Inc.	4.33	5,609	—
USD	BNP	197,407	11/17/25	Duke Energy Corp.	4.33	—	2,737
USD	NIP	63,225	11/30/27	Dynavax Technologies Corp.	4.33	1,013	—
USD	BNP	401,744	11/17/25	Encore Capital Group, Inc.	4.33	100,995	—
USD	BNP	10,361	11/17/25	Enovis Corp.	4.33	—	436
USD	BNP	942	11/17/25	Enphase Energy, Inc.	4.33	77	—
USD	BNP	6,318	11/17/25	Envista Holdings Corp.	4.33	142	—
USD	NIP	121,022	11/30/27	Evergy, Inc.	4.33	—	2,866
USD	BNP	22,488	11/17/25	Evolent Health, Inc.	4.33	2,144	—
USD	NIP	217,302	11/30/27	Exact Sciences Corp.	4.33	31,199	—
USD	BNP	97,155	11/17/25	Expedia Group, Inc.	4.33	6,266	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$10,980	11/30/27	Expedia Group, Inc.	4.33%	$—	$98
USD	BNP	371,447	11/17/25	EZCORP, Inc.	4.33	—	69,592
USD	NIP	96,273	11/30/27	FARO Technologies, Inc.	4.33	11,185	—
USD	BNP	57,989	11/17/25	FirstEnergy Corp.	4.33	—	1,770
USD	BNP	3,951	11/17/25	Five9, Inc.	4.33	1,141	—
USD	BNP	308	11/17/25	Fluor Corp.	4.33	66	—
USD	BNP	186,144	11/17/25	Ford Motor Co.	4.33	—	5,404
USD	BNP	96,720	11/17/25	Fortuna Mining Corp.	4.33	—	21,348
USD	NIP	1,884	11/30/27	Fortuna Mining Corp.	4.33	—	312
USD	NIP	341,098	11/30/27	Freshpet, Inc.	4.33	15,154	—
USD	BNP	331,806	11/17/25	GameStop Corp.	4.33	—	6,112
USD	BNP	582,285	11/17/25	Greenbrier Cos., Inc.	4.33	75,478	—
USD	NIP	18,266	11/30/27	Groupon, Inc.	4.33	—	7,731
USD	BNP	125,305	11/17/25	Guardant Health, Inc.	4.33	4,853	—
USD	NIP	8,526	11/30/27	Guidewire Software, Inc.	4.33	116	—
USD	NIP	88,027	11/30/27	H World Group Ltd.	4.33	346	—
USD	BNP	48,402	11/17/25	Halozyme Therapeutics, Inc.	4.33	—	3,841
USD	NIP	1,830,077	11/30/27	HubSpot, Inc.	4.33	—	9,027
USD	BNP	13,511	11/17/25	Immunocore Holdings PLC	4.33	90	—
USD	BNP	209,856	11/17/25	Innoviva, Inc.	4.33	6,343	—
USD	BNP	31,460	11/17/25	Inotiv, Inc.	4.33	12,089	—
USD	BNP	11,709	11/17/25	Insulet Corp.	4.33	—	352
USD	NIP	469,365	11/30/27	Insulet Corp.	4.33	9,178	—
USD	BOA	123,728	04/17/25	Integer Holdings Corp.	4.33	590	—
USD	BNP	635,880	11/17/25	InterDigital, Inc.	4.33	—	23,416
USD	NIP	5,926	11/30/27	Ionis Pharmaceuticals, Inc.	4.33	424	—
USD	HSB	1,058,926	11/03/26	iShares iBoxx $ High Yield Corporate Bond ETF	4.33	5,508	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$329,486	11/17/25	Jazz Pharmaceuticals PLC	4.33%	$32,797	$—
USD	BNP	46,692	11/17/25	JBT Marel Corp.	4.33	—	266
USD	BNP	227,792	11/17/25	JD.com, Inc.	4.33	10,273	—
USD	BNP	44,563	11/17/25	JetBlue Airways Corp.	4.33	17,376	—
USD	BNP	456,444	11/17/25	Lantheus Holdings, Inc.	4.33	—	15,175
USD	NIP	294,052	11/30/27	LCI Industries	4.33	27,970	—
USD	BNP	98,894	11/17/25	Liberty Media Corp.-Liberty Formula One	4.33	—	4,097
USD	BNP	26,682	11/17/25	LivaNova PLC	4.33	—	3
USD	BNP	80,368	11/17/25	Live Nation Entertainment, Inc.	4.33	—	162
USD	BNP	435,686	11/17/25	Lumentum Holdings, Inc.	4.33	47,089	—
USD	NIP	29,607	11/30/27	Lumentum Holdings, Inc.	4.33	2,473	—
USD	BNP	10,318	11/17/25	Lyft, Inc.	4.33	1,892	—
USD	BNP	5,425	11/17/25	MACOM Technology Solutions Holdings, Inc.	4.33	1,631	—
USD	NIP	58,994	11/30/27	MACOM Technology Solutions Holdings, Inc.	4.33	3,661	—
USD	BNP	32,587	11/17/25	MARA Holdings, Inc.	4.33	12,702	—
USD	NIP	17,628	11/30/27	MARA Holdings, Inc.	4.33	7,576	—
USD	BNP	10,338	11/17/25	Marriott Vacations Worldwide Corp.	4.33	2,081	—
USD	BNP	12,373	11/17/25	Match Group, Inc.	4.33	549	—
USD	BNP	21,620	11/17/25	Merit Medical Systems, Inc.	4.33	—	1,348
USD	NIP	17,307	11/30/27	Meritage Homes Corp.	4.33	2,122	—
USD	BNP	6,880	11/17/25	Microchip Technology, Inc.	4.33	495	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$48,215	11/30/27	Microchip Technology, Inc.	4.33%	$8,044	$—
USD	BNP	411,472	11/17/25	MicroStrategy, Inc.	4.33	72,221	—
USD	NIP	20,917	11/30/27	MicroStrategy, Inc.	4.33	3,979	—
USD	NIP	621,742	11/30/27	Middleby Corp.	4.33	15,717	—
USD	BNP	65,594	11/17/25	Mirum Pharmaceuticals, Inc.	4.33	—	3,545
USD	BNP	17,237	11/17/25	Mitek Systems, Inc.	4.33	3,672	—
USD	BNP	8,523	11/17/25	MKS Instruments, Inc.	4.33	1,736	—
USD	BNP	134,095	11/17/25	Norwegian Cruise Line Holdings Ltd.	4.33	15,234	—
USD	BNP	236,293	11/17/25	Nutanix, Inc.	4.33	2,749	—
USD	BNP	357,639	11/17/25	ON Semiconductor Corp.	4.33	26,886	—
USD	NIP	3,440	11/30/27	ON Semiconductor Corp.	4.33	439	—
USD	BNP	209,585	11/17/25	OPKO Health, Inc.	4.33	—	5,689
USD	BNP	25,016	11/17/25	Ormat Technologies, Inc.	4.33	227	—
USD	BNP	151,460	11/17/25	OSI Systems, Inc.	4.33	—	3,047
USD	BNP	88,180	11/17/25	Pacira BioSciences, Inc.	4.33	1,592	—
USD	BNP	122,843	11/17/25	Pagaya Technologies Ltd.	4.33	46,159	—
USD	BNP	21,525	11/17/25	PagerDuty, Inc.	4.33	—	5
USD	BNP	19,606	11/17/25	PAR Technology Corp.	4.33	2,618	—
USD	NIP	103,510	11/30/27	PAR Technology Corp.	4.33	13,609	—
USD	BNP	833,262	11/17/25	Parsons Corp.	4.33	274,029	—
USD	BNP	6,925	11/17/25	PDD Holdings, Inc.	4.33	323	—
USD	NIP	33,914	11/30/27	PDD Holdings, Inc.	4.33	1,780	—
USD	BNP	642,766	11/17/25	Penguin Solutions, Inc.	4.33	80,715	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$53,206	11/30/27	Penn Entertainment, Inc.	4.33%	$11,700	$—
USD	BNP	1,236	03/26/26	Ping An Insurance Group Co. of China Ltd.	4.33	47	—
USD	NIP	64,943	11/30/27	Pinnacle West Capital Corp.	4.33	—	1,346
USD	BNP	36,115	11/17/25	Porch Group, Inc.	4.33	—	4,638
USD	NIP	572	11/30/27	Porch Group, Inc.	4.33	—	374
USD	NIP	81,463	11/30/27	PPL Corp.	4.33	—	2,817
USD	BNP	260,126	11/17/25	Progress Software Corp.	4.33	16,096	—
USD	BNP	91,735	11/17/25	PROS Holdings, Inc.	4.33	17,440	—
USD	BNP	72,958	11/17/25	PTC Therapeutics, Inc.	4.33	6,960	—
USD	BNP	496,566	11/17/25	Q2 Holdings, Inc.	4.33	92,537	—
USD	BNP	110,992	11/17/25	Qifu Technology, Inc.	4.33	82	—
USD	BNP	14,226	11/17/25	RealReal, Inc.	4.33	4,998	—
USD	BNP	18,217	11/17/25	Repay Holdings Corp.	4.33	5,589	—
USD	BNP	147	11/17/25	Repligen Corp.	4.33	21	—
USD	NIP	79,005	11/30/27	Repligen Corp.	4.33	13,863	—
USD	NIP	2,216	11/30/27	Rexford Industrial Realty, Inc.	4.33	85	—
CAD	BNP	23,857	03/06/26	Rogers Sugar, Inc.	2.77	79	—
USD	BNP	1,422,258	11/17/25	Sea Ltd.	4.33	—	104,784
USD	BNP	18,037	11/17/25	Semler Scientific, Inc.	4.33	6,076	—
USD	NIP	288	11/30/27	Semler Scientific, Inc.	4.33	—	1
USD	NIP	453,553	11/30/27	Semtech Corp.	4.33	37,536	—
USD	BNP	1,216,005	11/17/25	Shift4 Payments, Inc.	4.33	231,147	—
USD	BNP	161,473	11/17/25	Shopify, Inc.	4.33	8,409	—
USD	NIP	57,299	11/30/27	Shopify, Inc.	4.33	10,467	—
USD	BNP	68,561	11/17/25	Silvercorp Metals, Inc.	4.33	—	13,403
USD	BNP	8,728	11/17/25	Sirius XM Holdings, Inc.	4.33	948	—
USD	NIP	97,775	11/30/27	Sirius XM Holdings, Inc.	4.33	10,751	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$1,110,368	11/17/25	Snowflake, Inc.	4.33%	$148,145	$—
USD	NIP	12,047	11/30/27	Snowflake, Inc.	4.33	2,442	—
USD	BNP	1,051,193	11/17/25	SoFi Technologies, Inc.	4.33	239,158	—
USD	BNP	3,700	11/17/25	SSR Mining, Inc.	4.33	—	382
CAD	BNP	1,803	03/06/26	StorageVault Canada, Inc.	2.77	50	—
USD	BNP	231	11/17/25	Summit Hotel Properties, Inc.	4.33	15	—
USD	NIP	2,311	11/30/27	Summit Hotel Properties, Inc.	4.33	402	—
USD	BNP	70,624	11/17/25	Super Micro Computer, Inc.	4.33	16,435	—
USD	BNP	62,097	11/17/25	Tandem Diabetes Care, Inc.	4.33	23,624	—
USD	NIP	12,879	11/30/27	Terawulf, Inc.	4.33	7,900	—
USD	BNP	118,474	11/17/25	TransMedics Group, Inc.	4.33	—	64
USD	BNP	421,503	11/17/25	Transocean Ltd.	4.33	83,899	—
USD	BNP	3,491	11/17/25	Travere Therapeutics, Inc.	4.33	852	—
USD	NIP	3,161	11/30/27	Travere Therapeutics, Inc.	4.33	—	3,173
USD	BNP	385,993	11/17/25	Trip.com Group Ltd.	4.33	16,938	—
USD	NIP	89,403	11/30/27	Tyler Technologies, Inc.	4.33	—	2,371
USD	BNP	431,444	11/17/25	U.S. Treasury Bills, 0.000%, 02/19/26	4.33	36	—
USD	BNP	597,433	11/17/25	Uber Technologies, Inc.	4.33	14,883	—
USD	NIP	211,217	11/30/27	UGI Corp.	4.33	—	1,561
USD	BNP	479	11/17/25	Unity Software, Inc.	4.33	49	—
USD	BNP	3,895,488	11/17/25	Upstart Holdings, Inc.	4.33	470,390	—
USD	NIP	158,113	11/30/27	Varonis Systems, Inc.	4.33	429	—
USD	BNP	237,359	11/17/25	Veeco Instruments, Inc.	4.33	66,288	—
USD	NIP	261,916	11/30/27	Veeco Instruments, Inc.	4.33	66,449	—

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity >	Reference Rate at 3/31/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$118,033	11/30/27	Vertex, Inc.	4.33%	$—	$2,873
USD	BNP	9,840	11/17/25	Viavi Solutions, Inc.	4.33	786	—
USD	BNP	186,681	11/17/25	Vishay Intertechnology, Inc.	4.33	17,732	—
USD	BNP	152,506	11/17/25	Western Digital Corp.	4.33	9,717	—
USD	NIP	356,638	11/30/27	Western Digital Corp.	4.33	26,300	—
USD	BNP	1,476	11/17/25	Winnebago Industries, Inc.	4.33	274	—
USD	NIP	2,314	11/30/27	Winnebago Industries, Inc.	4.33	46	—
USD	BNP	472,711	11/17/25	WisdomTree, Inc.	4.33	76,105	—
USD	BNP	89	11/17/25	Workiva, Inc.	4.33	14	—
USD	NIP	18,713	11/30/27	Workiva, Inc.	4.33	4,202	—
USD	NIP	42,321	11/30/27	World Kinect Corp.	4.33	2,890	—
USD	BNP	131,439	11/17/25	Xometry, Inc.	4.33	27,472	—
USD	NIP	8,209	11/30/27	Xometry, Inc.	4.33	2,480	—
USD	BNP	4,301	11/17/25	Ziff Davis, Inc.	4.33	92	—
USD	NIP	406,641	11/30/27	Zscaler, Inc.	4.33	—	5,265
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$5,043,669	$4,810,174

>	For long position contracts, the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. The financing charge rate for long positions is the Overnight Bank Funding Rate (OBFR) plus a spread of up to 65 basis points. For short position contracts, the Portfolio pays appreciation and dividends/interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate. Generally, the financing charge rate for short positions is the OBFR minus a spread of up to 70 basis points, with one specific position having a rate of OBFR minus a spread of 188 basis points.

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 86.1%
Commodity | 2.5%
U.S. Copper Index Fund	23,775	$751,290
Equity Funds | 66.6%
Invesco QQQ Trust, Series 1	3,140	1,472,409
iShares Expanded Tech-Software Sector ETF	9,832	874,950
iShares MSCI Japan ETF	23,888	1,637,761
iShares Russell 2000 ETF	8,919	1,779,251
SPDR EURO STOXX 50 ETF	15,260	830,297
Vanguard Financials ETF	7,532	899,848
Vanguard S&P 500 ETF	8,755	4,499,282
Vanguard S&P 500 Growth ETF	12,886	4,310,109
Vanguard S&P 500 Value ETF	17,357	3,196,986
		19,500,893
Fixed Income | 17.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,572	1,040,380
Vanguard Long-Term Treasury ETF	68,264	3,932,689
		4,973,069
Total Exchange-Traded Funds (Cost $21,072,782)		25,225,252

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 8.4%
Fixed Income Clearing Corp., 4.37%, 04/01/25 (Dated 03/31/25, collateralized by $2,555,000 United States Treasury Bond, 4.375%, 08/15/43, with a fair value of $2,488,885) Proceeds of $2,440,296 (Cost $2,440,000)	$2,440	$2,440,000
Description	Shares	Fair Value
Short-Term Investments | 0.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (Cost $154,481)	154,481	$154,481
Total Investments | 95.0% (Cost $23,667,263) (»)		$27,819,733
Cash and Other Assets in Excess of Liabilites | 5.0%		1,462,933
Net Assets | 100.0%		$29,282,666

Lazard Opportunistic Strategies Portfolio (continued)

Forward Currency Contracts open at March 31, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,480,392	CNY	10,837,436	SSB	04/23/25	$—	$16,071

Total Return Swap Agreements open at March 31, 2025 :

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation		Unrealized Depreciation
USD	GSC	$577,735	12/09/25	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+ 0.92bps	Upon Maturity(a)	$332,613		$—
USD	GSC	1,888,455	02/26/26	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation,and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+ 0.60bps	Upon Maturity(a)	—		161,745
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements								$332,613	*	$161,745	*

(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $26,170.

Lazard Opportunistic Strategies Portfolio (concluded)

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of 31 March, 2025:

Securities within GSCBLZEU (SOFR+0.92bps)	Shares	Fair Value
BAE Systems PLC	10,429	$210,158
Exosens SAS	175	6,402
Hensoldt AG	399	26,641
Kongsberg Gruppen ASA	608	88,709
Leonardo SpA	1,997	96,804
Renk Group AG	345	16,537
Rheinmetall AG	151	215,361
Saab Ab, Class B	1,844	$72,215
Thales SA	711	188,818
Total Fair Value		$921,645

Securities within GSCBLZGB (SOFR+0.60bps)	Shares	Fair Value
Amazon.Com Inc.	404	76,865
ASE Technology Holding Co. Ltd.	17,609	75,840
Bank Of America Corp.	2,050	85,546
Digitalocean Holdings Inc.	2,456	82,006
Ferrovial SE	2,184	97,249
Intuitive Surgical Inc.	156	77,262
Lantheus Holdings Inc.	974	95,062
London Stock Exchange Group	646	95,630
Lotes Co Ltd.	1,658	68,662
Mizuho Financial Group Inc.	3,748	101,228
National Grid PLC	7,983	104,152
Onto Innovation Inc.	438	53,147
Partners Group Holding AG	62	87,320
QBE Insurance Group Ltd.	7,456	102,030
RELX PLC	1,931	96,607
Rio Tinto Ltd.	1,285	92,731
Schrodinger Inc.	3,897	76,927
Sumitomo Mitsui Financial Group, Inc.	3,938	99,638
Taiwan Semiconductor Manufacturing Co. Ltd.	2,746	75,261
Unilever PLC	1,690	100,639
Total Fair Value		$1,743,802

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 69.9%
Australia | 1.5%
Aurizon Holdings Ltd.	7,722	$15,010
Goodman Group REIT	1,671	30,052
Transurban Group	3,179	26,714
		71,776
Brazil | 0.7%
Allos SA	2,100	7,040
Energisa SA	2,100	14,720
Multiplan Empreendimentos Imobiliarios SA	2,900	11,485
		33,245
Canada | 5.5%
Agnico Eagle Mines Ltd.	254	27,536
Atco Ltd., Class I	827	28,803
Barrick Gold Corp.	854	16,602
Boardwalk Real Estate Investment Trust REIT	278	12,963
Cameco Corp.	335	13,791
Canadian National Railway Co.	191	18,587
Centerra Gold, Inc.	2,173	13,786
Enbridge, Inc.	462	20,447
First Capital Real Estate Investment Trust REIT	1,520	17,418
Granite Real Estate Investment Trust REIT	507	23,623
Hydro One Ltd. (#)	1,235	41,528
Keyera Corp.	356	11,066
Teck Resources Ltd., Class B	363	13,223
West Fraser Timber Co. Ltd.	213	16,360
		275,733
China | 1.5%
C&D International Investment Group Ltd.	2,000	4,200
China Overseas Land & Investment Ltd.	9,500	17,099
China Resources Land Ltd.	5,500	18,374
Hopson Development Holdings Ltd. (*)	11,768	4,676
Midea Real Estate Holding Ltd. (#)	7,000	3,217
Seazen Group Ltd. (*)	46,000	11,953
Yuexiu Property Co. Ltd.	22,000	15,022
		74,541
France | 2.9%
Aeroports de Paris SA	101	10,330
Description	Shares	Fair Value
Engie SA	1,734	$33,788
Klepierre SA REIT	344	11,505
Unibail-Rodamco-Westfield REIT	210	17,705
Vinci SA	547	69,123
		142,451
Germany | 0.1%
TAG Immobilien AG (*)	307	4,190
Hong Kong | 1.5%
Henderson Land Development Co. Ltd.	1,000	2,887
Kerry Properties Ltd.	5,500	12,963
Link REIT	5,600	26,307
Swire Properties Ltd.	4,600	10,109
Wharf Real Estate Investment Co. Ltd.	10,000	24,354
		76,620
Italy | 1.0%
Terna - Rete Elettrica Nazionale	5,721	51,783
Japan | 3.1%
Aeon Mall Co. Ltd.	2,500	39,101
Daiwa House Industry Co. Ltd.	400	13,223
East Japan Railway Co.	1,100	21,686
Hankyu Hanshin Holdings, Inc.	600	16,109
Hoshino Resorts REIT, Inc.	2	2,707
Hulic Co. Ltd.	900	8,637
Industrial & Infrastructure Fund Investment Corp. REIT	17	13,176
Japan Prime Realty Investment Corp. REIT	4	9,074
Japan Real Estate Investment Corp. REIT	15	10,750
Katitas Co. Ltd.	300	3,964
Osaka Gas Co. Ltd.	600	13,587
		152,014
Mexico | 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	9,829
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	665	12,296
		22,125
Singapore | 1.0%
Keppel DC REIT	12,400	19,782
Parkway Life REIT	4,100	12,651

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Sembcorp Industries Ltd.	4,000	$18,689
		51,122
South Africa | 0.6%
Growthpoint Properties Ltd. REIT	19,901	14,090
Northam Platinum Holdings Ltd.	2,428	17,503
		31,593
Spain | 1.2%
Aena SME SA (#)	79	18,519
Iberdrola SA	2,608	42,162
		60,681
United Arab Emirates | 0.3%
Emaar Development PJSC	5,006	16,712
United Kingdom | 3.6%
Big Yellow Group PLC REIT	799	9,644
National Grid PLC	4,250	55,370
Segro PLC REIT	425	3,793
Severn Trent PLC	484	15,845
Shaftesbury Capital PLC REIT	20,850	33,766
SSE PLC	1,647	33,893
Tritax Big Box REIT PLC	13,921	25,250
		177,561
United States | 44.9%
Agree Realty Corp.	266	20,533
Alexandria Real Estate Equities, Inc. REIT	439	40,612
Ameren Corp.	377	37,851
American Electric Power Co., Inc.	361	39,446
American Homes 4 Rent, Class A REIT	1,050	39,700
American Tower Corp. REIT	435	94,656
American Water Works Co., Inc.	81	11,949
Apple Hospitality REIT, Inc.	1,053	13,594
Atmos Energy Corp.	216	33,389
AvalonBay Communities, Inc. REIT	266	57,089
Brixmor Property Group, Inc.	966	25,647
CareTrust REIT, Inc.	779	22,264
CenterPoint Energy, Inc.	202	7,318
Cheniere Energy, Inc.	232	53,685
CMS Energy Corp.	98	7,361
Consolidated Edison, Inc.	215	23,777
Description	Shares	Fair Value
Crown Castle, Inc.	721	$75,150
CSX Corp.	795	23,397
CubeSmart	362	15,461
Digital Realty Trust, Inc. REIT	339	48,575
Dominion Energy, Inc.	513	28,764
DTE Energy Co.	64	8,849
Duke Energy Corp.	206	25,126
EastGroup Properties, Inc. REIT	185	32,588
Energy Transfer LP	3,069	57,053
Entergy Corp.	544	46,507
Enterprise Products Partners LP	1,772	60,496
Equinix, Inc. REIT	86	70,120
Equity LifeStyle Properties, Inc. REIT	180	12,006
Equity Residential REIT	333	23,836
Essex Property Trust, Inc. REIT	41	12,569
Expand Energy Corp.	150	16,698
Extra Space Storage, Inc. REIT	202	29,995
Ferrovial SE	1,017	45,523
First Industrial Realty Trust, Inc.	628	33,887
Host Hotels & Resorts, Inc. REIT	1,443	20,505
Independence Realty Trust, Inc. REIT	807	17,133
Invitation Homes, Inc. REIT	615	21,433
Iron Mountain, Inc. REIT	216	18,585
Kilroy Realty Corp.	211	6,912
Mid-America Apartment Communities, Inc. REIT	315	52,788
National Storage Affiliates Trust REIT	285	11,229
NextEra Energy, Inc.	537	38,068
NiSource, Inc.	766	30,709
NNN REIT, Inc.	410	17,486
Norfolk Southern Corp.	77	18,237
Omega Healthcare Investors, Inc.	672	25,590
ONEOK, Inc.	187	18,554
Packaging Corp. of America	75	14,851
Park Hotels & Resorts, Inc. REIT	461	4,923
Pinnacle West Capital Corp.	80	7,620
Prologis, Inc.	1,029	115,032
Public Storage REIT	134	40,105
Realty Income Corp. REIT	554	32,138
Regency Centers Corp. REIT	431	31,791
Ryman Hospitality Properties, Inc. REIT	101	9,235
SBA Communications Corp. REIT	442	97,244
Simon Property Group, Inc. REIT	323	53,644
SL Green Realty Corp. REIT	431	24,869
Sunstone Hotel Investors, Inc. REIT	1,354	12,741
Targa Resources Corp.	318	63,749

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Union Pacific Corp.	215	$50,792
Ventas, Inc. REIT	968	66,560
WEC Energy Group, Inc.	107	11,661
Welltower, Inc. REIT	412	63,122
Xcel Energy, Inc.	664	47,005
		2,239,782
Total Common Stocks (Cost $3,053,197)		3,481,929
Exchange-Traded Funds | 5.8%
iShares Gold Trust (~)	3,341	196,985
iShares Silver Trust (~)	2,983	92,443
Total Exchange-Traded Funds (Cost $217,619)		289,428
Short-Term Investments | 21.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28% (7 day yield) (~) (Cost $1,049,250)	1,049,250	1,049,250
Total Investments | 96.7% (Cost $4,320,066)		$4,820,607
Cash and Other Assets in Excess of Liabilities | 3.3%		166,815
Net Assets | 100.0%		$4,987,422

Lazard Real Assets Portfolio (•) (continued)

Futures Contracts open at March 31, 2025 (~):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas	3	$30,000	04/28/25	$100,147	$123,570	$23,423	$—
Sugar 11	1	112,000	04/30/25	20,253	21,123	870	—
Soybean Oil	2	120,000	05/14/25	56,208	53,868	—	2,340
Wheat	1	5,000	05/14/25	31,265	27,850	—	3,415
Total gross unrealized appreciation/depreciation on Futures Contracts						$24,293	$5,755

Total Return Swap Agreements open at March 31, 2025 (~) :

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation
USD	GSC	$832,461	10/20/25	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expenses (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$45,188	$—

(a) For swap agreements, the net settlement will occur on the expiration date.

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the custom total return basket swap agreements with GSC, as of 31 March, 2025:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	7.64%
Brent Crude	BCOMCO	11.75
Coffee	BCOMKC	8.69
Copper	BCOMHG	1.18
Corn	BCOMCN	0.14
Cotton	BCOMCT	11.70
Crude Oil	BCOMCL	8.30
Gasoline (RBOB)	BCOMRB	6.22
Gold	BCOMGC	0.02
Heating Oil	BCOMHO	5.18
Kansas Wheat	BCOMKW	0.17
Lean Hogs	BCOMLH	1.35
Live Cattle	BCOMLC	3.11
Natural Gas	BCOMNG	2.39
Nickel	BCOMNI	7.83
Silver	BCOMSI	1.92
Soy Meal	BCOMSM	0.01
Soybeans	BCOMSY	5.17
Sugar	BCOMSB	3.70
Wheat	BCOMWH	8.98
Zinc	BCOMZS	4.55
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments

March 31, 2025 (unaudited)

(*)	Non-income producing security.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, as amended these securities may only be traded among “qualified institutional buyers.” March 31, 2025, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Developing Markets Equity Portfolio	3.7%
Emerging Markets Core Equity Portfolio	5.8%
Emerging Markets Equity Advantage Portfolio	8.3%
Emerging Markets Equity Portfolio	0.5%
Enhanced Opportunities Portfolio	11.1%
Equity Franchise Portfolio	6.8%
Global Listed Infrastructure Portfolio	4.5%
International Equity Advantage Portfolio	3.3%
International Equity Portfolio	0.9%
International Equity Select Portfolio	0.9%
International Quality Growth Portfolio	3.4%
International Small Cap Equity Portfolio	10.4%
International Strategic Equity Portfolio	0.8%
Real Assets Portfolio	1.3%
US Convertibles Portfolio	24.3%
US High Yield Portfolio	80.9%
US Short Duration Fixed Income Portfolio	15.0%
US Systematic Small Cap Equity Portfolio	0.3%

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Lazard Global Listed Infrastructure Portfolio for the period ended 31 March, 2025 were as follows:

Issue	Value at December 31, 2024	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2025	Values at March 31, 2025
Global Listed Infrastructure
Algonquin Power & Utilities Corp.	$185,794,628	$—	$—	$—	$29,173,352	$2,312,797	41,860,578	$214,967,980
Atlas Arteria Ltd.	246,847,113	—	—	—	8,764,923	10,591,902	83,962,746	255,612,036
Italgas SpA	237,756,272	—	—	—	66,267,156	—	42,354,790	304,023,428
Pennon Group PLC	119,444,612	34,863,144	—	—	(926,123)	2,942,543	26,547,011	153,381,633
SES SA	66,908,278	—	—	—	57,878,682	—	21,121,589	124,786,960
Total Securities	$856,750,903	$34,863,144	$—	$—	$161,157,990	$15,847,242	215,846,714	$1,052,772,037

(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2025.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. At March 31, 2025, these securities amounted to 3.4% of net assets of Lazard Enhanced Opportunities Portfolio.
(«)	Issue in default.
(<)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Security Abbreviations:

ADR	- American Depositary Receipt
CDI	- CHESS Depositary Interest
CVR	- Contingent Value Rights
ETF	- Exchange-Traded Fund
GDR	- Global Depositary Receipt
JSC	- Joint Stock Company
NVDR	- Non-Voting Depository Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate

Currency Abbreviations:

AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
CNY	- Chinese Renminbi
EUR	- Euro
GBP	- British Pound Sterling
HKD	- Hong Kong Dollar
NZD	- New Zealand Dollar
USD	- United States Dollar

Counterparty Abbreviations:

BNP	- BNP Paribas SA
BNY	- Bank of New York Mellon
BOA	- Bank of America N.A.
CAN	- Canadian Imperial Bank of Commerce
CIT	- Citibank N.A.
GSC	- Goldman Sachs International
HSB	- HSBC Bank USA N.A.
MSC	- Morgan Stanley & Co.
NIP	- Nomura International Plc
RBC	- Royal Bank of Canada
SCB	- Standard Chartered Bank
SSB	- State Street Bank & Trust Co.

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio
Common Stocks and Preferred Stocks
Aerospace & Defense	—%	—%	1.0%	—%
Air Freight & Logistics	3.5	—	0.4	—
Automobile Components	0.8	—	0.5	1.8
Automobiles	3.0	1.7	3.0	0.9
Banks	18.1	21.6	16.6	22.1
Beverages	0.9	0.8	1.1	—
Biotechnology	—	1.2	0.3	—
Broadline Retail	6.0	6.6	5.9	3.1
Building Products	—	—	0.1	—
Capital Markets	—	1.1	1.4	—
Chemicals	0.9	1.0	0.8	1.9
Communications Equipment	1.0	—	0.3	—
Construction & Engineering	—	1.7	0.3	—
Construction Materials	—	—	0.6	2.3
Consumer Finance	1.5	—	1.4	—
Consumer Staples Distribution & Retail	1.4	1.9	1.0	1.5
Containers & Packaging	—	—	0.2	—
Diversified Telecommunication Services	—	—	0.9	4.0
Electric Utilities	—	—	1.0	—
Electrical Equipment	2.5	1.4	1.5	—
Electronic Equipment, Instruments & Components	2.8	—	2.2	1.1
Energy Equipment & Services	0.8	0.7	0.4	0.8
Entertainment	—	1.3	1.6	2.1
Financial Services	0.7	0.8	1.0	—
Food Products	—	—	1.8	2.9
Gas Utilities	—	—	0.5	1.0
Ground Transportation	1.1	0.8	—	—

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio
Health Care Equipment & Supplies	—%	0.9%	—%	—%
Health Care Providers & Services	—	—	0.3	2.8
Hotels, Restaurants & Leisure	3.0	3.9	2.3	0.8
Household Durables	1.2	1.0	0.9	2.9
Household Products	—	0.9	—	0.9
Independent Power & Renewable Electricity Producers	—	—	0.2	0.8
Industrial Conglomerates	—	0.8	0.5	3.0
Insurance	1.4	1.4	3.1	4.9
Interactive Media & Services	6.9	5.2	6.0	1.0
IT Services	1.9	1.1	2.6	0.8
Machinery	4.6	2.5	1.1	1.7
Marine Transportation	—	—	0.1	—
Metals & Mining	—	3.6	4.6	2.8
Multi-Utilities	—	—	0.1	—
Oil, Gas & Consumable Fuels	2.5	5.9	3.5	5.3
Paper & Forest Products	0.6	—	0.2	—
Passenger Airlines	—	1.4	0.6	—
Personal Care Products	—	1.6	0.2	2.2
Pharmaceuticals	1.4	—	3.0	0.9
Professional Services	—	—	0.1	—
Real Estate Management & Development	—	3.3	2.0	—
Semiconductors & Semiconductor Equipment	18.3	14.9	11.9	12.0
Software	2.3	—	0.1	—
Specialty Retail	0.7	—	0.7	1.0
Technology Hardware, Storage & Peripherals	7.3	4.1	4.9	1.8
Textiles, Apparel & Luxury Goods	—	—	0.7	—
Tobacco	—	0.7	—	0.6
Trading Companies & Distributors	—	—	0.2	—

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio
Transportation Infrastructure	0.9%	1.8%	0.9%	2.1%
Water Utilities	—	—	0.3	—
Wireless Telecommunication Services	—	2.1	1.2	2.4
Subtotal	98.0	99.7	98.1	96.2
Repurchase Agreements	2.1	0.4	1.4	3.4
Short-Term Investments	0.1	0.0	0.1	0.2
Total Investments	100.2%	100.1%	99.6%	99.8%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio
Common Stocks and Preferred Stocks
Aerospace & Defense	—%	—%	—%	2.2%
Automobile Components	—	—	—	1.4
Automobiles	—	—	—	2.3
Banks	—	4.2	—	14.2
Beverages	—	5.7	—	0.5
Biotechnology	—	1.4	—	—
Broadline Retail	—	4.8	—	3.2
Building Products	—	0.7	—	0.2
Capital Markets	—	7.6	—	2.7
Chemicals	1.8	—	—	1.7
Commercial Services & Supplies	9.8	—	—	0.9
Communications Equipment	—	1.6	—	0.2
Construction & Engineering	4.2	—	12.6	1.3
Construction Materials	—	—	—	0.2
Consumer Finance	—	—	—	0.2
Consumer Staples Distribution & Retail	—	0.7	—	2.2
Containers & Packaging	—	0.7	—	—
Diversified Consumer Services	6.2	—	—	—
Diversified Telecommunication Services	—	—	—	0.5
Electric Utilities	2.1	—	20.3	2.6
Electrical Equipment	—	3.7	—	4.0
Electronic Equipment, Instruments & Components	—	2.7	—	1.0
Energy Equipment & Services	—	—	—	0.1
Entertainment	—	1.0	—	1.6
Financial Services	16.0	3.5	—	1.3
Food Products	—	—	—	1.8
Gas Utilities	5.0	—	10.2	0.2

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio
Ground Transportation	—%	—%	9.3%	0.2%
Health Care Equipment & Supplies	8.4	1.0	—	—
Health Care Providers & Services	6.7	2.1	—	0.1
Hotels, Restaurants & Leisure	6.6	1.4	—	1.6
Household Durables	—	—	—	1.5
Household Products	—	1.6	—	0.6
Independent Power & Renewable Electricity Producers	—	—	—	0.1
Insurance	—	3.0	—	5.9
Interactive Media & Services	—	3.1	—	2.6
IT Services	2.6	2.6	—	2.5
Leisure Products	—	—	—	0.2
Life Sciences Tools & Services	—	4.8	—	—
Machinery	—	2.7	—	1.5
Marine Transportation	—	—	—	0.1
Media	9.2	—	2.0	—
Metals & Mining	—	—	—	4.1
Multi-Utilities	4.9	—	14.9	0.3
Oil, Gas & Consumable Fuels	—	—	—	4.7
Passenger Airlines	—	—	—	1.4
Personal Care Products	—	1.8	—	0.9
Pharmaceuticals	—	2.7	—	9.0
Professional Services	1.0	8.1	—	1.7
Real Estate Management & Development	—	—	—	1.3
Retail REITs	—	—	—	0.1
Semiconductors & Semiconductor Equipment	—	6.8	—	6.3
Software	1.4	7.9	—	0.0
Specialty Retail	—	3.5	—	—
Technology Hardware, Storage & Peripherals	—	4.4	—	2.3

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Advantage Portfolio
Textiles, Apparel & Luxury Goods	—%	1.6%	—%	0.3%
Tobacco	—	—	—	0.8
Trading Companies & Distributors	—	1.1	—	0.5
Transportation Infrastructure	—	—	15.3	0.4
Water Utilities	9.3	—	11.1	—
Wireless Telecommunication Services	—	—	—	1.2
Subtotal	95.2	98.5	95.7	98.7
Warrants	—	—	—	0.0
Repurchase Agreements	5.7	1.3	3.6	1.8
Short-Term Investments	0.3	0.1	0.2	0.1
Total Investments	101.2%	99.9%	99.5%	100.6%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio
Common Stocks and Preferred Stocks
Aerospace & Defense	5.4%	4.2%	—%	3.4%
Air Freight & Logistics	—	—	—	1.0
Automobile Components	1.1	0.1	—	1.0
Automobiles	1.4	0.9	—	—
Banks	13.6	16.3	2.9	5.6
Beverages	2.8	0.7	3.0	1.5
Biotechnology	—	—	—	2.8
Broadline Retail	—	—	2.9	—
Building Products	0.7	—	2.5	4.3
Capital Markets	1.8	1.6	9.6	3.4
Chemicals	4.1	3.2	—	5.4
Construction & Engineering	—	—	—	1.3
Construction Materials	0.9	1.4	—	1.3
Consumer Staples Distribution & Retail	1.4	—	2.1	0.7
Diversified REITs	—	—	—	1.3
Diversified Telecommunication Services	2.7	—	—	1.2
Electric Utilities	1.1	—	—	—
Electrical Equipment	2.2	3.8	—	2.3
Electronic Equipment, Instruments & Components	2.4	2.2	7.0	2.1
Entertainment	—	1.4	3.3	1.0
Financial Services	—	—	—	2.2
Food Products	0.8	—	—	4.3
Gas Utilities	—	—	—	1.2
Health Care Equipment & Supplies	0.9	2.8	7.1	4.8
Health Care Technology	—	—	1.6	—
Hotels, Restaurants & Leisure	1.4	2.5	1.7	1.9
Household Durables	—	—	—	2.5
Industrial Conglomerates	2.4	1.5	—	—

Industry†	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio
Insurance	3.9%	6.2%	6.2%	5.8%
Interactive Media & Services	1.0	2.5	4.9	—
IT Services	4.1	2.5	2.7	1.6
Leisure Products	1.2	—	—	1.2
Life Sciences Tools & Services	0.4	0.4	1.3	—
Machinery	3.4	2.5	1.4	7.4
Metals & Mining	1.2	—	—	—
Multi-Utilities	1.7	1.7	—	—
Oil, Gas & Consumable Fuels	0.9	1.0	—	1.7
Passenger Airlines	1.1	1.3	—	—
Personal Care Products	2.7	3.0	2.7	—
Pharmaceuticals	5.4	4.0	—	1.0
Professional Services	6.8	7.1	12.4	4.8
Real Estate Management & Development	0.9	0.9	—	6.4
Semiconductors & Semiconductor Equipment	5.3	8.4	6.1	1.1
Software	0.8	2.2	7.8	1.8
Specialty Retail	2.2	0.7	2.3	3.0
Textiles, Apparel & Luxury Goods	4.3	5.1	2.4	1.5
Trading Companies & Distributors	1.0	1.7	4.6	3.9
Wireless Telecommunication Services	—	1.1	—	—
Subtotal	95.4	94.9	98.5	97.7
Repurchase Agreements	3.4	2.1	1.3	1.4
Short-Term Investments	0.2	0.1	0.1	0.1
Total Investments	99.0%	97.1%	99.9%	99.2%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio
Common Stocks
Aerospace & Defense	4.8%	5.3%	—%	0.8%
Automobile Components	—	—	—	1.0
Automobiles	1.1	4.8	—	1.3
Banks	14.1	—	3.3	7.9
Beverages	6.9	—	—	—
Biotechnology	1.1	2.6	0.8	5.4
Broadline Retail	1.0	9.7	6.6	—
Building Products	1.3	—	—	2.0
Capital Markets	4.9	14.9	11.5	6.0
Chemicals	0.9	—	—	—
Commercial Services & Supplies	1.5	—	3.7	3.8
Construction Materials	2.0	—	—	1.2
Consumer Staples Distribution & Retail	1.1	—	—	4.8
Containers & Packaging	—	—	—	1.5
Electrical Equipment	1.9	3.6	1.6	2.2
Electronic Equipment, Instruments & Components	3.6	6.5	—	3.6
Energy Equipment & Services	—	—	—	3.1
Entertainment	—	—	—	1.4
Financial Services	0.8	5.1	4.8	—
Ground Transportation	1.5	—	2.0	1.3
Health Care Equipment & Supplies	1.7	—	2.2	5.7
Health Care Providers & Services	—	—	3.1	—
Health Care Technology	—	—	—	2.4
Hotels, Restaurants & Leisure	3.6	4.3	3.7	4.0
Insurance	8.2	6.0	4.5	6.3
Interactive Media & Services	—	—	4.4	1.3
IT Services	2.9	4.4	2.0	1.9

Industry†	Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio
Life Sciences Tools & Services	1.5%	2.8%	4.4%	0.6%
Machinery	2.8	—	2.4	7.4
Media	1.9	2.3	—	—
Multi-Utilities	3.0	—	—	—
Oil, Gas & Consumable Fuels	0.7	—	3.0	2.6
Passenger Airlines	1.2	—	—	—
Personal Care Products	2.5	—	—	—
Pharmaceuticals	4.4	4.4	2.1	1.0
Professional Services	6.5	—	4.6	1.3
Real Estate Management & Development	—	—	2.6	—
Retail REITs	—	—	—	1.5
Semiconductors & Semiconductor Equipment	6.0	13.5	9.3	5.0
Software	1.3	4.7	9.4	2.7
Specialized REITs	—	3.7	—	2.2
Specialty Retail	2.5	—	—	1.8
Technology Hardware, Storage & Peripherals	0.9	—	7.6	—
Textiles, Apparel & Luxury Goods	—	—	—	1.9
Trading Companies & Distributors	—	—	—	1.0
Subtotal	100.1	98.6	99.6	97.9
Repurchase Agreements	—	0.7	0.8	—
Short-Term Investments	0.5	0.1	0.1	—
Total Investments	100.6%	99.4%	100.5%	97.9%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio
Common Stocks
Automobile Components	—%	1.5%
Banks	2.0	3.4
Beverages	—	0.0
Biotechnology	0.6	5.1
Building Products	2.8	1.7
Capital Markets	9.5	1.8
Chemicals	3.0	2.1
Commercial Services & Supplies	3.3	4.4
Communications Equipment	—	2.4
Construction & Engineering	—	0.5
Construction Materials	—	0.1
Consumer Finance	1.3	0.6
Consumer Staples Distribution & Retail	—	0.3
Containers & Packaging	1.0	0.5
Distributors	—	0.2
Diversified Consumer Services	—	3.1
Diversified REITs	—	0.2
Diversified Telecommunication Services	—	0.6
Electrical Equipment	1.1	1.6
Electronic Equipment, Instruments & Components	1.6	5.0
Energy Equipment & Services	—	0.1
Entertainment	—	0.1
Financial Services	5.2	1.6
Food Products	—	1.8
Ground Transportation	1.0	0.1
Health Care Equipment & Supplies	4.5	3.4
Health Care Providers & Services	3.0	1.7
Health Care REITs	—	0.6
Health Care Technology	—	1.0
Hotel & Resort REITs	—	0.2
Hotels, Restaurants & Leisure	1.1	1.2
Household Durables	—	3.9
Household Products	3.0	1.2
Independent Power & Renewable Electricity Producers	—	0.2
Industrial REITs	1.1	0.7
Insurance	1.6	2.3
Interactive Media & Services	—	1.1
IT Services	2.5	1.6
Leisure Products	—	0.4
Life Sciences Tools & Services	5.9	1.5
Machinery	5.5	1.6
Marine Transportation	—	0.9

Industry†	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio
Media	—%	2.6%
Mortgage Real Estate Investment	—	0.2
Mortgage Real Estate Investment Trusts (REITs)	—	0.0
Office REITs	—	0.2
Oil, Gas & Consumable Fuels	—	1.0
Paper & Forest Products	—	0.3
Passenger Airlines	—	0.2
Personal Care Products	—	0.3
Pharmaceuticals	4.8	0.0
Professional Services	—	7.8
Real Estate Management & Development	1.1	0.5
Residential REITs	—	0.3
Retail REITs	—	1.8
Semiconductors & Semiconductor Equipment	8.6	1.7
Software	13.0	12.6
Specialized REITs	—	0.8
Specialty Retail	3.3	2.4
Technology Hardware, Storage & Peripherals	6.8	0.5
Textiles, Apparel & Luxury Goods	—	1.9
Trading Companies & Distributors	—	2.2
Wireless Telecommunication Services	—	0.5
Subtotal	98.2	100.1
Closed-End Management Investment Companies	—	0.4
Repurchase Agreements	1.8	0.4
Short-Term Investments	0.1	0.0
Total Investments	100.1%	100.9%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short
Common Stocks, Preferred Stocks, Corporate Bonds and Convertible Corporate Bonds
Automobiles	0.0%	0.0%
Beverages	1.1	—
Biotechnology	2.1	-0.2
Broadline Retail	0.0	—
Capital Markets	0.3	—
Chemicals	0.0	—
Commercial Services & Supplies	3.6	—
Communications Equipment	0.0	—
Construction & Engineering	1.6	—
Consumer Finance	0.0	—
Diversified REITs	0.0	—
Diversified Telecommunication Services	0.6	—
Electric Utilities	0.0	—
Electrical Equipment	0.0	—
Electronic Equipment, Instruments & Components	1.0	—
Energy Equipment & Services	0.1	—
Entertainment	1.0	-0.8
Financial Services	1.8	-0.2
Food Products	0.2	—
Health Care Equipment & Supplies	8.4	0.0
Health Care Providers & Services	0.8	—
Hotel & Resort REITs	1.2	0.0
Hotels, Restaurants & Leisure	0.1	-0.1
Insurance	0.5	-0.4
Interactive Media & Services	4.1	—
IT Services	2.8	—
Leisure Products	1.3	—
Life Sciences Tools & Services	0.0	—
Machinery	0.4	—
Media	0.0	—
Metal Fabricate & Hardware	0.1	—
Metals & Mining	0.0	—
Passenger Airlines	0.6	-0.2
Pharmaceuticals	4.0	-0.1
Private Equity	0.0	—
Real Estate Management & Development	1.4	0.0
Semiconductors & Semiconductor Equipment	1.0	0.0
Software	8.5	-0.5
Specialty Retail	4.2	—
Technology Hardware, Storage & Peripherals	—	-0.1

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short
Trading Companies & Distributors	0.0%	—%
Subtotal	52.8	-2.6
Purchased Options	0.0	—
U.S. Treasury Securities	41.7	—
Warrants	0.0	—
Short-Term Investments	3.9	—
Total Investments	98.4%	-2.6%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Real Assets Portfolio
Common Stocks
Construction & Engineering	2.3%
Containers & Packaging	0.3
Diversified REITs	0.3
Electric Utilities	7.7
Gas Utilities	1.0
Ground Transportation	3.3
Health Care REITs	4.5
Hotel & Resort REITs	1.3
Industrial REITs	5.7
Metals & Mining	1.7
Multi-Utilities	5.9
Office REITs	1.0
Oil, Gas & Consumable Fuels	6.3
Paper & Forest Products	0.3
Real Estate Management & Development	4.7
Residential REITs	5.0
Retail REITs	5.7
Specialized REITs	10.7
Transportation Infrastructure	1.7
Water Utilities	0.5
Subtotal	69.9
Exchange-Traded Funds	5.8
Short-Term Investments	21.0
Total Investments	96.7%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 22, 2025

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: May 22, 2025